UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts		02110
(Address of principal executive offices)		(Zip code)

Scott R. Plummer 5228 Ameriprise Financial Center Minneapolis, MN 55474
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-612-671-1947

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2011

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia California Intermediate Municipal Bond Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 93.0%
Advanced Refunded 1.0%
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Asset-Backed Revenue Bonds Series 2003B
06/01/38	5.625%	$1,500,000	$1,646,760
Orange County Water District Prerefunded 08/15/13 Certificated of Participation Series 2003B (NPFGC)
08/15/17	5.375%	650,000	718,211
Total			2,364,971
Airport 3.8%
City of San Jose Revenue Bonds Series 2007B (AMBAC)
03/01/22	5.000%	1,000,000	1,036,710
County of Orange Revenue Bonds Series 2009A
07/01/25	5.250%	1,500,000	1,607,160
County of Sacramento Revenue Bonds Senior Series 2008 (AGM)
07/01/23	5.000%	1,000,000	1,034,000
San Diego County Regional Airport Authority Revenue Bonds Subordinated Series 2010A
07/01/24	5.000%	1,000,000	1,037,430
San Francisco City & County Airports Commission Refunding Revenue Bonds
2nd Series 2003B (NPFGC/FGIC)
05/01/13	5.250%	2,000,000	2,141,600
2nd Series 2009C (AGM)
05/01/18	5.000%	1,825,000	2,060,680
Total			8,917,580
College 5.9%
California Educational Facilities Authority Revenue Bonds
Pitzer College
Series 2005A
04/01/25	5.000%	1,270,000	1,279,398
Series 2009
04/01/19	5.000%	1,610,000	1,758,136
University Southern California
Series 2009C
10/01/24	5.250%	3,000,000	3,518,580
California State Public Works Board
Refunding Revenue Bonds
California State University
Series 2006A (NPFGC/FGIC)
10/01/16	5.000%	1,000,000	1,106,730
Revenue Bonds
University California Institute Project
Series 2005C

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
College (continued)
04/01/16	5.000%	$1,000,000	$1,091,910
Various University of California Projects
Series 2005D
05/01/15	5.000%	1,000,000	1,104,760
California State University Revenue Bonds Systemwide Series 2009A
11/01/22	5.250%	2,500,000	2,689,675
University of California Revenue Bonds Series 2009O
05/15/20	5.000%	1,000,000	1,155,090
Total			13,704,279
Electric 16.9%
Anaheim Public Financing Authority Revenue Bonds Distribution System Electric Series 1999 (AMBAC)
10/01/13	5.000%	1,500,000	1,608,570
California Infrastructure & Economic Development Bank Revenue Bonds California Independent System Operator Series 2009A
02/01/22	5.250%	1,900,000	1,996,235
California State Department of Water Resources Revenue Bonds Series 2005G-11
05/01/18	5.000%	2,000,000	2,341,240
City of Riverside Revenue Bonds Series 2008D (AGM)
10/01/23	5.000%	1,000,000	1,068,200
City of Santa Clara Refunding Revenue Bonds Series 2011A
07/01/29	5.375%	1,000,000	1,030,030
Imperial Irrigation District Refunding Revenue Bonds System Series 2008
11/01/21	5.250%	2,500,000	2,760,025
Los Angeles Department of Water & Power
Revenue Bonds
Power System
Series 2009B
07/01/23	5.250%	2,000,000	2,225,480
Subordinated Series 2007A-1 (AMBAC)
07/01/19	5.000%	1,000,000	1,130,570

1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Electric (continued)
M-S-R Public Power Agency Revenue Bonds Subordinated Lien Series 2008L (AGM)
07/01/21	5.000%	$2,500,000	$2,736,000
Modesto Irrigation District Certificate of Participation Capital Improvements Series 2001A (AGM)
07/01/18	5.250%	1,185,000	1,205,726
Northern California Power Agency Refunding Revenue Bonds Hydroelectric Project No. 1 Series 2008C (AGM)
07/01/22	5.000%	3,000,000	3,264,720
Sacramento Municipal Utility District
Refunding Revenue Bonds
Series 2005 (AMBAC)
07/01/15	5.250%	3,000,000	3,280,650
Revenue Bonds
Cosumnes Project
Series 2006 (NPFGC)
07/01/15	5.000%	1,000,000	1,080,200
Series 2008U (AGM)
08/15/21	5.000%	1,500,000	1,643,520
Southern California Public Power Authority
Refunding Revenue Bonds
Sanitary Power Project
Series 2005A (AGM)
01/01/18	5.000%	2,000,000	2,182,840
Series 2008A
07/01/22	5.000%	2,000,000	2,169,380
Revenue Bonds
Series 1989
07/01/13	6.750%	3,000,000	3,323,010
Southern Transmission Project
Series 2008
07/01/27	6.000%	1,000,000	1,103,760
Tuolumne Wind Project Authority Revenue Bonds Tuolumne Co. Project Series 2009
01/01/22	5.000%	1,000,000	1,078,380
Walnut Energy Center Authority Revenue Bonds Series 2004A (AMBAC)
01/01/16	5.000%	2,055,000	2,174,786
Total			39,403,322
Health Care - Hospital 8.0%
Abag Finance Authority for Nonprofit Corporations Revenue Bonds Sharp Healthcare Series 2011A
08/01/24	5.250%	2,750,000	2,809,730

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Health Care - Hospital (continued)
California Health Facilities Financing Authority
Revenue Bonds
Catholic Healthcare West
Series 2009A
07/01/29	6.000%	$1,250,000	$1,318,125
Series 2009E
07/01/25	5.625%	1,500,000	1,586,025
Children’s Hospital of Orange County
Series 2009A
11/01/21	6.000%	2,000,000	2,197,280
California Municipal Finance Authority Certificate of Participation Community Hospital Central California Series 2007
02/01/13	5.000%	1,150,000	1,184,258
California Statewide Communities Development Authority
Revenue Bonds
Health Facility Adventist Health System West
Series 2005A
03/01/17	5.000%	1,000,000	1,067,530
John Muir Health
Series 2006A
08/15/17	5.000%	3,000,000	3,263,640
Kaiser Permanente
Series 2009A
04/01/19	5.000%	2,000,000	2,260,000
Sutter Health
Series 2011A
08/15/26	5.500%	1,000,000	1,046,660
City of Loma Linda Revenue Bonds Loma Linda University Medical Center Series 2005A
12/01/18	5.000%	1,000,000	969,830
City of Newport Beach Revenue Bonds Hoag Memorial Hospital Presbyterian Series 2011
12/01/30	5.875%	1,000,000	1,078,770
Total			18,781,848
Health Care - Life Care Center 0.8%
California Health Facilities Financing Authority
Revenue Bonds
Insured California Nevada-Methodist
Series 2006
07/01/26	5.000%	1,000,000	980,870
Insured Episcopal Home
Series 2010B
02/01/19	5.100%	920,000	974,933
Total			1,955,803

2

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Health Care - Nursing Home 0.7%
Abag Finance Authority for Nonprofit Corporations Revenue Bonds Casa de Las Campanas, Inc. Series 2010
09/01/15	4.000%	$1,500,000	$1,592,130
Housing - Single Family 0.4%
California State Department of Veterans Affairs Revenue Bonds Series 2006A
12/01/23	4.500%	1,000,000	1,000,430
Industrial-Pollution - IDR 1.7%
California Pollution Control Financing Authority Refunding Revenue Bonds BP West Coast Products LLC Series 2009 (a)
12/01/46	2.600%	2,000,000	2,010,520
M-S-R Energy Authority Revenue Bonds Series 2009B
11/01/29	6.125%	2,000,000	2,072,600
Total			4,083,120
Lease 15.3%
Bay Area Governments Association
Revenue Bonds
State Payment Acceleration Notes
Series 2006 (FGIC/NPFGC)
08/01/17	5.000%	2,000,000	2,087,280
Series 2006 (XLCA)
08/01/17	5.000%	2,000,000	2,059,580
California State Public Works Board
Revenue Bonds
Department General Services
Series 2006A
04/01/28	5.000%	1,000,000	953,000
Department of General Services-Butterfeld State
Series 2005A
06/01/15	5.000%	1,200,000	1,321,596
Various Capital Projects
Subordinated Series 2009I-1
11/01/17	5.000%	2,000,000	2,204,900
Subordinated Series 2010A-1
03/01/22	5.250%	2,000,000	2,124,420
California Statewide Communities Development Authority Revenue Bonds Proposition 1A Receivables Program Series 2009
06/15/13	5.000%	2,000,000	2,149,480

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Lease (continued)
City & County of San Francisco Certificate of Participation Multiple Capital Improvement Projects Series 2009B
04/01/24	5.000%	$1,495,000	$1,545,845
City of Vista Certificate of Participation Community Projects Series 2007 (NPFGC)
05/01/21	4.750%	750,000	762,720
County of Monterey Certificate of Participation Refinancing Project Series 2009 (AGM)
08/01/17	5.000%	1,000,000	1,108,540
Kings River Conservation District Certificate of Participation Peaking Project Series 2004
05/01/14	5.000%	3,135,000	3,370,501
Los Angeles Community Redevelopment Agency Revenue Bonds VT Manchester Social Services Project Series 2005 (AMBAC)
09/01/15	5.000%	1,095,000	1,194,678
Los Angeles County Capital Asset Leasing Corp. Refunding Revenue Bonds Master Project Series 2002B (AMBAC)
12/01/12	6.000%	1,000,000	1,040,650
Los Angeles Municipal Improvement Corp. Refunding Revenue Bonds Special Tax-Police Emergency Series 2002G (NPFGC/FGIC)
09/01/13	5.250%	1,500,000	1,616,580
Oakland Joint Powers Financing Authority Refunding Revenue Bonds Oakland Administration Buildings Series 2008B (AGM)
08/01/22	5.000%	2,000,000	2,057,940
Pasadena Public Financing Authority Revenue Bonds Rose Bowl Renovation Series 2010A
03/01/26	5.000%	2,500,000	2,596,975
Pico Rivera Public Financing Authority Revenue Bonds Series 2009
09/01/26	5.250%	1,085,000	1,125,775

3

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Lease (continued)
Richmond Joint Powers Financing Authority Refunding Revenue Bonds Lease-Civic Center Project Series 2009 (AGM)
08/01/17	5.000%	$1,570,000	$1,736,734
San Francisco State Building Authority Refunding Revenue Bonds California State & San Francisco Civic Center Series 2005A
12/01/12	5.000%	3,000,000	3,148,620
San Mateo Joint Powers Financing Authority Refunding Revenue Bonds Youth Services Campus Series 2008A
07/15/20	5.000%	435,000	467,255
Santa Clara County Financing Authority Refunding Revenue Bonds Multiple Facilities Projects Series 2010N
05/15/17	5.000%	1,000,000	1,124,790
Total			35,797,859
Miscellaneous Revenue 4.5%
California County Tobacco Securitization Agency Asset-Backed Revenue Bonds Los Angeles Series 2006
06/01/21	5.250%	920,000	847,578
California Infrastructure & Economic Development Bank
Revenue Bonds
California Science Center Phase II
Series 2006B (FGIC/NPFGC)
05/01/22	5.000%	1,360,000	1,285,812
05/01/23	5.000%	1,240,000	1,154,800
California State Department of Transportation Revenue Bonds Federal Highway Grant Anticipation Bonds Series 2004A (FGIC/NPFGC)
02/01/13	4.500%	1,000,000	1,060,830
California Statewide Communities Development Authority Revenue Bonds California Endowment Series 2003
07/01/13	5.000%	1,000,000	1,083,700
Golden State Tobacco Securitization Corp.
Revenue Bonds
06/01/40	6.625%	1,485,000	1,658,611
Asset-Backed Revenue Bonds
Series 2005A (AMBAC)
06/01/14	5.000%	1,250,000	1,322,950

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Miscellaneous Revenue (continued)
Orange County Transportation Authority Refunding Revenue Bonds 91 Express Lanes Series 2003A (AMBAC)
08/15/19	5.000%	$2,000,000	$2,114,900
Total			10,529,181
Port District 1.0%
Los Angeles Harbor Department Revenue Bonds Series 2009A
08/01/23	5.250%	2,000,000	2,236,060
Sales or Use Tax 2.7%
State of California
Unlimited General Obligation Bonds
Series 2004A (FGIC/NPFGC)
07/01/14	5.250%	1,000,000	1,126,680
Unlimited General Obligation Refunding Bonds
Series 2009A
07/01/18	5.000%	3,000,000	3,516,060
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A (b)
10/01/20	5.000%	1,490,000	1,597,042
Total			6,239,782
School 1.2%
Burbank Unified School District Unlimited General Obligation Bonds Capital Appreciation Series 1998B (NPFGC/FGIC) (c)
08/01/14	0.000%	3,000,000	2,817,840
Special District - Assessment 3.7%
Culver City Redevelopment Finance Authority Refunding Tax Allocation Bonds Series 1993 (AMBAC)
11/01/14	5.500%	1,420,000	1,458,482
Indian Wells Redevelopment Agency Unrefunded Tax Allocation Bonds Consolidated Whitewater Series 2003A (AMBAC)
09/01/14	5.000%	450,000	464,031
Long Beach Bond Finance Authority Tax Allocation Bonds Industrial Redevelopment Project Areas Series 2002B (AMBAC)
11/01/19	5.500%	1,070,000	1,108,616

4

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Special District - Assessment (continued)
Oakland Redevelopment Agency Refunding Senior Tax Allocation Bonds Central District Redevelopment Series 1992 (AMBAC)
02/01/14	5.500%	$1,945,000	$2,004,361
Redwood City Redevelopment Agency Tax Allocation Bonds Redevelopment Project Area No. 2 Series 2003A (AMBAC)
07/15/13	5.250%	1,000,000	1,038,280
San Francisco City & County Redevelopment Agency Tax Allocation Bonds San Francisco Redevelopment Projects Series 2009B
08/01/18	5.000%	1,255,000	1,289,676
Tustin Community Redevelopment Agency Tax Allocation Bonds MCAS-Tustin Redevelopment Project Area Series 2010
09/01/25	5.000%	1,250,000	1,161,025
Total			8,524,471
Special District - Tax Allocation 0.4%
Santa Clara Redevelopment Agency Tax Allocation Bonds Capital Appreciation-Bayshore North Project Series 2011 (c)
06/01/14	0.000%	1,005,000	893,083

Special District - Tax Increment 0.6%
Fontana Public Finance Authority Tax Allocation Bonds Subordinated Lien-North Fontana Redevelopment Series 2005A (AMBAC)
10/01/20	5.000%	1,515,000	1,517,303

Special Purpose Certificates - General Obligations 10.1%
City & County of San Francisco Unlimited General Obligation Bonds Earthquake Safety Series 2010E
06/15/27	5.000%	3,380,000	3,559,444
City of Los Angeles Unlimited General Obligation Bonds Series 2004A (NPFGC)
09/01/13	4.000%	1,000,000	1,070,990
Culver City School Facilities Financing Authority Revenue Bonds Unified School District Series 2005 (AGM)
08/01/23	5.500%	1,490,000	1,724,660

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Special Purpose Certificates - General Obligations (continued)
East Bay Municipal Utility District Unlimited General Obligation Refunding Bonds Wastewater System Series 2003F (AMBAC)
04/01/15	5.000%	$1,000,000	$1,067,320
East Side Union High School District Unlimited General Obligation Refunding Bonds 2012 Crossover Series 2006 (AGM)
09/01/20	5.250%	1,280,000	1,445,018
Los Angeles Unified School District
Unlimited General Obligation Bonds
Election of 1997
Series 2003F (AGM)
07/01/18	5.000%	1,275,000	1,359,061
Election of 2004
Series 2006G (AMBAC)
07/01/20	5.000%	1,000,000	1,092,360
Palomar Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2006 Series 2010B (c)
08/01/22	0.000%	2,140,000	1,185,282
Rancho Santiago Community College District Unlimited General Obligation Refunding Bonds Series 2005 (AGM)
09/01/19	5.250%	1,000,000	1,181,210
Rescue Union School District Unlimited General Obligation Bonds Capital Appreciation-Election of 1998 Series 2005 (NPFGC) (c)
09/01/26	0.000%	1,100,000	431,376
San Diego Unified School District Unlimited General Obligation Bonds Election of 1998 Series 2004F (AGM)
07/01/21	5.000%	1,645,000	1,748,125
San Mateo County Community College District Unlimited General Obligation Bonds Capital Appreciation-Election of 2005 Series 2006A (NPFGC) (c)
09/01/15	0.000%	1,000,000	906,170
San Mateo Foster City School District Revenue Bonds Series 2005 (AGM)
08/15/19	5.500%	2,000,000	2,406,360
San Ramon Valley Unified School District Unlimited General Obligation Bonds Election of 2002 Series 2004 (AGM)
08/01/16	5.250%	1,800,000	1,981,242

5

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Special Purpose Certificates - General Obligations (continued)
Saugus Union School District Unlimited General Obligation Refunding Bonds Series 2006 (NPFGC/FGIC)
08/01/21	5.250%	$1,000,000	$1,139,030
Simi Valley School Financing Authority Refunding Revenue Bonds Simi Valley Unified School District Series 2007
08/01/18	5.000%	1,045,000	1,212,879
Total			23,510,527
State 7.7%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Public Improvement Bonds Series 2007A (FGIC) (b)
07/01/21	5.500%	1,500,000	1,578,375
State of California
Unlimited General Obligation Bonds
Series 2010
11/01/24	5.000%	5,000,000	5,359,100
Various Purpose
Series 2007
12/01/26	5.000%	2,000,000	2,083,660
Series 2009
04/01/26	5.625%	2,000,000	2,159,320
10/01/29	5.250%	1,500,000	1,546,470
Unlimited General Obligation Refunding Bonds
Series 2007
08/01/18	5.000%	3,750,000	4,184,475
08/01/26	4.500%	1,000,000	987,030
Total			17,898,430
Toll Road 0.5%
Bay Area Toll Authority Revenue Bonds San Francisco Bay Area Series 2006F
04/01/22	5.000%	1,100,000	1,201,332

Water & Sewer 6.1%
City of Fresno Revenue Bonds Series 2008A
09/01/23	5.000%	1,000,000	1,080,960
City of Los Angeles Refunding Revenue Bonds Series 2009A
06/01/25	5.750%	2,000,000	2,263,920
Clovis Public Financing Authority Revenue Bonds Series 2007 (AMBAC)
08/01/21	5.000%	1,000,000	1,061,610

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Water & Sewer (continued)
Kern County Water Agency Improvement District No. 4 Certificate of Participation Series 2008A
05/01/22	5.000%	$2,020,000	$2,166,773
Sacramento County Sanitation Districts Financing Authority
Revenue Bonds
County Sanitation District 1
Series 2005 (NPFGC)
08/01/22	5.000%	1,500,000	1,616,475
Sacramento Regional County Sanitation
Series 2006 (NPFGC/FGIC)
12/01/17	5.000%	1,000,000	1,138,720
San Diego Public Facilities Financing Authority
Refunding Revenue Bonds
Senior Series 2009B
05/15/25	5.250%	1,500,000	1,632,915
Series 2010A
08/01/24	5.000%	2,000,000	2,164,820
San Francisco City & County Public Utilities Commission Refunding Revenue Bonds Series 2003A (NPFGC)
10/01/13	5.000%	1,000,000	1,069,910
Total			14,196,103
Total Municipal Bonds (Cost: $208,499,137)			$217,165,454

Municipal Preferred Stocks 0.7%
Miscellaneous Revenue 0.7%
Munimae TE Bond Subsidiary LLC Series 2004A-2 (d)(e)
06/30/49	4.900%	$2,000,000	$1,640,060
Total Municipal Preferred Stocks (Cost: $2,000,000)			$1,640,060

Issuer		Par/ Principal/ Shares	Value

Money Market Fund 4.1%
JPMorgan Tax-Free Money Market Fund, 0.020% (f)		9,541,414	$9,541,414
Total Money Market Fund (Cost: $9,541,414)			$9,541,414

6

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term 1.1%
Lease 1.1%
Golden Empire Schools Financing Authority Refunding Revenue Bonds Kern High School District Projects Series 2010
05/01/12	4.000%	2,500,000	$ 2,568,850

Municipal Short Term (continued)
Total Municipal Short Term (Cost: $2,531,700)	$2,568,850
Total Investments
(Cost: $222,572,251) (g)	$230,915,778(h)
Other Assets & Liabilities, Net	2,542,710
Total Net Assets	$233,458,488

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 1.36% of net assets at June 30, 2011.

(c)	Zero coupon bond.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $1,640,060 or 0.70% of net assets.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $1,640,060, representing 0.70% of net assets.  Information concerning such security holdings at June 30, 2011 was as follows:

	Security Description		Acquisition Dates	Cost
	Munimae TE Bond Subsidiary LLC
	Series 2004A-2
	4.900% 06/30/49		10/15/04	$2,000,000

(f)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(g)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $222,572,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$9,576,000
	Unrealized Depreciation	(1,232,000)
	Net Unrealized Appreciation	$8,344,000

7

(h)	Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Equity securities and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed  by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

8

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)
Bonds
Municipal Bonds	$-	$217,165,454	$-	$217,165,454

Total Bonds	-	217,165,454	-	217,165,454

Equity Securities
Municipal Preferred Stocks	-	1,640,060	-	1,640,060

9

Total Equity Securities		1,640,060		1,640,060

Other
Municipal Short Term	-	2,568,850	-	2,568,850
Unaffiliated Money Market Fund(c)	9,541,414	-	-	9,541,414
Total Other	9,541,414	2,568,850	-	12,110,264
Total	$9,541,414	$221,374,364	$-	$230,915,778

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

10

Portfolio of Investments

Columbia Georgia Intermediate Municipal Bond Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.8%
ADVANCED REFUNDED 5.5%
Barrow County School District Unlimited General Obligation Bonds Escrowed to Maturity Series 2006
02/01/14	5.000%	$665,000	$738,569
Gwinnett County School District
Prerefunded 02/01/18 Unlimited General Obligation Bonds
Series 2008
02/01/22	5.000%	1,000,000	1,194,320
Unlimited General Obligation Bonds
Series 2008 Escrowed to Maturity
02/01/17	5.000%	1,000,000	1,185,740
State of Georgia Prerefunded 12/01/17 Unlimited General Obligation Bonds Series 2007G
12/01/20	5.000%	2,000,000	2,440,260
Total			5,558,889
AIRPORT 1.6%
City of Atlanta Refunding Revenue Bonds Series 2010C
01/01/25	5.000%	1,500,000	1,566,915
Total			1,566,915
CITY 2.4%
Chatham County School District Unlimited General Obligation Refunding Bonds Series 2002 (AGM)
08/01/14	5.250%	1,000,000	1,133,570
City of Atlanta Unlimited General Obligaion Public Improvement Bonds Series 2004B (NPFGC)
12/01/18	5.000%	1,200,000	1,313,232
Total			2,446,802
COLLEGE 10.0%
Athens Housing Authority Refunding Revenue Bonds UGAREF East Series 2010
12/01/16	4.000%	500,000	558,605
Bleckley County & Dodge County Joint Development Authority Revenue Bonds Middle Georgia College Series 2008
07/01/21	5.000%	1,260,000	1,345,012
Bulloch County Development Authority Revenue Bonds Georgia Southern University Housing Foundation Four Series 2008 (AGM)
07/01/20	5.250%	1,000,000	1,139,810

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
Cobb County Development Authority Revenue Bonds Kennesaw State University Foundation, Inc. Series 2004 (NPFGC)
07/15/19	5.000%	$1,870,000	$1,954,637
DeKalb Newton & Gwinnett Counties Joint Development Authority Revenue Bonds GGC Foundation LLC Project Series 2009
07/01/24	5.500%	2,500,000	2,761,850
Private Colleges & Universities Authority Revenue Bonds Spelman College Series 2003
06/01/19	5.250%	2,250,000	2,324,025
Total			10,083,939
COUNTY 2.3%
Chatham County Hospital Authority Revenue Bonds Memorial Health Medical Center Series 2001A
01/01/24	6.125%	2,500,000	2,347,800
Total			2,347,800
ELECTRIC 7.2%
Municipal Electric Authority of Georgia
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/21	5.250%	1,395,000	1,587,287
Subordinated Series 2008D
01/01/23	6.000%	1,000,000	1,124,350
Series 1992B (NPFGC)
01/01/16	6.375%	2,000,000	2,299,320
Puerto Rico Electric Power Authority (a)
Refunding Revenue Bonds
Series 2002JJ (XLCA)
07/01/16	5.375%	1,405,000	1,561,011
Revenue Bonds
Series 2007TT
07/01/20	5.000%	655,000	678,331
Total			7,250,299
HEALTH CARE - HOSPITAL 8.7%
Chatham County Hospital Authority Revenue Bonds Hospital Improvement Memorial Health University Medical Center Series 2004A
01/01/26	5.375%	1,000,000	855,880

1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
Cobb County Kennestone Hospital Authority Revenue Bonds Certificates Series 2005B(AMBAC)
04/01/16	4.000%	$1,110,000	$1,200,709
DeKalb Private Hospital Authority Revenue Bonds Children’s Healthcare Series 2009
11/15/17	5.000%	320,000	365,043
Fayette County Hospital Authority Revenue Bonds Fayette Community Hospital Series 2009A
06/15/23	5.250%	2,000,000	2,150,580
Floyd County Hospital Authority
Revenue Bonds
Floyd Medical Center Project
RAC Series 2002 (NPFGC)
07/01/14	5.500%	765,000	804,933
07/01/18	5.500%	1,290,000	1,338,053
Gwinnett County Hospital Authority Revenue Bonds Gwinnet Hospital System Series 2007A (AGM)
07/01/23	5.000%	2,000,000	2,076,800
Total			8,791,998
HOUSING - MULTI-FAMILY 5.4%
Cobb County Development Authority
Revenue Bonds
KSU Village Real Estate
Series 2007A (AMBAC)
07/15/27	5.250%	3,000,000	2,814,240
Kennesaw State University-Housing
Series 2004A (NPFGC)
07/15/19	5.250%	2,000,000	2,190,880
Lawrenceville Housing Authority Revenue Bonds Housing-Knollwood Park Apartments Project Series 1997 (FNMA) AMT (b)
12/01/29	6.250%	465,000	492,793
Total			5,497,913
INDUSTRIAL-POLLUTION - IDR 1.1%
Richmond County Development Authority Revenue Bonds International Paper Co. Project Series 2001A
03/01/15	5.150%	1,000,000	1,065,710
Total			1,065,710

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
INDUSTRIAL-POLLUTION - PCR 1.0%
Appling County Development Authority Revenue Bonds Georgia Power Co. Plant Hatch Project Series 2006 (AMBAC)
07/01/16	4.400%	$1,000,000	$1,000,120
Total			1,000,120
LEASE 3.7%
Atlanta Public Safety & Judicial Facilities Authority Revenue Bonds Public Safety Facility Project Series 2006 (AGM)
12/01/17	5.000%	1,310,000	1,481,885
Fulton County Facilities Corp. Certificate of Participation Fulton County Public Purpose Project Series 2009
11/01/17	5.000%	1,000,000	1,113,730
South Regional Joint Development Authority Revenue Bonds VSU Auxiliary Services-Student Series 2008A
08/01/23	5.000%	1,125,000	1,197,709
Total			3,793,324
MISCELLANEOUS REVENUE 2.6%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2006 (NPFGC)
06/01/16	5.000%	2,000,000	2,331,460
Main Street Natural Gas, Inc. Revenue Bonds Series 2007A
09/15/19	5.250%	295,000	298,546
Total			2,630,006
SALES OR USE TAX 5.0%
Cobb-Marietta Coliseum & Exhibit Hall Authority Refunding Revenue Bonds Series 2005 (NPFGC)
10/01/19	5.250%	2,430,000	2,799,530
Metropolitan Atlanta Rapid Transit Authority Refunding Revenue Bonds Series 1992N (NPFGC/BNY)
07/01/18	6.250%	2,000,000	2,310,340
Total			5,109,870

2

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SCHOOL 5.8%
Banks County School District Unlimited General Obligation Bonds Sales Tax Series 2011
09/01/14	4.000%	$1,000,000	$1,086,580
Barrow County School District Unrefunded Unlimited General Obligation Bonds Series 2006
02/01/14	5.000%	335,000	371,013
Carroll County Georgia School District Unlimited General Obligation Bonds Series 2011
04/01/14	4.000%	1,000,000	1,083,380
Gwinnett County School District Unlimited General Obligation Refunding Bonds Series 2010
02/01/24	5.000%	1,500,000	1,765,785
Walton County School District Unlimited General Obligation Bonds Series 2005A (NPFGC)
08/01/22	5.000%	1,500,000	1,600,185
Total			5,906,943
SPECIAL DISTRICT - TAX INCREMENT 1.6%
City of Atlanta Refunding Tax Allocation Bonds Atlanta Station Project Series 2007 (AGM)
12/01/20	5.250%	1,545,000	1,625,726
Total			1,625,726
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 9.9%
Atlanta Solid Waste Management Authority Refunding Revenue Bonds Series 2008 (AGM)
12/01/17	5.000%	795,000	928,973
Chatham County School District Unlimited General Obligation Refunding Bonds Series 2004 (AGM)
08/01/19	5.250%	2,000,000	2,411,580
Cherokee County Board of Education Unlimited General Obligation Bonds Series 2009A
08/01/22	5.000%	2,000,000	2,278,940
College Park Business & Industrial Development Authority Refunding Revenue Bonds Civic Center Project Series 2005 (AMBAC)
09/01/19	5.250%	2,000,000	2,175,940

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
Douglas County School District Unlimited General Obligation Bonds Series 2007 (AGM)
04/01/21	5.000%	$2,000,000	$2,234,240
Total			10,029,673
STATE 4.2%
Puerto Rico Public Buildings Authority Refunding Revenue Bonds Government Facilities Series 2007M (a)
07/01/23	6.250%	1,825,000	1,984,286
State of Georgia Unlimited General Obligation Bonds Series 2009D
05/01/23	5.000%	2,000,000	2,270,520
Total			4,254,806
TOLL ROAD 1.1%
Georgia State Road & Tollway Authority Revenue Bonds Federal Highway Grant BAN Series 2009A
06/01/21	5.000%	1,000,000	1,140,250
Total			1,140,250
WATER & SEWER 17.7%
Augusta-Richmond County Refunding Revenue Bonds
Series 2007 (AGM)
10/01/21	5.000%	1,000,000	1,113,160
10/01/22	5.000%	2,000,000	2,205,320
City of Atlanta Revenue Bonds Series 2009B (AGM)
11/01/17	5.000%	2,000,000	2,245,860
City of Griffin Improvement Refunding Bonds Series 2002 (AMBAC)
01/01/19	5.125%	2,585,000	2,701,273
County of DeKalb Refunding Revenue Bond Series 2006B
10/01/21	5.250%	2,000,000	2,193,980
County of Fulton Revenue Bonds Series 2004 (NPFGC/FGIC)
01/01/30	5.000%	1,500,000	1,507,695
Jackson County Water & Sewer Authority Revenue Bonds Series 2006A (XLCA)
09/01/16	5.000%	1,030,000	1,119,486
Upper Oconee Basin Water Authority

3

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Refunding Revenue Bonds
Series 2005 (NPFGC)
07/01/17	5.000%	$1,140,000	$1,310,692
07/01/22	5.000%	1,855,000	1,993,142
Walton County Water & Sewer Authority Revenue Bonds Hard Labor Creek Project Series 2008 (AGM)
02/01/25	5.000%	1,495,000	1,580,679
Total			17,971,287
Total Municipal Bonds (Cost: $94,145,599)			$98,072,270

	Shares	Value

Money Market Fund 2.1%
JPMorgan Tax-Free Money Market Fund, 0.020% (c)	2,118,266	$2,118,266
Total Money Market Fund (Cost: $2,118,266)		$2,118,266
Total Investments
(Cost: $96,263,865) (d)		$100,190,536(e)
Other Assets & Liabilities, Net		1,162,198
Total Net Assets		$101,352,734

Notes to Portfolio of Investments

(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 4.17% of net assets at June 30, 2011.

(b)	At June 30, 2011, the value of securities subject to alternative minimum tax represented 0.49% of net assets.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(d)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $96,264,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$4,551,000
	Unrealized Depreciation	(624,000)
	Net Unrealized Appreciation	$3,927,000

(e)	Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

	Investments in other open-end investment companies including money market funds are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation

4

AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
BNY	Bank of New York
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAC	Revenue Anticipation Certificate
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating

5

in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total

Bonds
Municipal Bonds	$-	$ 98,072,270	$ -	$98,072,270

Total Bonds	-	98,072,270	-	98,072,270

Other
Unaffiliated Money Market Fund(c)	2,118,266	-	-	2,118,266

Total Other	2,118,266	-	-	2,118,266

Total	$2,118,266	$ 98,072,270	$ -	$100,190,536

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

6

Portfolio of Investments

Columbia LifeGoal Balanced Growth Portfolio

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 64.3%
DIVIDEND INCOME 2.0%
Columbia Dividend Income Fund (a)	1,789,549	$24,516,826
INTERNATIONAL 13.7%
Columbia Acorn International Fund (a)	89,695	3,690,948
Columbia Asia Pacific ex-Japan Fund (a)	2,152,046	18,658,236
Columbia Emerging Markets Fund (a)	4,115,894	44,451,658
Columbia European Equity Fund (a)(b)	7,039,637	44,842,491
Columbia International Value Fund (a)	1	11
Columbia Greater China Fund (a)	301,287	18,197,707
Columbia Multi-Advisor International Equity Fund (a)	740,856	9,342,191
Columbia Overseas Value Fund (a)(b)(c)	3,505,687	27,870,213
Total		167,053,455
REAL ESTATE 3.0%
Columbia Real Estate Equity Fund (a)(b)	2,744,199	36,662,502
U.S. LARGE CAP 31.2%
Columbia Contrarian Core Fund (a)	3,854,458	58,317,941
Columbia Dividend Opportunity Fund (a)	1,830,418	15,265,682
Columbia Energy and Natural Resources Fund (a)(b)	3,697,819	87,564,362
Columbia Equity Value Fund (a)	843,581	9,186,600
Columbia Large Cap Value Fund (a)	771,215	9,154,317
Columbia Large Cap Core Fund (a)	3,564,421	49,010,787
Columbia Large Cap Growth Fund (a)	2,313,477	58,669,777
Columbia Large Core Quantitative Fund (a)	3,671,098	21,549,347
Columbia Large Value Quantitative Fund (a)	2,406,496	18,409,697
Columbia Select Large Cap Growth Fund (a)(c)	3,145,905	43,822,455
Columbia Select Large Cap Value Fund (a)	566,995	9,134,292
Total		380,085,257
U.S. MID CAP 9.1%
Columbia Mid Cap Growth Fund (a)(c)	1,884,035	56,050,045
Columbia Mid Cap Value Fund (a)	3,848,940	55,309,272
Total		111,359,317

	Shares	Value

Equity Funds (continued)
U.S. SMALL CAP 5.3%
Columbia Small Cap Growth Fund I (a)(c)	263,958	$9,354,684
Columbia Small Cap Growth Fund II (a)(c)	920,612	12,474,289
Columbia Small Cap Value Fund I (a)	446,837	21,716,265
Columbia Small Cap Value Fund II (a)	1,451,807	21,501,259
Total		65,046,497
Total Equity Funds (Cost: $712,049,970)		$784,723,854

Fixed-Income Funds 30.0%
EMERGING MARKETS 1.8%
Columbia Emerging Markets Bond Fund (a)(b)	1,850,326	$21,463,784
HIGH YIELD 1.5%
Columbia High Yield Bond Fund (a)	6,452,879	18,068,062
INTERNATIONAL 1.7%
Columbia International Bond Fund (a)(b)	1,866,421	21,463,836
INVESTMENT GRADE 25.0%
Columbia Bond Fund (a)	5,184,244	48,213,473
Columbia Corporate Income Fund (a)(b)	8,625,451	84,615,679
Columbia Income Opportunities Fund (a)	3,764,629	36,328,667
Columbia Limited Duration Credit Fund (a)(b)	4,234,773	42,517,123
Columbia U.S. Government Mortgage Fund (a)(b)	8,509,535	46,462,059
Columbia U.S. Treasury Index Fund (a)	—	2
Mortgage- and Asset Backed Portfolio (a)	4,934,130	46,923,574
Total		305,060,577
Total Fixed-Income Funds (Cost: $361,996,347)		$366,056,259

Alternative Investments 3.2%
Columbia Absolute Return Multi-Strategy Fund(a)(b)(c)	1,523,909	$15,193,374
Columbia Convertible Securities Fund(a)	1,583,006	24,457,446
Total Alternative Investments (Cost: $37,951,826)		$39,650,820

1

	Shares	Value

Cash Equivalents 0.5%
MONEY MARKET 0.5%
BofA Cash Reserves, Capital Class, 0.070% (d)	5,746,985	$5,746,985
Columbia Short-Term Cash Fund, 0.166% (d)	127,163	127,163
Total		5,874,148
Total Cash Equivalents (Cost: $5,874,148)		$5,874,148

Issuer	Shares	Value

Common Stock —%
CONSUMER STAPLES –%
Food Products –%
China Milk Products Group Ltd.	322,000	10,486
TOTAL CONSUMER STAPLES		10,486
Total Common Stock (Cost: $172,880)		$10,486

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 2.0%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	$706,589	$737,441
07/15/13	1.875%	1,585,456	1,684,904
01/15/14	2.000%	2,281,744	2,458,748
01/15/15	1.625%	2,967,577	3,219,579
01/15/16	2.000%	2,050,567	2,279,515
07/15/17	2.625%	1,687,066	1,962,948
01/15/19	2.125%	2,267,426	2,576,929
01/15/21	1.125%	277,536	288,222
01/15/25	2.375%	3,602,558	4,141,593
04/15/29	3.875%	3,282,744	4,499,081
02/15/40	2.125%	707,431	769,992
Total Inflation-Indexed Bonds (Cost: $24,180,696)			$24,618,952
Total Investments
(Cost: $1,142,225,867) (e)			$1,220,934,519(f)
Other Assets and Liabilities			(554,164)
Net Assets			$1,220,380,355

Notes to Portfolio of Investments
(a)	Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)

The Portfolio does not invest in underlying funds for the purpose of exercising management control. At  June 30, 2011, the Portfolio held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

	Underlying Funds	Percent of Shares Held
	Columbia Overseas Value Fund	59.47%
	Columbia International Bond Fund	45.52
	Columbia Absolute Return Multi-Strategy Fund	18.73
	Columbia Asia Pacific ex-Japan Fund	18.39
	Columbia European Equity Fund	16.66
	Columbia Corporate Income Fund	11.63
	Columbia Energy and Natural Resources Fund	8.55
	Columbia Emerging Markets Bond Fund	6.69
	Columbia U.S. Government Mortgage Fund	5.61
	Columbia Real Estate Equity Fund	5.09
	Columbia Limited Duration Credit Fund	5.09

(c)	Non-income producing.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

2

(e)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $1,142,226,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$80,608,000
Unrealized Depreciation	(1,899,000)
Net Unrealized Appreciation	$78,709,000

(f)	Securities are valued using policies described below:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

3

•                   Level 1 - Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                   Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                   Level 3 – Valuations based on significant unobservable inputs (including the Portfolio’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2011:

	Fair value at June 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total

Mutual Funds
Investments in Affiliated Funds	$1,190,430,933	$-	$-	$1,190,430,933
Affiliated Money Market(c)	127,163	-		127,163
Unaffiliated Money Market(c)	5,746,985	-	-	5,746,985
Total Mutual Funds	1,196,305,081	-	-	1,196,305,081

Equity Securities
Common Stock
Consumer Staples	-	-	10,486	10,486

4

Total Equity Securities	-	-	10,486	10,486

Bonds
Inflation-Indexed Bonds	-	24,618,952	-	24,618,952
Total Bonds	-	24,618,952	-	24,618,952
Total	$1,196,305,081	$24,618,952	$10,486	$1,220,934,519

The Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain Common Stocks classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, the halt price of the security, the movement in observed market prices for other securities from the issuer, the movement in certain foreign or domestic market indices, models utilized by the third party statistical pricing service, and the position of the security within the respective company’s capital structure.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Portfolio at June 30, 2011.

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Common
Stock
Balance as of March 31, 2011	$ 0
Accrued discounts/premiums	0
Realized gain (loss)	0
Change in unrealized appreciation (depreciation)*	(162,394)
Sales	0
Purchases	172,880
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of June 30, 2011	$ 10,486

*Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $(162,394).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

5

Portfolio of Investments

Columbia LifeGoal Growth Portfolio

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 97.0%
Dividend Income 3.2%
Columbia Dividend Income Fund (e)	2,001,929	$27,426,422
International 22.0%
Columbia Acorn International Fund (e)	37,953	1,561,774
Columbia Asia Pacific ex-Japan Fund (a)(e)	1,482,206	12,850,730
Columbia Emerging Markets Fund (e)	2,068,250	22,337,102
Columbia Emerging Markets Opportunity Fund (e)	661,731	6,749,652
Columbia European Equity Fund (a)(e)	4,873,368	31,043,355
Columbia International Value Fund (e)	530,122	7,829,901
Columbia Global Equity Fund (e)	59,505	467,706
Columbia Greater China Fund (e)	183,287	11,070,531
Columbia Multi-Advisor International Equity Fund (e)	2,325,005	29,318,320
Columbia Multi-Advisor International Value Fund (e)	3,975,259	25,600,667
Columbia Overseas Value Fund (a)(b)(e)	996,702	7,923,778
RiverSource Partners International Select Growth Fund (a)(e)	4,236,276	30,967,177
RiverSource Partners International Small Cap Fund (e)	670,908	4,414,573
Total		192,135,266
Real Estate 3.0%
Columbia Real Estate Equity Fund (e)	1,961,149	26,200,945
U.S. Large Cap 47.7%
Columbia Contrarian Core Fund (e)	4,489,848	67,931,407
Columbia Diversified Equity Income Fund (e)	2,119,671	22,235,350
Columbia Dividend Opportunity Fund (e)	3,165,471	26,400,029
Columbia Energy and Natural Resources Fund (e)	1,211,392	28,685,766
Columbia Equity Value Fund (e)	543,066	5,913,983
Columbia Large Cap Value Fund (e)	497,098	5,900,552
Columbia Large Cap Core Fund (e)	2,891,196	39,753,946
Columbia Large Cap Growth Fund (e)	2,786,447	70,664,289
Columbia Large Core Quantitative Fund (e)	5,915,368	34,723,212
Columbia Large Growth Quantitative Fund (a)(e)	3,683,039	34,915,214
Columbia Large Value Quantitative Fund (b)(e)	1,485,872	11,366,919
Columbia Recovery & Infrastructure Fund (e)	667,081	14,975,961
Columbia Select Large Cap Growth Fund (b)(e)	2,587,235	36,040,178

	Shares	Value

Equity Funds (continued)
U.S. Large Cap (continued)
Columbia Select Large Cap Value Fund (e)	1,090,298	$17,564,705
Total		417,071,511
U.S. Mid Cap 14.7%
Columbia Mid Cap Growth Fund (b)(e)	1,577,319	46,925,242
Columbia Mid Cap Growth Opportunity Fund (b)(e)	1,423,884	17,641,919
Columbia Mid Cap Value Fund (e)	2,907,416	41,779,578
Columbia Mid Cap Value Opportunity Fund (e)	2,592,171	22,033,453
Total		128,380,192
U.S. Small Cap 6.4%
Columbia Frontier Fund (b)(e)	488,085	5,827,738
Columbia Multi-Advisor Small Cap Value Fund (b)(e)	568,155	3,568,012
Columbia Select Smaller Cap Value Fund (b)(e)	381,452	6,789,846
Columbia Small Cap Growth Fund II (b)(e)	345,456	4,680,933
Columbia Small Cap Growth Fund I (b)(e)	383,956	13,607,407
Columbia Small Cap Value Fund I (e)	224,982	10,934,111
Columbia Small Cap Value Fund II (e)	730,510	10,818,856
Total		56,226,903
Total Equity Funds (Cost: $734,929,921)		$847,441,239

Fixed-Income Funds 1.5%
Investment Grade 1.5%
Columbia Bond Fund (e)	1,156,592	10,756,307
Columbia Corporate Income Fund (e)	252,861	2,480,561
Columbia U.S. Treasury Index Fund (e)	49	547
Total		13,237,415
Total Fixed-Income Funds (Cost: $13,059,522)		$13,237,415

Alternative Investments 1.6%
Columbia Absolute Return Enhanced Multi Strategy Fund(a)(b)(e)	399,683	3,948,866
Columbia Convertible Securities Fund (e)	637,355	9,847,141
Total Alternative Investments (Cost: $12,379,175)		$13,796,007
Total Investments
(Cost: $760,368,618) (c)		$874,474,661(d)
Other Assets and Liabilities		(710,686)
Net Assets		$873,763,975

1

Notes to Portfolio of Investments
(a)

The Portfolio does not invest in underlying funds for the purpose of exercising management control. At June 30, 2011, the Portfolio held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

	Underlying Funds	Percent of Shares Held
	Columbia Absolute Return Enhanced Multi Strategy Fund	8.00%
	Columbia Asia Pacific ex-Japan Fund	12.66
	Columbia European Equity Fund	11.53
	Columbia Large Growth Quantitative Fund	5.18
	Columbia Overseas Value Fund	16.90
	RiverSource Partners International Select Growth Fund	8.37
(b)	Non-income producing.

(c)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $760,369,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation $117,274,000
	Unrealized Depreciation (3,168,000)
	Net Unrealized Appreciation $114,106,000

(d)

Securities are valued using policies described below:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

(e)	Investment in affiliated mutual fund advised by Columbia Management Advisers, LLC or one of its affiliates.

2

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Portfolio categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Portfolio’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                          Level 1 - Valuations based on quoted prices for investments in active markets that the Portfolio has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                          Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                          Level 3 – Valuations based on significant unobservable inputs (including the Portfolio’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2011:

3

Fair value at June 30, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total

Investments in Affiliated Funds	$ 874,474,661	$ -	$ -	$ 874,474,661

(a) There were no significant transfers between Levels 1 and 2 during the period.

4

Portfolio of Investments

Columbia LifeGoal Income and Growth Portfolio

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 35.1%
DIVIDEND INCOME 1.0%
Columbia Dividend Income Fund (a)	98,271	$1,346,305
INTERNATIONAL 4.6%
Columbia Acorn International Fund (a)	3,303	135,911
Columbia Asia Pacific ex-Japan Fund (a)	55,224	478,787
Columbia Emerging Markets Fund (a)	270,561	2,922,061
Columbia European Equity Fund (a)	193,809	1,234,565
Columbia Greater China Fund (a)	11,120	671,670
Columbia Overseas Value Fund (a)(b)	85,676	681,126
Total		6,124,120
REAL ESTATE 2.0%
Columbia Real Estate Equity Fund (a)	201,126	2,687,048
U.S. LARGE CAP 19.8%
Columbia Contrarian Core Fund (a)	222,814	3,371,182
Columbia Dividend Opportunity Fund (a)	160,827	1,341,300
Columbia Energy and Natural Resources Fund (a)	291,704	6,907,537
Columbia Equity Value Fund (a)	123,576	1,345,747
Columbia Large Cap Core Fund (a)	244,704	3,364,676
Columbia Large Cap Growth Fund (a)	120,328	3,051,517
Columbia Large Core Quantitative Fund (a)	230,294	1,351,823
Columbia Large Value Quantitative Fund (a)	132,203	1,011,352
Columbia Marsico Focused Equities Fund (a)	1	19
Columbia Select Large Cap Growth Fund (a)(b)	246,181	3,429,301
Columbia Select Large Cap Value Fund (a)	83,125	1,339,147
Total		26,513,601
U.S. MID CAP 5.1%
Columbia Mid Cap Growth Fund (a)(b)	114,846	3,416,685
Columbia Mid Cap Value Fund (a)	234,934	3,376,000
Total		6,792,685
U.S. SMALL CAP 2.6%
Columbia Small Cap Growth Fund I (a)(b)	38,658	1,370,031
Columbia Small Cap Value Fund I (a)	21,021	1,021,616

	Shares	Value

Equity Funds (continued)
U.S. SMALL CAP (CONTINUED)
Columbia Small Cap Value Fund II (a)	68,375	$1,012,642
Total		3,404,289
Total Equity Funds (Cost: $39,089,123)		$46,868,048

Fixed-Income Funds 56.3%
EMERGING MARKETS 3.0%
Columbia Emerging Markets Bond Fund (a)	347,905	4,035,702
INTERNATIONAL 3.5%
Columbia International Bond Fund (a)(c)	409,222	4,706,049
INVESTMENT GRADE 49.8%
Columbia Bond Fund (a)	1,145,095	10,649,381
Columbia Corporate Income Fund (a)	1,523,853	14,948,996
Columbia Income Opportunities Fund (a)	1,173,336	11,322,691
Columbia Limited Duration Credit Fund (a)	896,446	9,000,315
Columbia Short Term Bond Fund (a)	268,143	2,670,710
Columbia U.S. Government Mortgage Fund (a)	1,462,440	7,984,923
Mortgage and Asset Backed Portfolio (a)	1,050,477	9,990,036
Total		66,567,052
Total Fixed-Income Funds (Cost: $73,669,220)		$75,308,803

Alternative Investments 4.5%
Columbia Absolute Return Multi Strategy Fund(a)(b)	200,779	2,001,765
Columbia Convertible Securities Fund(a)	260,788	4,029,174
Total Alternative Investments (Cost: $5,545,248)		$6,030,939

Cash Equivalents 0.6%
MONEY MARKET 0.6%
BofA Cash Reserves, Capital Class, 0.070% (d)	667,458	667,458

1

		Shares	Value

Cash Equivalents (continued)
MONEY MARKET (CONTINUED)
Columbia Short-Term Cash Fund, 0.166% (d)		92,390	$92,390
Total			759,848
Total Cash Equivalents (Cost: $759,848)			$759,848

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 3.5%
U.S. Treasury Inflation-Indexed Bond
02/15/40	2.125%	176,858	192,498
07/15/12	3.000%	143,819	150,099
07/15/13	1.875%	355,044	377,315

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (continued)
01/15/14	2.000%	$425,926	$458,966
01/15/15	1.625%	529,925	574,925
01/15/16	2.000%	362,531	403,008
07/15/17	2.625%	292,931	340,833
01/15/19	2.125%	408,451	464,204
01/15/21	1.125%	149,047	154,786
01/15/25	2.375%	626,272	719,979
04/15/29	3.875%	594,997	815,458
Total Inflation-Indexed Bonds (Cost: $4,552,523)			$4,652,071
Total Investments
(Cost: $123,615,962) (e)			$133,619,709(f)
Other Assets and Liabilities			18,198
Net Assets			$133,637,907

At June 30, 2011, $16,898 was held in a money market account as collateral to cover initial margin requirements on open interest rate futures contracts.

Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 5-year	25	2,979,883	Oct. 2011	$ 4,845	$ —
U.S. Treasury Note, 10-year	18	2,201,906	Sept. 2011	—	(2,277)
Total				$ 4,845	$ (2,277)

Notes to Portfolio of Investments

(a)	Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Non-income producing.
(c)

The fund does not invest in underlying funds for the purpose of exercising management control. At  June 30, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

	Underlying Fund	Percent of Shares Held

	Columbia International Bond Fund	9.98%

(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.

2

(e)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $123,616,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$10,050,000
	Unrealized Depreciation	(46,000)
	Net Unrealized Appreciation	$10,004,000

(f)	Securities are valued using policies described below:

Investments in the Underlying Funds are valued at the net asset value of each class of the respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Future contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

3

•                             Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                             Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets(b)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total

Mutual Funds
Investments in Affiliated Funds	$128,207,790	$-	$-	$128,207,790
Affiliated Money Market Fund(c)	92,390	-	-	92,390
Unaffiliated Money Market Fund(c)	667,458	-	-	667,458
Total Mutual Funds	128,967,638	-	-	128,967,638

Bonds
Inflation-Indexed Bonds	-	4,652,071	-	4,652,071
Total Bonds	-	4,652,071	-	4,652,071
Investments in Securities	128,967,638	4,652,071	-	133,619,709
Derivatives(d)

4

Assets
Futures Contracts	4,845	-	-	4,845
Liabilities
Futures Contracts	(2,277)	-	-	(2,277)
Total	$128,970,206	$4,652,071	$-	$133,622,277

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

5

Portfolio of Investments

Columbia LifeGoal Income Portfolio

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 13.3%
DIVIDEND INCOME 4.1%
Columbia Dividend Income Fund (a)	75,961	$1,040,668
INTERNATIONAL 2.1%
Columbia European Equity Fund (a)	82,050	522,656
REAL ESTATE 2.0%
Columbia Real Estate Equity Fund (a)	38,660	516,503
U.S. LARGE CAP 4.1%
Columbia Dividend Opportunity Fund (a)	31,167	259,934
Columbia Energy and Natural Resources Fund (a)	33,318	788,976
Total		1,048,910
U.S. SMALL CAP 1.0%
Columbia Small Cap Value Fund I (a)	2,696	130,997
Columbia Small Cap Value Fund II (a)	8,829	130,758
Total		261,755
Total Equity Funds (Cost: $2,933,240)		$3,390,492

Fixed-Income Funds 74.3%
EMERGING MARKETS 4.0%
Columbia Emerging Markets Bond Fund (a)	88,664	1,028,502
INTERNATIONAL 4.5%
Columbia International Bond Fund (a)	100,723	1,158,317
INVESTMENT GRADE 65.8%
Columbia Corporate Income Fund (a)	369,870	3,628,425
Columbia Income Opportunities Fund (a)	364,661	3,518,979
Columbia Limited Duration Credit Fund (a)	279,574	2,806,923
Columbia Short Term Bond Fund (a)	128,234	1,277,215
Columbia U.S. Government Mortgage Fund (a)	526,695	2,875,757
Columbia U.S. Treasury Index Fund (a)	11,332	126,915

	Shares	Value

Fixed-Income Funds (continued)
INVESTMENT GRADE (CONTINUED)
Mortgage and Asset Backed Portfolio (a)	270,406	$2,571,558
Total		16,805,772
Total Fixed-Income Funds (Cost: $18,171,757)		$18,992,591

Alternative Investments 6.0%
Columbia Absolute Return Multi Strategy Fund(a)(b)	25,624	255,477
Columbia Convertible Securities Fund(a)	83,558	1,290,967
Total Alternative Investments (Cost: $1,129,959)		$1,546,444

Cash Equivalents 2.1%
MONEY MARKET 2.1%
BofA Cash Reserves, Capital Class, 0.070% (c)	508,613	508,613
Columbia Short-Term Cash Fund, 0.166% (a)(c)	30,752	30,752
Total		539,365
Total Cash Equivalents (Cost: $539,365)		$539,365

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds 4.5%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	68,783	71,786
01/15/25	2.375%	178,935	205,708
02/15/40	2.125%	52,017	56,617
07/15/13	1.875%	79,579	84,570
01/15/14	2.000%	97,354	104,907
01/15/15	1.625%	129,537	140,537
01/15/16	2.000%	90,633	100,752
07/15/17	2.625%	70,520	82,053
01/15/19	2.125%	104,731	119,027
04/15/29	3.875%	136,781	187,462

Total Inflation-Indexed Bonds (Cost: $1,124,828)			$1,153,419

Total Investments
(Cost: $23,899,149) (d)			$25,622,311(e)
Other Assets and Liabilities			(62,233)

Net Assets			$25,560,078

1

At June 30, 2011, $3,586 was held in a money market account as collateral to cover initial margin requirements on open interest rate futures contracts.

Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 5-year	5	$595,977	Oct. 2011	$969	$0
U.S. Treasury Note, 10-year	4	489,313	Sept. 2011	-	(505)
Total				$969	$(505)

Notes to Portfolio of Investments

(a)	Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.
(b)	Non-income producing.
(c)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(d)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $23,899,149 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$1,724,000
	Unrealized Depreciation	(1,000)
	Net Unrealized Appreciation	$1,723,000

(e)	Securities are valued using policies described below:

Investments in the Underlying Funds are valued at the net asset value  of each class of the respective Underlying Fund determined as of the  close of the New York Stock Exchange on the valuation date.

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Future contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

2

rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs

3

and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total

Mutual Funds
Investments in Affiliated Funds	$23,929,527	$-	$-	$23,929,527
Affiliated Money Market Fund(c)	30,752	-	-	30,752
Unaffiliated Money Market Fund(c)	508,613	-	-	508,613
Total Mutual Funds	24,468,892	-	-	24,468,892

Bonds
Inflation-Indexed Bonds	-	1,153,419	-	1,153,419
Total Bonds	-	1,153,419	-	1,153,419
Investments in Securities	24,468,892	1,153,419	-	25,622,311
Derivatives(d)
Assets
Futures Contracts	969	-	-	969
Liabilities
Futures Contracts	(506)	-	-	(506)
Total	$24,469,355	$1,153,419	$-	$25,622,774

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

4

Portfolio of Investments

Columbia Maryland Intermediate Municipal Bond Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 95.5%
Advanced Refunded 1.6%
City of Baltimore Revenue Bonds Water Project Series 1994A Escrowed to Maturity (FGIC)
07/01/24	5.000%	$1,400,000	$1,668,800
Maryland State Transportation Authority Revenue Bonds Series 1978 Escrowed to Maturity
07/01/16	6.800%	400,000	456,224
Total			2,125,024
City 4.4%
City of Baltimore Unlimited General Obligation Bonds Consolidated Public Improvement Series 2008A (AGM)
10/15/22	5.000%	2,000,000	2,246,900
County of Frederick Unlimited General Obligation Refunding Bonds Public Facilities Series 2006
11/01/18	5.250%	2,005,000	2,424,847
County of Montgomery Unlimited General Obligation Refunding Bonds Series 2001
10/01/14	5.250%	1,000,000	1,022,640
Total			5,694,387
College 6.3%
City of Westminster Revenue Bonds McDaniel College, Inc. Series 2006
11/01/17	5.000%	575,000	626,848
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland-Baltimore County Project
Series 2006 (XLCA)
07/01/20	5.000%	600,000	599,136
University of Maryland-College Park Projects
Series 2006 (CIFG)
06/01/17	5.000%	1,000,000	1,061,650
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
College of Notre Dame
Series 1998 (NPFGC)
10/01/14	4.600%	510,000	560,220
Johns Hopkins University
Series 2008A
07/01/18	5.000%	1,750,000	2,067,152

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

College (continued)
Maryland Industrial Development Financing Authority Refunding Revenue Bonds American Center for Physics Facility Series 2001
12/15/15	5.250%	$1,000,000	$1,021,180
University System of Maryland Revenue Bonds Series 2006A
10/01/15	5.000%	2,000,000	2,326,340
Total			8,262,526
County 2.9%
County of Anne Arundel General Obligation Limited Notes Consolidated General Improvement Series 2006
03/01/18	5.000%	3,300,000	3,756,390

Electric 3.8%
Maryland Economic Development Corp.
Refunding Revenue Bonds Potomac Series 2009
09/01/22	6.200%	2,500,000	2,916,225
Puerto Rico Electric Power Authority
Refunding Revenue Bonds Series 2010ZZ (a)
07/01/25	5.250%	1,985,000	2,010,567
Total			4,926,792
Health Care - Hospital 10.3%
County of Baltimore
Revenue Bonds
Catholic Health Initiatives
Series 2006A
09/01/16	5.000%	1,000,000	1,143,440
09/01/26	5.000%	1,500,000	1,553,745
Maryland Health & Higher Educational Facilities Authority
Revenue Bonds
Carroll Hospital Center
Series 2006
07/01/26	4.500%	1,000,000	934,630
FHA Insured Mortgage-Western Health
Series 2006
07/01/13	5.000%	1,280,000	1,365,210
01/01/20	5.000%	1,450,000	1,530,620
King Farm Presbyterian Community
Series 2007A
01/01/27	5.250%	2,000,000	1,596,300
Peninsula Regional Medical Center
Series 2006
07/01/26	5.000%	2,000,000	1,968,900
Universiy of Maryland Medical System
Series 2010

1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Health Care - Hospital (continued)
07/01/20	5.000%	$1,000,000	$1,087,530
Maryland Health & Higher Educational Facilities Authority (b)
Revenue Bonds
Johns Hopkins Health System
Series 2008
05/15/48	5.000%	2,000,000	2,245,340
Total			13,425,715
Health Care - Life Care Center 2.3%
County of Baltimore
Revenue Bonds
Oak Crest Village Incorporate Facility
Series 2007A
01/01/22	5.000%	1,045,000	1,066,130
01/01/27	5.000%	2,000,000	1,916,700
Total			2,982,830
Health Care - Nursing Home 1.0%
City of Gaithersburg Refunding Revenue Bonds Asbury Obligation Series 2009B
01/01/23	6.000%	1,250,000	1,280,913

Housing - Multi-family 3.7%
Maryland Economic Development Corp.
Refunding Revenue Bonds
University of Maryland-College Park Projects
Series 2006 (CIFG)
06/01/19	5.000%	1,000,000	1,035,190
Revenue Bonds
Collegiate Housing-Salisbury
Series 1999A
06/01/19	6.000%	745,000	745,179
Collegiate Housing-Towson
Series 1999A
06/01/12	5.700%	355,000	355,692
Senior Revenue Bonds
Towson University Project
Series 2007A
07/01/24	5.250%	1,185,000	1,162,047
Montgomery County Housing Opportunites Commission
Revenue Bonds Housing Development Series 2000A
07/01/30	6.100%	1,500,000	1,501,215
Total			4,799,323
Housing - Other 1.4%
Maryland Economic Development Corp.
Revenue Bonds
Collegiate Housing-Salisbury
Series 1999A
06/01/30	6.000%	1,850,000	1,775,241

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Housing - Single Family 4.2%
Maryland Community Development Administration
Revenue Bonds
Capital Fund Securitization
Series 2003 (AGM)
07/01/21	4.400%	$1,500,000	$1,522,410
Residential
Series 2010B
09/01/30	5.125%	1,500,000	1,526,685
Maryland Community Development Administration (c)
Revenue Bonds
Residential
Series 1999D AMT
09/01/24	5.375%	2,410,000	2,410,868
Total			5,459,963
Industrial-Pollution - IDR 0.7%
Maryland Economic Development Corp.
Refunding Revenue Bonds CNX Marine Terminals, Inc. Series 2010
09/01/25	5.750%	1,000,000	977,390

Lease 4.6%
City of Baltimore
Refunding Certificate of Participation Series 2010A
10/01/17	5.000%	2,100,000	2,411,241
Maryland Economic Development Corp.
Refunding Revenue Bonds
Department of Transportation Headquarters
Series 2010
06/01/22	4.500%	2,675,000	3,011,943
New Jersey Transportation Trust Fund Authority
Revenue Bonds Transportation System Series 2006A
12/15/19	5.250%	500,000	553,045
Total			5,976,229
Miscellaneous Revenue 9.8%
City of Baltimore Senior Revenue Bonds Series 2006A (XLCA)
09/01/17	5.250%	1,835,000	1,835,679
County of Montgomery Revenue Bonds Department of Liquor Control Series 2009A
04/01/22	5.000%	2,055,000	2,301,559

2

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Miscellaneous Revenue (continued)
Maryland Environmental Service Revenue Bonds Mid Shore II Regional Landfill Series 2011
11/01/24	5.000%	$1,030,000	$1,114,542
Maryland State Transportation Authority
Revenue Bonds
Baltimore/Washington International Airport Projects
Series 2002A (AMBAC)
03/01/15	4.500%	3,000,000	3,085,500
Maryland Water Quality Financing Administration
Revolving Loan Fund Revenue Bonds Series 2008A
03/01/23	5.000%	1,000,000	1,116,960
Washington Metropolitan Area Transit Authority
Revenue Bonds
Transit Series 2009
07/01/23	5.250%	3,000,000	3,312,990
Total			12,767,230
Sales or Use Tax 9.1%
Maryland State Department of Transportation
Revenue Bonds
Series 2002
02/01/14	5.500%	5,000,000	5,612,350
Series 2008
02/15/22	5.000%	3,125,000	3,500,062
Series 2009
06/15/21	4.000%	1,495,000	1,614,301
Virgin Islands Public Finance Authority
Revenue Bonds Matching Fund Loan-Senior Lien
Series 2010A (a)
10/01/17	5.000%	1,000,000	1,094,400
Total			11,821,113
Special District - Assessment 1.9%
County of Frederick Special Tax Bonds
Urbana Community Development Authority
Series 2010A
07/01/25	5.000%	2,500,000	2,549,025

Special Purpose Certificates - General Obligations 9.9%
County of Anne Arundel
Limited General Obligation Refunding Bonds
Consolidated General Improvement Series 2006
03/01/15	5.000%	2,000,000	2,281,600

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Special Purpose Certificates - General Obligations (continued)
County of Baltimore
Unlimited General Obligation Bonds
Consolidated Public Improvement Series 2008
02/01/18	5.000%	$1,000,000	$1,187,910
County of Frederick
Unlimited General Obligation Refunding Bonds
Public Facilities
Series 2005
08/01/14	5.000%	1,500,000	1,692,885
Series 2006
11/01/21	5.250%	2,500,000	3,045,075
County of Howard
Unrefunded Unlimited General Obligation Public Improvement Bonds Series 2002A
08/15/15	5.250%	795,000	817,896
County of Montgomery Unlimited General Obligation Refunding Bonds
Consolidated Public Improvement Series 2005A
07/01/16	5.000%	1,500,000	1,764,795
County of Prince George’s
Limited General Obligation Bonds
Consolidated Public Improvement
Series 2001 (NPFGC/FGIC)
12/01/12	5.250%	2,000,000	2,060,840
Unrefunded Unlimited General Obligation Bonds
Consolidated Public Improvement
Series 1999 (AGM)
10/01/12	5.000%	65,000	65,582
Total			12,916,583
State 8.1%
Commonwealth of Puerto Rico
Unlimited General Obligation Public Improvement Bonds Series 2002A (FGIC) (a)
07/01/17	5.500%	2,520,000	2,772,126
State of Maryland
Unilimted General Obligation Bonds
State & Local Facilities-Capital Improvement
1st Series 2003A
03/01/17	5.250%	3,000,000	3,583,620
Unlimited General Obligation Bonds
State & Local Facilities
1st Series 2009C
03/01/21	5.000%	1,500,000	1,745,970
State & Local Facilities-Capital Improvement
Series 2002A
03/01/13	5.500%	2,245,000	2,437,441
Total			10,539,157

3

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Toll Road 2.6%
Maryland State Transportation Authority
Revenue Bonds Series 2009A
07/01/22	5.000%	$3,000,000	$3,409,200

Water & Sewer 6.9%
City of Baltimore
Revenue Bonds
Wastewater Projects
Series 2006C (AMBAC)
07/01/18	5.000%	1,125,000	1,267,537
Series 2007D (AMBAC)
07/01/19	5.000%	1,250,000	1,425,925
Series 2008A (AGM)
07/01/21	5.000%	1,250,000	1,416,550
Maryland Water Quality Financing Administration
Revolving Loan Fund Revenue Bonds Series 2008
03/01/21	5.000%	2,500,000	2,796,100

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
Water & Sewer (continued)
Washington Suburban Sanitation District
Unlimited General Obligation Refunding & Public
Improvement Bonds Series 2009
06/01/21	4.000%	$2,000,000	$2,172,780
Total			9,078,892
Total Municipal Bonds (Cost: $118,555,321)			$124,523,923

	Shares	Value

Money Market Fund 3.2%
JPMorgan Tax-Free Money Market Fund, 0.020% (d)	4,227,081	$4,227,081

Total Money Market Fund (Cost: $4,227,081)		$4,227,081

Total Investments
(Cost: $122,782,402) (e)		$128,751,004(f)
Other Assets & Liabilities, Net		1,701,637

Total Net Assets		$130,452,641

Notes to Portfolio of Investments
(a)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 4.51% of net assets at June 30, 2011.

(b)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.
(c)	At June 30, 2011, the value of securities subject to alternative minimum tax represented 1.85% of net assets.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(e)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $122,782,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$6,641,000
	Unrealized Depreciation	(672,000)
	Net Unrealized Appreciation	$5,969,000

4

(f)	Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
CIFG	IXIS Financial Guaranty
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Authority
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the

5

measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total

Bonds
Municipal Bonds	$-	$124,523,923	$-	$124,523,923
Total Bonds	-	124,523,923	-	124,523,923

Other
Unaffiliated Money Market Fund(c)	4,227,081	-	-	4,227,081

6

Total Other	4,227,081	-	-	4,227,081
Total	$4,227,081	$124,523,923	$-	$128,751,004

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

7

Investments in Affiliated Funds

Columbia Masters International Equity Portfolio

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

	Shares	Value

Equity Funds 100.1%

International 100.1%

Columbia Acorn International Fund (d)	121,249	$4,989,417
Columbia Asia Pacific ex-Japan Fund (a)(d)	2,878,220	24,954,165
Columbia Emerging Markets Fund (d)	921,674	9,954,084

	Shares	Value

Equity Funds (continued)
International (continued)

Columbia European Equity Fund (a)(d)	9,404,976	$59,909,695
Total		99,807,361
Total Equity Funds (Cost: $94,219,226)		$99,807,361
Total Investments in Affiliated Funds (Cost: $94,219,226) (b)		$99,807,361(c)
Other Assets and Liabilities		(107,584)
Net Assets		$99,699,777

Notes to Investments in Affiliated Funds

(a)

The fund does not invest in underlying funds for the purpose of exercising management control. At  June 30, 2011, the fund held the following positions, which exceed 5% of the underlying fund’s shares outstanding:

	Underlying Fund		Percent of Shares Held

	Columbia Asia Pacific ex-Japan Fund		24.74%

	Columbia European Equity Fund		22.43

(b)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $94,219,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$6,150,000

	Unrealized Depreciation	(562,000)
	Net Unrealized Appreciation	$5,588,000

(c)

Securities are valued using policies described below:

Investments in the Underlying Funds are valued at the net asset value of the shares of each respective Underlying Fund determined as of the close of the New York Stock Exchange on the valuation date

(d)	Investment in affiliated mutual fund advised by Columbia Management Investment Advisers, LLC or one of its affiliates.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected

1

as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•       Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•       Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•       Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Fair value at June 30, 2011
Description	Level 1 quoted prices in active markets for identical assets(a)	Level 2 other significant observable inputs	Level 3 significant unobservable inputs	Total

Investments in Affiliated Funds	$ 99,807,361	$ -	$ -	$ 99,807,361

(a) There were no significant transfers between Levels 1 and 2 during the period.

2

Portfolio of Investments

Columbia North Carolina Intermediate Municipal Bond Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 94.9%
ADVANCED REFUNDED 6.2%
City of High Point Prerefunded 06/01/12 Unlimited General Obligation Bonds Water & Sewer Series 2002 (NPFGC)
06/01/14	4.500%	$1,275,000	$1,337,399
County of Craven - STRIPS Prerefunded 05/01/12 Unlimited General Obligation Bonds Series 2002 (AMBAC)
05/01/19	5.000%	1,000,000	1,049,750
County of Gaston Prerefunded 06/012/12 Unlimited General Obligation Bonds Series 2002 (AMBAC)
06/01/20	5.250%	1,500,000	1,583,745
County of Wake
Prerefunded 03/01/19 Unlimited General Obligation Bonds
Public Improvement
Series 2009
03/01/20	5.000%	935,000	1,121,869
Revenue Bonds Escrowed to Maturity
Series 1993 (NPFGC)
10/01/26	5.125%	3,065,000	3,550,895
North Carolina Eastern Municipal Power Agency Revenue Bonds Series 1986A Escrowed to Maturity
01/01/17	5.000%	2,165,000	2,523,935
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/26	6.000%	1,000,000	1,296,840
Total			12,464,433
AIRPORT 1.7%
Raleigh Durham Airport Authority Refunding Revenue Bonds Series 2010A
05/01/23	5.000%	3,000,000	3,287,730
Total			3,287,730
COLLEGE 7.1%
Appalachian State University
Refunding Revenue Bonds
Series 2005 (NPFGC)
07/15/21	5.000%	1,485,000	1,567,789
Utility System
Series 1998 (NPFGC)
05/15/12	5.000%	1,000,000	1,040,070
North Carolina Capital Facilities Finance Agency
Revenue Bonds
Johnson & Wales University Project
Series 2003A (XLCA)
04/01/21	5.250%	1,000,000	1,016,360
Meredith College
Series 2008
06/01/31	6.000%	1,000,000	1,020,910
Wake Forest University
Series 2009

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLLEGE (CONTINUED)
01/01/26	5.000%	$1,000,000	$1,083,810
University of North Carolina System
Revenue Bonds
Asheville/Wilmington
Series 2010C
10/01/16	5.000%	3,000,000	3,506,070
General Trust Indenture
Series 2009B
10/01/17	4.250%	1,000,000	1,108,630
Series 2009C
10/01/17	4.500%	1,525,000	1,672,696
Series 2008A
10/01/22	5.000%	2,000,000	2,194,620
Total			14,210,955
COUNTY 1.7%
County of Orange Unlimited General Obligation Refunding Bonds Series 2005B
04/01/16	5.250%	1,000,000	1,143,610
County of Wake Unlimited General Obligation Public Improvement Bonds Series 2011
04/01/15	5.000%	2,000,000	2,293,500
Total			3,437,110
ELECTRIC 9.2%
Greenville Utilities Commission Revenue Bonds Series 2008A (AGM)
11/01/18	5.000%	1,040,000	1,207,430
North Carolina Eastern Municipal Power Agency
Refunding Revenue Bonds
Series 1993B (NPFGC)
01/01/22	6.000%	1,000,000	1,170,150
Series 1993B (NPFGC/FGIC)
01/01/22	6.000%	3,000,000	3,567,180
Series 2005A (AMBAC)
01/01/20	5.250%	2,000,000	2,189,260
Series 2008A (AGM)
01/01/19	5.250%	1,500,000	1,678,305
Revenue Bonds
Series 2009B
01/01/26	5.000%	1,500,000	1,555,035
North Carolina Municipal Power Agency No. 1
Refunding Revenue Bonds
Series 2008A
01/01/17	5.250%	1,185,000	1,364,053
01/01/20	5.250%	2,000,000	2,240,240
Revenue Bonds
Series 2009A
01/01/25	5.000%	1,500,000	1,570,650

1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ELECTRIC (CONTINUED)
Puerto Rico Electric Power Authority Refunding Revenue Bonds Series 2007VV (NPFGC)
07/01/25	5.250%	$1,690,000	$1,725,338
Total			18,267,641
HEALTH CARE - HOSPITAL 11.1%
Albemarle Hospital Authority
Refunding Revenue Bonds
Series 2007
10/01/21	5.250%	2,000,000	1,831,620
10/01/27	5.250%	1,000,000	829,900
Charlotte-Mecklenburg Hospital Authority Refunding Revenue Bonds
Carolinas Health Care System Group
Series 2007A (AGM)
01/15/20	5.000%	1,550,000	1,686,121
Carolinas HealthCare System Group
Series 2008A
01/15/24	5.250%	2,000,000	2,140,240
Series 2009A
01/15/21	5.000%	1,000,000	1,095,880
North Carolina Medical Care Commission
Refunding Revenue Bonds
North Carolina Baptist Hospital
Series 2010
06/01/17	5.000%	1,500,000	1,703,355
Revenue Bonds
Moses Cone Health System
Series 2011
10/01/20	5.000%	2,000,000	2,223,580
Novant Health Obligation Group
Series 2003A
11/01/13	5.000%	3,000,000	3,201,000
11/01/17	5.000%	2,000,000	2,076,660
Wilson Medical Center
Series 2007
11/01/19	5.000%	3,385,000	3,587,795
Northern Hospital District of Surry County Revenue Bonds Series 2008
10/01/24	5.750%	1,000,000	1,020,620
University Medical Center Corp. Revenue Bonds Series 2004
07/01/13	5.250%	750,000	782,865
Total			22,179,636
HEALTH CARE - LIFE CARE CENTER 0.5%
North Carolina Medical Care Commission Refunding Revenue Bonds 1st Mortgage-Givens Estates Series 2007
07/01/16	5.000%	1,000,000	1,078,760
Total			1,078,760

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HOUSING - SINGLE FAMILY 1.9%
North Carolina Housing Finance Agency (a)
Revenue Bonds
Home Ownership
Series 1998-2-A AMT
01/01/20	5.200%	$500,000	$500,295
Series 1999-3-A AMT
01/01/19	5.150%	705,000	705,402
Series 1999-5-A AMT
01/01/19	5.550%	1,140,000	1,174,485
Series 1999-6-A AMT
01/01/16	6.000%	275,000	275,465
Series 2000-8-A AMT
07/01/12	6.050%	110,000	110,334
Series 2007-30-A AMT
07/01/23	5.000%	970,000	985,850
Total			3,751,831
LEASE 18.5%
City of Charlotte Refunding Certificate of Participation Convention Facility Project Series 2003A
08/01/16	5.500%	2,550,000	2,786,002
City of Greenville Certificate of Participation Public Facilities & Equipment Project Series 2004 (AMBAC)
06/01/22	5.250%	2,180,000	2,293,665
City of Wilmington Refunding Certificate of Participation Series 2006A
06/01/17	5.000%	1,005,000	1,144,213
County of Burke Certificate of Participation Series 2006B (AMBAC)
04/01/18	5.000%	1,425,000	1,547,992
County of Cabarrus Certificate of Participation Installment Financing Contract Series 2008C
06/01/22	5.000%	1,545,000	1,694,340
County of Chatham Certificate of Participation Series 2006 (AMBAC)
06/01/20	5.000%	1,065,000	1,135,897
County of Craven
Certificate of Participation
Series 2007 (NPFGC)
06/01/18	5.000%	2,825,000	3,165,723
06/01/19	5.000%	1,825,000	2,011,989

2

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)
County of Cumberland Refunding Certificate of Participation Improvement Projects Series 2009-B1
12/01/21	5.000%	$2,775,000	$3,122,929
County of Dare Certificate of Participation Series 2005 (NPFGC/FGIC)
06/01/20	5.000%	3,005,000	3,201,076
County of Gaston Refunding Certificate of Participation Series 2005 (NPFGC)
12/01/15	5.000%	1,350,000	1,529,645
County of Henderson Certificate of Participation Series 2006A (AMBAC)
06/01/16	5.000%	1,060,000	1,206,990
County of Mecklenburg Certificate of Participation Series 2009A
02/01/23	5.000%	1,000,000	1,094,620
County of Moore Revenue Bonds Series 2010
06/01/24	5.000%	1,635,000	1,772,553
County of New Hanover Refunding Certificate of Participation Series 2005B (AMBAC)
09/01/18	5.000%	1,755,000	2,028,324
County of Randolph Refunding Certificate of Participation Series 2004 (AGM)
06/01/14	5.000%	1,640,000	1,809,789
County of Sampson Certificate of Participation Series 2006 (AGM)
06/01/16	5.000%	1,000,000	1,155,090
North Carolina Infrastructure Finance Corp. Certificate of Participation Capital Improvement Series 2007A (AGM)
05/01/24	5.000%	2,570,000	2,762,930
Town of Chapel Hill Certificate of Participation Chapel Hill Operations Center Series 2005
06/01/21	5.250%	1,360,000	1,461,538
Total			36,925,305

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS REVENUE 3.4%
County of Harnett Certificate of Participation Series 2009
06/01/22	5.000%	$1,880,000	$2,041,153
Durham County Industrial Facilities & Pollution Control Financing Authority
Revenue Bonds
Research Triangle Institute
Series 2010
02/01/17	4.000%	1,440,000	1,587,154
02/01/18	4.000%	1,000,000	1,097,490
Tobacco Settlement Financing Corp. Revenue Bonds Series 2007-1A
06/01/12	4.250%	2,000,000	2,025,020
Total			6,750,817
PORT DISTRICT 1.0%
North Carolina Ports Authority Revenue Bonds Senior Lien Series 2010B
02/01/25	5.000%	2,000,000	2,026,380
Total			2,026,380
SALES OR USE TAX 4.0%
City of Charlotte Revenue Bonds Series 2006
06/01/17	5.000%	1,120,000	1,290,677
Puerto Rico Highway & Transportation Authority Revenue Bonds Series 2003AA (NPFGC)
07/01/18	5.500%	3,500,000	3,811,220
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC)
07/01/20	5.500%	1,200,000	1,269,360
Virgin Islands Public Finance Authority Revenue Bonds Matching Fund Loan-Senior Lien Series 2010A
10/01/20	5.000%	1,560,000	1,672,070
Total			8,043,327
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 10.1%
City of Charlotte
Unlimited General Obligation Bonds
Series 2002C
07/01/20	5.000%	1,570,000	1,628,655
07/01/22	5.000%	1,265,000	1,302,811
County of Cabarrus
Unlimited General Obligation Bonds
Public Improvement

3

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
Series 2006
03/01/15	5.000%	$1,000,000	$1,141,190
03/01/16	5.000%	1,000,000	1,163,340
County of Iredell Unlimited General Obligation Bonds School Series 2006
02/01/19	5.000%	2,420,000	2,695,444
County of Mecklenburg Unlimited General Obligation Refunding Bonds Series 2009A
08/01/19	5.000%	1,000,000	1,194,020
County of New Hanover Unlimited General Obligation Refunding Bonds Series 2009
12/01/17	5.000%	1,170,000	1,396,477
County of Orange Unlimited General Obligation Bonds Public Improvement Series 2005A
04/01/22	5.000%	2,000,000	2,193,440
County of Stanly Unlimited General Obligation Refunding Bonds Series 2010
02/01/18	4.000%	1,500,000	1,685,130
County of Wake
Unlimited General Obligation Refunding Bonds
Series 2009D
02/01/18	4.000%	2,000,000	2,252,760
Unrefunded Unlimited General Obligation Public Improvement Bonds
Series 2009
03/01/20	5.000%	3,065,000	3,593,621
Total			20,246,888
STATE 1.1%
Commonwealth of Puerto Rico Unlimited General Obligation Refunding Public Improvement Bonds Series 2001A (NPFGC)
07/01/14	5.500%	1,725,000	1,872,039
State of North Carolina Unrefunded Unlimited General Obligation Bonds Public Improvement Series 2001A
03/01/14	4.750%	395,000	402,260
Total			2,274,299
WATER & SEWER 17.4%
Cape Fear Public Utility Authority Revenue Bonds Series 2008
08/01/20	5.000%	1,000,000	1,141,730
City of Charlotte
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Series 2002A
07/01/14	5.500%	$1,250,000	$1,425,175
Series 2009B
07/01/25	5.000%	5,835,000	6,527,440
Water & Sewer System
Series 2008
07/01/23	5.000%	3,000,000	3,357,330
City of Concord Refunding Revenue Bonds Series 2008B
12/01/19	5.000%	1,500,000	1,720,755
City of Gastonia Refunding Revenue Bonds Series 2009
05/01/17	4.000%	1,205,000	1,335,068
City of Greensboro
Refunding Revenue Bonds
Series 2006
06/01/17	5.250%	2,000,000	2,384,140
06/01/22	5.250%	1,200,000	1,449,912
06/01/23	5.250%	2,000,000	2,418,620
City of High Point
Revenue Bonds
Series 2008 (AGM)
11/01/24	5.000%	1,000,000	1,081,270
11/01/25	5.000%	1,000,000	1,070,990
City of Raleigh
Revenue Bonds
Series 2006A
03/01/16	5.000%	1,500,000	1,745,010
Series 2011
03/01/27	5.000%	800,000	887,976
City of Winston-Salem
Refunding Revenue Bonds
Series 2007A
06/01/19	5.000%	3,000,000	3,431,700
Revenue Bonds
Series 2009
06/01/23	5.000%	1,000,000	1,130,170
County of Brunswick
Revenue Bonds
Series 2008A
04/01/20	5.000%	1,915,000	2,149,319
04/01/22	5.000%	1,390,000	1,526,887
Total			34,783,492
Total Municipal Bonds (Cost: $180,893,785)			$189,728,604

4

	Shares	Value

Money Market Fund 3.2%
JPMorgan Tax-Free Money Market Fund, 0.020% (b)	6,343,950	$6,343,950
Total Money Market Fund (Cost: $6,343,950)		$6,343,950

Issue Description	Coupon Rate	Principal Amount	Value

Floating Rate Notes 1.0%
County of Forsyth Unlimited General Obligation Bonds VRDN Series 2007B (Wells Fargo Bank) (c)
10/01/26	0.080%	$2,000,000	$2,000,000
Total Floating Rate Notes (Cost: $2,000,000)			$2,000,000
Total Investments
(Cost: $189,237,735) (d)			$198,072,554(e)
Other Assets & Liabilities, Net			1,698,941
Total Net Assets			$199,771,495

Notes to Portfolio of Investments

(a)	At June 30, 2011, the value of securities subject to alternative minimum tax represented 1.88% of net assets.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(c)	Interest rate varies to reflect current market conditions, rate shown is the effective rate on June 30, 2011.
(d)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $189,238,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$9,481,000
	Unrealized Depreciation	(646,000)
	Net Unrealized Appreciation	$8,835,000

(e)	Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation

5

STRIPS	Separate Trading of Registered Interest and Principal Securities
VRDN	Variable Rate Demand Note
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

6

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2011:

	Fair value at July 31, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable Inputs (b)	Level 3 significant unobservable inputs	Total

Bonds
Municipal Bonds	$-	$189,728,604	$-	$189,728,604
Total Bonds	-	189,728,604	-	189,728,604

Short-Term Securities
Floating Rate Notes	-	2,000,000	-	2,000,000
Total Short-Term Securities	-	2,000,000	-	2,000,000

Other
Unaffiliated Money Market Fund(c)	6,343,950	-	-	6,343,950
Total Other	6,343,950	-	-	6,343,950
Total	$6,343,950	$191,728,604	$-	$198,072,554

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

7

(c) Money market fund that is a sweep investment for cash balances in the Fund at July 31, 2011.

8

Portfolio of Investments

Columbia Short Term Bond Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 29.0%
Banking 10.1%
ANZ National International Ltd. Senior Unsecured (a)(b)(c)
12/20/13	1.247%	$10,000,000	$10,010,810
Abbey National Treasury Services PLC Bank Guaranteed (a)(b)
04/25/14	1.854%	3,005,000	2,986,813
BB&T Corp. Senior Unsecured (a)
04/28/14	0.973%	10,237,000	10,251,383
BNP Paribas SA Bank Guaranteed (a)(b)
01/10/14	1.190%	14,830,000	14,681,883
Bank of Montreal Senior Unsecured (a)(b)
04/29/14	0.743%	8,195,000	8,204,285
Barclays Bank PLC Senior Unsecured (b)
04/07/15	3.900%	14,325,000	14,862,975
Canadian Imperial Bank of Commerce Senior Unsecured (b)
09/13/13	1.450%	2,000,000	2,006,510
Capital One Financial Corp. Senior Unsecured
11/15/13	6.250%	9,160,000	10,084,171
Citigroup, Inc. Senior Unsecured
06/15/16	3.953%	22,100,000	22,623,947
Commonwealth Bank of Australia Senior Unsecured (b)(c)
10/15/14	3.750%	11,000,000	11,557,051
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (b)
01/10/14	1.850%	14,500,000	14,656,846
Goldman Sachs Group, Inc. (The) Senior Notes
08/01/15	3.700%	17,000,000	17,310,556
HSBC Bank PLC Senior Unsecured (a)(b)(c)
01/17/14	1.076%	14,250,000	14,325,254
ING Bank NV Senior Unsecured (a)(b)(c)
06/09/14	1.652%	15,300,000	15,348,210
JPMorgan Chase & Co. Senior Notes (a)
01/24/14	1.074%	18,300,000	18,346,647
KeyCorp Senior Unsecured
08/13/15	3.750%	10,000,000	10,327,674
Lloyds TSB Bank PLC Bank Guaranteed (b)
01/21/16	4.875%	12,500,000	12,784,638

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
Merrill Lynch & Co., Inc. Senior Unsecured
01/15/15	5.000%	$17,200,000	$18,207,576
Morgan Stanley Senior Unsecured (a)
01/09/14	0.590%	14,780,000	14,409,554
Royal Bank of Scotland PLC (The) Bank Guaranteed (b)
09/21/15	3.950%	11,315,000	11,350,798
Santander U.S. Debt SA Unipersonal Bank Guaranteed (b)(c)
10/07/13	2.991%	12,800,000	12,770,880
U.S. Bank NA Subordinated Notes
02/04/14	6.300%	13,200,000	14,710,674
Wells Fargo & Co. Senior Unsecured (a)
10/28/15	0.473%	14,667,000	14,175,465
Total			295,994,600
Chemicals 0.3%
Dow Chemical Co. (The) Senior Unsecured
02/15/15	5.900%	6,835,000	7,677,872

Construction Machinery 0.2%
John Deere Capital Corp. Senior Unsecured
04/03/13	4.500%	6,215,000	6,610,566
Diversified Manufacturing 0.6%
Ingersoll-Rand Global Holding Co., Ltd. (b)
04/15/14	9.500%	6,002,000	7,206,896
Tyco International Finance SA (b)
11/15/13	6.000%	7,337,000	8,110,782
10/15/14	4.125%	2,000,000	2,127,480
Total			17,445,158
Electric 1.3%
CenterPoint Energy Houston Electric LLC (c)
01/15/14	5.750%	1,000,000	1,106,492
Consolidated Edison Co. of New York, Inc.
Senior Unsecured
02/01/13	4.875%	5,193,000	5,505,961
04/01/14	5.550%	265,000	294,263
DTE Energy Co. Senior Unsecured (a)
06/03/13	0.955%	6,740,000	6,757,018
National Rural Utilities Cooperative Finance Corp.
07/01/13	5.500%	13,325,000	14,516,402

1

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric (continued)
Nevada Power Co.
03/15/16	5.950%	$1,000,000	$1,139,577
Ohio Power Co. Senior Unsecured
09/01/13	5.750%	5,870,000	6,403,612
Progress Energy, Inc. Senior Unsecured
03/15/14	6.050%	2,715,000	3,027,404
Total			38,750,729
Entertainment 0.4%
Time Warner, Inc.
07/15/15	3.150%	11,285,000	11,622,464
Food and Beverage 1.5%
Anheuser-Busch InBev Worldwide, Inc. (b)
03/26/13	2.500%	10,000,000	10,247,490
Bacardi Ltd. (b)(c)
04/01/14	7.450%	4,200,000	4,837,925
General Mills, Inc. Senior Unsecured (a)
05/16/14	0.611%	13,445,000	13,500,595
Kraft Foods, Inc. Senior Unsecured
05/08/13	2.625%	8,650,000	8,899,086
SABMiller PLC (b)(c)
Senior Unsecured
08/15/13	5.500%	4,685,000	5,074,670
01/15/14	5.700%	2,360,000	2,596,762
Total			45,156,528
Gas Distributors 0.3%
Atmos Energy Corp.
Senior Unsecured
01/15/13	5.125%	1,960,000	2,066,877
06/15/17	6.350%	1,525,000	1,763,636
Sempra Energy Senior Unsecured
11/15/13	8.900%	5,230,000	6,044,515
Total			9,875,028
Gas Pipelines 1.4%
Energy Transfer Partners LP Senior Unsecured
04/15/14	8.500%	6,000,000	6,980,736
Nisource Finance Corp.
03/01/13	6.150%	7,587,000	8,161,268
Plains All American Pipeline LP/Finance Corp.
09/01/12	4.250%	8,220,000	8,499,011

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Gas Pipelines (continued)
TransCanada PipeLines Ltd. Senior Unsecured (b)
06/01/15	3.400%	$7,350,000	$7,701,468
Williams Partners LP/Finance Corp. Senior Unsecured
02/01/17	7.250%	7,790,000	9,184,262
Total			40,526,745
Health Care 0.7%
Cardinal Health, Inc. Senior Unsecured
06/15/15	4.000%	8,770,000	9,271,959
Express Scripts, Inc.
06/15/14	6.250%	7,080,000	7,943,377
Hospira, Inc.
Senior Unsecured
06/15/14	5.900%	2,000,000	2,221,298
03/30/17	6.050%	509,000	577,714
Total			20,014,348
Healthcare Insurance 0.4%
UnitedHealth Group, Inc. Senior Unsecured
11/15/12	5.500%	9,641,000	10,224,618
Independent Energy 0.8%
Anadarko Petroleum Corp. Senior Unsecured
03/15/14	7.625%	8,084,000	9,269,446
Canadian Natural Resources Ltd. Senior Unsecured (b)
10/01/12	5.450%	4,100,000	4,332,158
Woodside Finance Ltd. (b)(c)
03/01/14	8.125%	2,070,000	2,397,650
11/10/14	4.500%	7,225,000	7,747,446
Total			23,746,700
Life Insurance 1.2%
Lincoln National Corp.
Senior Unsecured
08/27/12	5.650%	5,300,000	5,553,817
02/15/14	4.750%	3,855,000	4,121,014
Metlife Institutional Funding II Secured (a)(c)
04/04/14	1.146%	14,015,000	14,045,315
Prudential Financial, Inc. Senior Unsecured
06/15/17	6.100%	9,030,000	10,141,954
Total			33,862,100

2

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Cable 0.8%
Comcast Corp.
03/15/16	5.900%	$11,891,000	$13,535,894
DIRECTV Holdings LLC/Financing Co., Inc.
03/15/15	3.550%	9,510,000	9,936,124
Total			23,472,018
Media Non-Cable 0.3%
TCM Sub LLC (c)
01/15/15	3.550%	9,605,000	10,070,241
Metals 0.6%
ArcelorMittal USA, Inc.
04/15/14	6.500%	9,080,000	10,069,048
Vale Canada Ltd. Senior Unsecured (b)
05/15/12	7.750%	6,355,000	6,708,560
Total			16,777,608
Non-Captive Diversified 1.2%
General Electric Capital Corp. Senior Unsecured (a)
09/15/14	0.507%	37,325,000	36,684,578
Oil Field Services 0.3%
Weatherford International Ltd. (b)
03/15/13	5.150%	139,000	146,865
Weatherford International, Inc.
06/15/17	6.350%	7,530,000	8,522,687
Total			8,669,552
Pharmaceuticals 0.5%
Pfizer, Inc. Senior Unsecured
02/15/14	4.500%	8,830,000	9,592,585
Roche Holdings, Inc. (c)
03/01/14	5.000%	3,945,000	4,318,734
Total			13,911,319
Property & Casualty 0.5%
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	7,433,000	8,052,273
Transatlantic Holdings, Inc. Senior Unsecured
12/14/15	5.750%	7,240,000	7,760,455
Total			15,812,728

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
REITs 1.2%
Camden Property Trust Senior Unsecured
11/30/12	5.875%	$7,660,000	$8,081,760
Duke Realty LP Senior Unsecured
02/15/15	7.375%	7,340,000	8,366,191
Kimco Realty Corp. Senior Unsecured
02/01/18	4.300%	7,300,000	7,464,841
Simon Property Group LP Senior Unsecured
01/30/14	4.900%	10,760,000	11,642,234
Total			35,555,026
Retailers 0.3%
CVS Caremark Corp. Senior Unsecured
05/18/15	3.250%	8,500,000	8,821,708
Technology 0.6%
Hewlett-Packard Co. Senior Unsecured (a)
05/30/14	0.654%	8,960,000	9,001,422
Oracle Corp. Senior Unsecured
07/08/14	3.750%	8,000,000	8,576,544
Total			17,577,966
Transportation Services 0.3%
ERAC USA Finance LLC (c)
01/10/14	2.250%	1,500,000	1,514,958
05/01/15	5.600%	7,000,000	7,782,257
Total			9,297,215
Wireless 0.8%
America Movil SAB de CV (b)
03/01/14	5.500%	9,170,000	10,062,369
Vodafone Group PLC Senior Unsecured (b)
01/30/15	5.375%	11,038,000	12,271,000
Total			22,333,369
Wirelines 2.4%
AT&T, Inc. Senior Unsecured
11/15/13	6.700%	13,000,000	14,578,031
CenturyLink, Inc. Senior Unsecured
06/15/17	5.150%	9,000,000	9,014,778
Deutsche Telekom International Finance BV (b)
08/20/13	5.875%	9,580,000	10,484,783

3

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
Telecom Italia Capital SA (b)
10/01/15	5.250%	$9,785,000	$10,172,721
Telefonica Emisiones SAU (b)
01/15/15	4.949%	12,000,000	12,769,680
Verizon Virginia, Inc. Senior Unsecured
03/15/13	4.625%	13,967,000	14,743,100
Total			71,763,093
Total Corporate Bonds & Notes (Cost: $836,187,371)			$852,253,877

Residential Mortgage-Backed Securities - Agency 30.0%
FDIC Structured Sale Guaranteed Notes CMO Series 2010-S1 Class 1A (a)(c)(d)
02/25/48	0.736%	4,348,441	4,352,420
Federal Home Loan Mortgage Corp. (a)(d)
04/01/35	2.209%	413,523	427,816
03/01/34	2.488%	694,678	728,277
01/01/36	2.681%	1,286,952	1,359,805
08/01/36	4.807%	276,964	291,576
09/01/37	5.596%	1,262,734	1,345,847
07/01/36	5.898%	35,032	37,823
01/01/37	5.929%	860,973	914,852
12/01/36	6.082%	609,567	661,643
CMO IO Series 11 Class B
01/01/20	8.823%	5,122	1,341
CMO IO Series 3630 Class AI
03/15/17	0.000%	7,128,583	292,125
Federal Home Loan Mortgage Corp. (d)
05/01/24- 07/01/24	4.000%	15,032,581	15,693,459
02/01/13- 06/01/25	4.500%	88,625,880	94,003,304
11/01/17- 07/01/25	5.000%	40,543,674	43,565,649
05/01/17- 02/01/24	5.500%	19,911,324	21,561,929
03/01/17- 01/01/24	6.000%	7,165,431	7,814,469
04/01/17	6.500%	5,504,340	5,987,447
03/01/12- 09/01/15	7.500%	1,333,226	1,445,407
07/01/30	8.500%	19,609	23,601
CMO Series 2467 Class NB
07/15/17	5.000%	5,739,956	6,135,555
CMO Series 2535 Class TE
12/15/31	5.500%	2,893,957	3,023,295
CMO Series 2597 Class DE
02/15/33	4.000%	1,488,270	1,533,246
CMO Series 2608 Class GK
03/15/17	4.500%	157,039	158,074
CMO Series 2617 Class HD
06/15/16	7.000%	282,260	282,644

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 2624 Class LP
01/15/17	3.500%	$733,175	$744,264
CMO Series 2645 Class NA
09/15/31	3.500%	4,216,867	4,346,490
CMO Series 2713 Class G
08/15/16	4.000%	228,220	230,278
CMO Series 2750 Class TE
04/15/33	4.250%	692,920	712,295
CMO Series 2861 Class QC
01/15/29	5.500%	510,365	511,144
CMO Series 2869 Class LC
11/15/32	4.500%	3,672,639	3,865,660
CMO Series 2899 Class KC
03/15/19	4.500%	6,182,128	6,468,473
CMO Series 3067 Class PT
05/15/29	5.350%	3,074,381	3,112,183
CMO Series 3197 Class AB
08/15/13	5.500%	112,896	114,434
CMO Series 3414 Class A
07/15/22	4.500%	10,491,511	11,025,469
CMO Series 3455 Class KA
10/15/34	5.000%	1,731,574	1,804,575
CMO Series 3531 Class CE
01/15/39	3.000%	2,108,323	2,119,158
CMO Series 3536 Class PC
05/15/39	4.500%	7,038,868	7,383,356
CMO Series 3552 Class AB
10/15/36	5.000%	12,253,595	12,935,219
CMO Series 3553 Class GA
07/15/19	3.200%	9,638,823	9,922,608
CMO Series 3556 Class MA
07/15/37	5.000%	7,513,942	7,956,664
CMO Series 3558 Class AD
08/15/19	4.750%	11,721,724	12,290,765
CMO Series 3558 Class AW
08/15/19	4.750%	12,861,742	13,486,127
CMO Series 3561 Class AJ
08/15/19	3.100%	3,735,182	3,837,846
CMO Series 3565 Class KA
12/15/35	5.000%	7,118,709	7,474,018
CMO Series 3567 Class ND
12/15/17	4.000%	12,682,788	13,365,872
CMO Series 3676 Class CH
07/15/24	3.250%	599,497	625,684
CMO Series 3683 Class JD
12/15/23	4.000%	4,750,349	4,974,032
CMO Series 3774 Class AB
12/15/20	3.500%	27,671,783	29,164,424
CMO Series 3812 Class BE
09/15/18	2.750%	10,923,142	11,256,303
CMO Series 3825 Class AB
08/15/20	3.000%	28,845,637	29,857,870
CMO Series 3831 Class CG
10/15/18	3.000%	22,625,330	23,424,464
CMO Series 3832 Class AC
10/15/18	3.000%	16,207,190	16,779,633
CMO Series 3840 Class AU
05/15/37	3.500%	6,781,974	7,077,448

4

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
CMO Series 3856 Class EA
10/15/18	3.000%	$16,367,334	$16,932,456
CMO Series 3862 Class LA
11/15/18	2.500%	4,885,859	5,015,202
CMO Series R003 Class AG
10/15/15	5.125%	172,469	172,900
CMO Series R010 Class AB
12/15/19	5.500%	5,196,603	5,452,642
Federal National Mortgage Association (a)(d)
06/01/33	1.940%	1,341,204	1,360,168
04/01/36	2.050%	364,599	380,967
01/01/35	2.085%	981,490	1,015,986
11/01/34	2.151%	437,989	456,752
04/01/36	2.287%	1,412,549	1,472,744
04/01/34	2.314%	998,402	1,044,302
03/01/34	2.367%	1,112,716	1,167,373
08/01/35	2.599%	736,525	765,672
06/01/34	2.627%	861,541	887,528
07/01/34	2.748%	1,229,169	1,282,219
06/01/35	4.816%	1,639,835	1,720,779
07/01/33	4.946%	2,257,809	2,425,899
07/01/35	4.956%	1,244,781	1,322,703
04/01/36	5.408%	380,311	409,901
09/01/37	5.739%	390,076	416,807
10/01/35	5.775%	619,520	659,106
06/01/37	5.809%	1,965,532	2,083,735
07/01/36	5.841%	41,556	44,873
08/01/36	6.020%	277,560	296,374
09/01/37	6.162%	547,369	592,868
CMO IO STRIPS Series 163 Class 2
07/25/22	20.000%	276,726	41,065
CMO PO Series G-15 Class A
06/25/21	2.490%	15,816	14,927
CMO IO STRIPS Series 36 Class 2
08/01/18	20.000%	2,455	437
CMO IO STRIPS Series 36 Class 2
08/01/18	19.510%	69	12
CMO PO Series 1993-92 Class C
05/25/23	1.880%	670,458	603,108
CMO Series 2003-W11 Class A1
06/25/33	3.078%	70,547	73,512
Federal National Mortgage Association (d)
10/01/20	3.500%	1,799,311	1,867,347
10/01/13- 07/01/25	4.500%	24,898,195	26,449,495
08/01/13- 03/01/25	5.000%	27,487,080	29,512,068
08/01/17- 10/01/24	5.500%	26,883,836	29,267,051
06/01/17- 11/01/17	6.000%	11,690,402	12,787,803
03/01/12- 08/01/14	6.500%	124,374	131,888
06/01/17- 08/01/17	7.000%	443,472	492,366
08/01/15- 01/01/29	7.500%	1,391,439	1,624,133

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
05/01/15- 07/01/31	8.000%	$188,929	$213,202
04/01/16	9.000%	121	122
CMO Series 20011-23 Class AB
06/25/20	2.750%	5,597,434	5,760,242
CMO Series 2002-95 Class EB
04/25/31	5.000%	689,158	703,236
CMO Series 2002-97 Class CF
03/25/31	5.500%	1,036,316	1,042,762
CMO Series 2003-111 Class HR
05/25/30	3.750%	3,756,579	3,863,369
CMO Series 2003-129 Class AP
01/25/19	4.000%	3,047,974	3,186,688
CMO Series 2003-26 Class HA
03/25/22	4.250%	1,597,532	1,639,936
CMO Series 2003-27 Class OE
03/25/18	3.500%	4,531,599	4,683,486
CMO Series 2003-37 Class HY
12/25/16	5.000%	69,114	69,093
CMO Series 2003-49 Class YC
06/25/23	4.000%	2,443,614	2,562,458
CMO Series 2004-60 Class PA
04/25/34	5.500%	1,938,371	2,122,335
CMO Series 2004-78 Class AC
05/25/32	5.000%	2,086,070	2,214,066
CMO Series 2005-22 Class KJ
07/25/33	5.000%	11,083,909	11,681,291
CMO Series 2006-106 Class PA
06/25/30	5.500%	526,698	535,559
CMO Series 2006-22 Class CB
11/25/21	4.500%	2,288,704	2,389,780
CMO Series 2007-35 Class DH
09/25/33	5.000%	2,271,044	2,410,269
CMO Series 2007-76 Class AN
05/25/33	5.500%	3,231,905	3,439,055
CMO Series 2007-77 Class TA
12/25/29	5.500%	2,475,642	2,512,786
CMO Series 2008-18 Class HD
12/25/18	4.000%	5,372,565	5,635,413
CMO Series 2008-45 Class DA
03/25/23	4.500%	8,514,991	9,050,377
CMO Series 2009-44 Class A
12/25/23	4.500%	5,258,933	5,543,287
CMO Series 2009-70 Class NL
08/25/19	3.000%	1,008,716	1,042,777
CMO Series 2009-86 Class CA
09/25/24	4.500%	16,204,535	16,890,116
CMO Series 2009-88 Class HA
11/25/24	3.000%	13,591,777	13,938,844
CMO Series 2010-17 Class CA
11/25/23	4.000%	13,161,023	13,745,302
CMO Series 2010-50 Class AB
01/25/24	2.500%	4,111,197	4,192,303
CMO Series 2010-50 Class AG
01/25/24	3.500%	1,961,967	2,053,623
CMO Series 2010-57 Class AQ
08/25/24	3.000%	4,520,940	4,649,881
CMO Series 2010-79 Class AC

5

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Agency (continued)
09/25/24	2.500%	$6,886,052	$7,044,201
CMO Series 2010-9 Class PA
10/25/39	4.500%	13,683,268	14,068,585
CMO Series 2011-16 Class GE
03/25/26	2.750%	20,538,766	21,136,991
CMO Series 2011-25 Class AH
06/25/21	2.750%	19,351,216	19,918,510
CMO Series 2011-3 Class EK
05/25/20	2.750%	1,561,784	1,607,371
CMO Series 2011-38 Class AH
05/25/20	2.750%	5,542,731	5,717,978
CMO Series 2011-59 Class AD
11/25/21	3.000%	28,675,000	29,603,299
CMO Series 2011-6 Class BA
06/25/20	2.750%	6,908,683	7,111,864
Government National Mortgage Association (a)(d)
03/20/30	2.250%	47,647	49,258
07/20/18	3.000%	186,781	194,013
04/20/22- 06/20/29	3.375%	1,352,881	1,410,504
Government National Mortgage Association (d)
08/15/13- 09/20/21	6.000%	1,497,639	1,604,495
09/15/13- 11/15/33	6.500%	220,203	250,756
11/15/13- 08/15/29	7.000%	72,116	82,547
10/15/17	8.000%	177,681	200,834
CMO Series 2005-58 Class NJ
08/20/35	4.500%	135,686	138,185
CMO Series 2008-30 Class AC
06/20/37	4.000%	5,608,903	5,874,389
CMO Series 2009-100 Class AP
05/16/39	4.000%	17,221,799	18,075,128
CMO Series 2009-33 Class NK
05/20/39	4.500%	4,120,977	4,350,196
CMO Series 2009-45 Class PA
01/16/31	4.500%	2,082,888	2,183,782
CMO Series 2010-61 Class PA
03/20/33	4.500%	6,526,713	6,906,640
Total Residential Mortgage-Backed Securities - Agency (Cost: $868,146,118)			$884,054,712

Residential Mortgage-Backed Securities - Non-Agency 2.2%
BCAP LLC Trust (a)(c)(d)
CMO Series 2009-RR13 Class 12A1
04/26/37	5.250%	932,397	935,875
CMO Series 2009-RR13 Class 1A5
05/26/37	6.001%	7,419,423	7,427,881
CMO Series 2010-RR2 Class 5A1
12/26/36	5.000%	7,360,080	7,502,306
CMO Series 2010-RR4 Class 32A1
01/26/37	4.000%	11,312,704	11,483,966
CMO Series 2010-RR6 Class 6A1
07/26/37	4.000%	3,150,564	3,168,654

Issuer	Coupon Rate	Principal Amount	Value

Residential Mortgage-Backed Securities - Non-Agency (continued)
Banc of America Funding Corp. CMO Series 2010-R4 Class 4A1 (a)(c)(d)
06/26/37	0.404%	$792,529	$773,313
Countrywide Alternative Loan Trust CMO Series 2004-2CB Class 1A4 (a)(d)
03/25/34	0.586%	136,021	129,469
Countrywide Home Loan Mortgage Pass Through Trust CMO Series 2004-J2 Class A2 (a)(d)
03/25/34	0.686%	251,353	250,072
Credit Suisse Mortgage Capital Certificates (a)(c)(d)
CMO Series 2009-12R Class 25A1
10/27/37	5.216%	6,828,730	6,933,107
CMO Series 2009-12R Class 27A1
04/27/36	2.582%	1,543,511	1,540,095
CMO Series 2009-12R Class 30A1
12/27/36	5.300%	460,482	466,868
CMO Series 2009-12R Class 42A1
06/27/37	5.000%	2,052,357	2,064,164
Credit Suisse Mortgage Capital Certificates (c)(d)
CMO Series 2009-12R Class 14A1
11/27/35	5.500%	4,033,982	4,197,510
CMO Series 2009-12R Class 19A1
12/27/36	6.250%	5,054,550	5,296,961
GMAC Mortgage Corp. Loan Trust CMO Series 2003-J3 Class A1 (a)(d)
05/25/18	0.686%	747,909	727,427
GSR Mortgage Loan Trust CMO Series 2005-5F Class 2A3 (d)
06/25/35	5.500%	1,254,859	1,258,602
LVII Resecuritization Trust CMO Series 2009-3 Class A1 (a)(c)(d)
11/27/37	5.670%	649,549	652,066
Residential Accredit Loans, Inc. CMO Series 2002-QS9 Class A1 (a)(d)(e)
07/25/32	0.786%	17,912	15,591
Residential Asset Securitization Trust CMO Series 2004-A7 Class A1 (d)
10/25/34	5.500%	785,253	785,651
Structured Asset Securities Corp. (d)
CMO Series 2003-14 Class 1A3
05/25/33	5.500%	117,049	120,541
CMO Series 2003-21 Class 1A3
07/25/33	5.500%	28,214	28,191
CMO Series 2003-8 Class 2A7
04/25/33	5.750%	716,731	735,882
Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1 (a)(c)(d)
12/27/46	5.494%	7,607,598	7,800,542
Total Residential Mortgage-Backed Securities - Non-Agency (Cost: $63,514,605)			$64,294,734

6

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Agency 4.8%
Federal Home Loan Mortgage Corp. (a)(d)
Multifamily Structured Pass-Through Certificates
CMO Series K001 Class A2
04/25/16	5.651%	$3,775,881	$4,079,029
Federal Home Loan Mortgage Corp. (d)
Multifamily Structured Pass-Through Certificates
CMO Series K003 Class A1
07/25/13	2.225%	3,746,589	3,786,216
Federal National Mortgage Association CMO Series 2010-M4 Class A1 (d)
06/25/20	2.520%	2,626,092	2,651,534
Government National Mortgage Association (d)
CMO Series 2009-105 Class A
12/16/50	3.456%	6,989,305	7,294,632
CMO Series 2009-114 Class A
12/16/38	3.103%	6,411,715	6,598,306
CMO Series 2009-63 Class A
01/16/38	3.400%	4,666,603	4,861,787
CMO Series 2009-71 Class A
04/16/38	3.304%	6,904,047	7,138,946
CMO Series 2009-90 Class AC
01/16/33	3.137%	5,400,000	5,590,021
CMO Series 2010-13 Class A
08/16/22	2.461%	4,357,123	4,409,677
CMO Series 2010-141 Class A
08/16/31	1.864%	4,700,783	4,735,351
CMO Series 2010-159 Class A
01/16/33	2.159%	7,274,478	7,365,465
CMO Series 2010-161 Class AB
05/16/35	2.110%	16,930,086	17,138,743
CMO Series 2010-18 Class A
12/16/50	3.100%	4,884,556	5,058,270
CMO Series 2010-22 Class AC
12/16/30	2.229%	3,685,245	3,747,014
CMO Series 2010-49 Class A
03/16/51	2.870%	1,266,623	1,316,804
CMO Series 2010-65 Class A
11/16/28	2.017%	3,563,242	3,597,077
CMO Series 2010-83 Class A
10/16/50	2.021%	4,346,294	4,384,647
CMO Series 2011-1 Class A
12/16/31	2.239%	5,928,015	6,006,717
CMO Series 2011-16 Class A
11/16/34	2.210%	8,454,258	8,562,837
CMO Series 2011-20 Class A
04/16/32	1.883%	7,296,222	7,335,996
CMO Series 2011-31 Class A
12/16/35	2.210%	5,915,043	6,002,866
CMO Series 2011-49 Class A
07/16/38	2.450%	7,973,033	8,123,166
CMO Series 2011-78 Class A
08/16/34	2.250%	11,625,000	11,806,641
Total Commercial Mortgage-Backed Securities - Agency (Cost: $139,752,968)			$141,591,742

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency 6.1%
Bear Stearns Commercial Mortgage Securities (a)(d)
Series 2005-T20 Class AAB
10/12/42	5.280%	$15,019,911	$15,717,567
Series 2006-PW12 Class AAB
09/11/38	5.878%	3,499,504	3,739,470
Bear Stearns Commercial Mortgage Securities (d)
Series 2002-TOP8 Class A1
08/15/38	4.060%	2,651,059	2,658,036
Series 2004-PWR6 Class A4
11/11/41	4.521%	1,575,000	1,596,910
Series 2005-PW10 Class AAB
12/11/40	5.382%	9,989,331	10,625,967
CW Capital Cobalt Ltd. Series 2007-C3 Class A1 (d)
05/15/46	5.324%	48,703	48,684
Citigroup Commercial Mortgage Trust Series 2005-C3 Class ASB (d)
05/15/43	4.755%	9,328,525	9,726,985
Credit Suisse First Boston Mortgage Securities Corp. (a)(d)
Series 2005-C5 Class AAB
08/15/38	5.100%	5,339,033	5,616,440
Credit Suisse First Boston Mortgage Securities Corp. (d)
Series 2003-CPN1 Class A1
03/15/35	3.727%	152,323	153,899
Series 2004-C3 Class A3
07/15/36	4.302%	177,924	177,860
Series 2005-C2 Class AAB
04/15/37	4.681%	11,335,260	11,630,412
Credit Suisse Mortgage Capital Certificates Series 2006-C2 Class A1 (d)
03/15/39	5.250%	498,018	497,840
First Union National Bank Commercial Mortgage Series 2002-C1 Class A2 (d)
02/12/34	6.141%	3,622,438	3,675,689
GE Capital Commercial Mortgage Corp. (d)
Series 2001-3 Class A2
06/10/38	6.070%	11,341,134	11,404,295
Series 2002-2A Class A2
08/11/36	4.970%	1,523,127	1,542,066
Series 2005-C1 Class AAB
06/10/48	4.599%	2,187,705	2,275,926
GS Mortgage Securities Corp. II Series 2011-GC3 Class A1 (c)(d)
03/10/44	2.331%	15,827,731	16,050,384
Greenwich Capital Commercial Funding Corp. (d)
Series 2003-C2 Class A3
01/05/36	4.533%	4,140,471	4,191,557
Series 2005-GG3 Class AAB
08/10/42	4.619%	15,196,851	15,711,548
JP Morgan Chase Commercial Mortgage Securities Corp. (a)(d)
Series 2005-CB11 Class ASB
08/12/37	5.201%	11,222,774	11,718,909
Series 2006-CB14 Class ASB
12/12/44	5.506%	8,150,601	8,607,711
Series 2006-LDP7 Class ASB
04/15/45	6.067%	2,722,012	2,895,946

7

Issuer	Coupon Rate	Principal Amount	Value

Commercial Mortgage-Backed Securities - Non-Agency (continued)
JP Morgan Chase Commercial Mortgage Securities Corp. (d)
Series 2002-CIB4 Class A2
05/12/34	5.822%	$413,156	$412,768
Series 2004-CBX Class A3
01/12/37	4.184%	2,535,065	2,533,509
Series 2005-LDP2 Class ASB
07/15/42	4.659%	9,905,653	10,354,988
Series 2007-C1 Class A1
02/15/51	4.980%	58,855	58,801
Series 2007-CB18 Class A1
06/12/47	5.320%	382,977	385,603
LB-UBS Commercial Mortgage Trust (d)
Series 2003-C1 Class A3
03/15/27	4.095%	2,268,073	2,325,248
Series 2005-C2 Class AAB
04/15/30	5.007%	1,647,537	1,698,279
Series 2007-C1 Class A1
02/15/40	5.391%	994,155	1,000,083
Series 2007-C1 Class AAB
02/15/40	5.403%	5,526,335	5,882,768
Series 2008-C1 Class A1
04/15/41	5.611%	1,574,072	1,627,129
Morgan Stanley Dean Witter Capital I Series 2001-TOP5 Class A4 (d)
10/15/35	6.390%	2,057,506	2,081,938
Nationslink Funding Corp. Series 1999-LTL1 Class A3 (d)
01/22/26	7.104%	7,721,506	8,462,944
Wachovia Bank Commercial Mortgage Trust Series 2005-C17 Class APB (d)
03/15/42	5.037%	1,283,316	1,339,539
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost: $177,866,779)			$178,427,698

Asset-Backed Securities - Agency —%
Agencies —%
Small Business Administration Pools (a)
06/25/22	0.875%	144,957	145,680
Mortgages Other —%
United States Small Business Administration Series 2002-P10B Class 1
08/10/12	5.199%	181,319	188,380

Total Asset-Backed Securities - Agency (Cost: $326,196)			$334,060

Asset-Backed Securities - Non-Agency 13.3%
Access Group, Inc. (a)
Series 2004A Class A2

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
04/25/29	0.534%	$9,355,799	$8,951,474
Series 2005-1 Class A1
06/22/18	0.327%	622,490	622,069
Ally Auto Receivables Trust Series 2010-4 Class A2
02/15/13	0.710%	5,250,000	5,252,085
Ally Master Owner Trust Series 2011-1 Class A1 (a)
01/15/16	1.057%	10,000,000	10,021,541
AmeriCredit Automobile Receivables Trust
Series 2008-AF Class A3 (AGM)
12/12/12	5.680%	123,469	123,485
Series 2006RM Class A3
01/06/14	5.530%	13,104,655	13,115,102
Series 2007DF Class A4A
06/06/14	5.560%	7,808,287	8,088,844
Series 2009-1 Class B
04/15/14	9.790%	5,000,000	5,526,488
Series 2010-2 Class A2
10/08/13	1.220%	3,714,294	3,717,865
Series 2011-1 Class A2
06/09/14	0.840%	505,000	505,256
Series 2011-3 Class A3
01/08/16	1.170%	9,525,000	9,505,171
AmeriCredit Automobile Receivables Trust (a)
Series 2008-2 Class A3
04/06/15	5.185%	2,458,725	2,565,244
Amresco Residential Securities Mortgage Loan Trust Series 1998-3 Class A7 (a)(e)
07/25/28	0.666%	14,774	10,925
Arizona Educational Loan Marketing Corp. Series 2004A Class A2 (a)
12/01/23	0.474%	7,578,947	7,565,457
BMW Vehicle Lease Trust Series 2009-1 Class A3
03/15/12	2.910%	514,656	515,231
Bear Stearns Asset-Backed Securities Trust Series 2006-HE9 Class 1A1 (a)
11/25/36	0.236%	392,801	384,374
Brazos Higher Education Authority Series 2011-1 Class A1 (a)
02/25/20	0.707%	1,262,671	1,261,552
CIT Education Loan Trust Series 2005-1 Class A2 (a)
03/15/22	0.337%	1,650,994	1,643,224
CNH Wholesale Master Note Trust Series 2011-1A Class A (a)(c)
12/15/15	0.987%	7,000,000	6,999,508
CPS Auto Trust Series 2006A Class 1A4 (c)
11/15/12	5.330%	1,391,618	1,393,697
Capital Auto Receivables Asset Trust
Series 2006-2 Class C
06/15/12	5.310%	6,078,164	6,122,900
Series 2007-4A Class A4

8

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
05/15/14	5.300%	$910,502	$926,661
Series 2008-2 Class A4
12/15/14	5.420%	4,125,000	4,273,960
Capital Auto Receivables Asset Trust (c)
Series 2007-2 Class B
02/18/14	5.760%	11,500,000	11,824,062
Capital One Prime Auto Receivables Trust
06/15/14	5.060%	572,703	575,635
Carrington Mortgage Loan Trust Series 2006-RFC1 Class A2 (a)
05/25/36	0.286%	1,794,593	1,752,751
Chesapeake Funding LLC Series 2009-1 Class A (a)(c)
12/15/20	2.187%	11,144,518	11,193,355
CitiFinancial Auto Issuance Trust Series 2009-1 Class A3 (c)
10/15/13	2.590%	20,225,000	20,434,768
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH4 Class A2 (a)
11/25/36	0.286%	804,529	793,369
Cityscape Home Equity Loan Trust
Series 1997-B Class A7
05/25/28	7.410%	6,833	6,851
Cityscape Home Equity Loan Trust (a)
Series 1997-C Class A3
07/25/28	7.380%	607,537	579,305
Countrywide Asset-Backed Certificates Series 2005-SD1 Class A1C (a)(c)
05/25/35	0.576%	615,360	592,854
DT Auto Owner Trust (c)
Series 2011-1A Class B
12/15/13	1.940%	3,000,000	3,004,755
Series 2011-2A Class B
03/15/13	2.120%	4,104,000	4,107,729
EFS Volunteer LLC Series 2010-1 Class A1 (a)(c)
10/26/26	1.124%	14,048,084	14,005,585
Education Funding Capital Trust I Series 2003-2 Class A4 (a)
03/15/32	2.450%	14,950,000	14,932,060
Educational Funding of the South, Inc. Series 2011-1 Class A1 (a)
10/25/21	0.822%	4,930,000	4,917,786
First Alliance Mortgage Loan Trust
Series 1994-2 Class A2 (NPFGC)
06/25/25	6.680%	38,356	37,603
First Alliance Mortgage Loan Trust (f)
Series 1996-2 Class A3 (NPFGC)
09/20/27	8.225%	1,441	1,237
Ford Credit Auto Owner Trust Series 2007-B Class A4A
07/15/12	5.240%	84,164	84,780
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A (a)(c)
12/15/14	1.837%	10,000,000	10,162,661

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Franklin Auto Trust Series 2008-A Class A4A
05/20/16	5.360%	$1,159,050	$1,172,894
GS Auto Loan Trust Series 2007-1 Class A4
12/15/14	5.480%	6,918,310	7,133,498
HSBC Home Equity Loan Trust Series 2006-2 Class A1 (a)
03/20/36	0.336%	16,799,570	15,431,816
IMC Home Equity Loan Trust
Series 1995-3 Class A5 (AGM)
04/25/26	7.500%	31,477	31,626
Series 1997-3 Class A7
08/20/28	7.080%	3,697	3,639
Keycorp Student Loan Trust (a)
Series 1999-8 Class A2
08/25/27	0.687%	8,919,826	8,786,441
Series 1999-A Class A2
12/27/29	0.577%	14,382,106	14,050,857
Series 2006-A Class 2A2
06/27/25	0.327%	9,789,179	9,645,343
Marriott Vacation Club Owner Trust (c)
Series 2007-1A Class A
05/20/29	5.518%	2,730,321	2,857,032
Series 2009-2A Class A
07/20/31	4.809%	6,095,302	6,290,615
Morgan Stanley ABS Capital I (a)
Series 2005-WMC5 Class M2
06/25/35	0.666%	1,514,009	1,483,273
Series 2006-WMC1 Class A2B
12/25/35	0.386%	950,974	917,308
National Collegiate Student Loan Trust Series 2006-2 Class A2 (a)
07/25/26	0.336%	12,000,000	11,342,408
Navistar Financial Corp. Owner Trust Series 2010-A Class A2 (c)
10/18/12	1.470%	5,738,776	5,745,841
Nissan Auto Lease Trust Series 2010-B Class A2
05/15/13	0.900%	4,450,000	4,454,247
RBSSP Resecuritization Trust (a)(c)
CMO Series 2009-10 Class 4A1
07/26/36	0.344%	1,756,395	1,736,057
CMO Series 2009-10 Class 7A1
03/26/37	0.294%	5,141	5,138
CMO Series 2009-11 Class 2A1
04/26/36	0.344%	3,179,078	3,122,624
CMO Series 2009-13 Class 8A1
06/26/37	0.944%	3,246,381	3,212,695
Residential Asset Mortgage Products, Inc. Series 2004-RS8 Class AI4 (a)
06/25/32	5.060%	1,031,744	1,018,317
Residential Funding Mortgage Securities II, Inc. Series 2003-HS3 Class A2B (NPFGC) (a)
08/25/33	0.476%	10,420	8,098
SLM Student Loan Trust (a)

9

Issuer	Coupon Rate	Principal Amount	Value

Asset-Backed Securities - Non-Agency (continued)
Series 2003-A Class A2
09/15/20	0.687%	$10,947,048	$10,678,666
Series 2004B Class A2
06/15/21	0.447%	3,618,903	3,529,741
Series 2005-4 Class A2
12/15/20	0.387%	11,060,496	10,763,611
Series 2006-A Class A2
12/15/20	0.327%	753,413	751,823
SLM Student Loan Trust (a)(c)
Series 2011-A Class A1
10/15/24	1.187%	2,608,353	2,614,375
SMART Trust Series 2011-1USA Class A3B (a)(c)
10/14/14	1.048%	11,400,000	11,419,700
Santander Drive Auto Receivables Trust
Series 2010-1 Class A2
03/15/13	1.360%	4,646,419	4,663,679
Series 2010-2 Class A2
08/15/13	0.950%	6,569,876	6,579,286
Series 2011-1 Class A2
02/18/14	0.940%	2,100,000	2,099,638
Sierra Receivables Funding Co. LLC (c)
Series 2010-2A Class A
11/20/25	3.840%	1,591,506	1,620,532
Series 2011-1A Class A
04/20/26	3.350%	8,561,981	8,585,188
Specialty Underwriting & Residential Finance Series 2005-BC3 Class M1 (a)
06/25/36	0.636%	4,500,000	4,230,806
Structured Asset Investment Loan Trust Series 2005-9 Class A5 (a)
11/25/35	0.416%	655,775	643,398
Structured Asset Securities Corp. (a)
CMO Series 2006-NC1 Class A6
05/25/36	0.236%	249,668	246,550
Series 2007-WF2 Class A2
08/25/37	0.886%	54,826	54,709
Terwin Mortgage Trust Series 2007-4HE Class A1 (a)(c)
05/25/38	0.306%	4,531,822	4,141,501
Triad Auto Receivables Owner Trust Series 2007-A Class A4 (AGM) (a)
02/12/14	0.250%	7,404,434	7,369,499
Wachovia Student Loan Trust Series 2006-1 Class A4 (a)(c)
04/25/23	0.354%	10,550,000	10,461,283
Westlake Automobile Receivables Trust Series 2011-1A Class A3 (c)
06/16/14	1.490%	4,385,000	4,386,931
Total Asset-Backed Securities - Non-Agency (Cost: $388,522,783)			$391,389,942

Inflation-Indexed Bonds 1.0%
U.S. Treasury Inflation-Indexed Bond
07/15/12	3.000%	17,740,000	23,154,342

Issuer	Coupon Rate	Principal Amount	Value

Inflation-Indexed Bonds (continued)
04/15/14	1.250%	$5,000,000	$5,636,980
Total Inflation-Indexed Bonds (Cost: $28,810,352)			$28,791,322

U.S. Treasury Obligations 5.5%
U.S. Treasury
05/31/12	0.750%	33,000,000	33,159,720
01/31/16	2.000%	125,000,000	127,431,625
Total U.S. Treasury Obligations (Cost: $157,184,116)			$160,591,345

U.S. Government & Agency Obligations 2.1%
Federal Farm Credit Bank (a)
08/22/13	0.206%	6,000,000	6,000,378
04/21/14	0.175%	6,000,000	5,991,072
Federal Home Loan Mortgage Corp. (a)
01/10/13	0.270%	12,000,000	11,999,999
Federal Home Loan Mortgage Corp. (a)
01/24/13	0.250%	6,000,000	5,999,047
Federal National Mortgage Association (a)
02/01/13	0.400%	6,000,000	6,009,294
03/04/14	0.215%	27,279,000	27,278,869
Total U.S. Government & Agency Obligations (Cost: $63,280,139)			$63,278,659

Foreign Government Obligations 2.6%
CANADA 1.4%
Financement-Quebec (b)
10/25/12	5.000%	11,146,000	11,753,769
Morocco Government AID Bond U.S. Government Guaranty (a)(b)
05/01/23	0.500%	1,020,000	969,000
Province of Nova Scotia (b)
02/27/12	5.750%	10,493,000	10,857,936
Province of Ontario Senior Unsecured (b)
06/16/14	4.100%	16,675,000	18,061,010
Total			41,641,715
MEXICO 0.3%
Petroleos Mexicanos (b)
03/15/15	4.875%	8,500,000	9,201,250
QATAR 0.3%
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Secured (b)(c)
09/30/12	4.500%	9,250,000	9,620,000

10

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
SWEDEN 0.6%
Svensk Exportkredit AB Senior Unsecured (b)
09/16/14	3.250%	$16,000,000	$16,952,304
Total Foreign Government Obligations (Cost: $75,379,180)			$77,415,269

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 0.5%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/15	4.511%	14,175,000	14,631,293
Total Municipal Bonds (Cost: $14,273,459)			$14,631,293

	Shares	Value

Money Market Fund 2.4%
Columbia Short-Term Cash Fund, 0.166% (g)(h)	69,296,204	$69,296,204
Total Money Market Fund (Cost: $69,296,204)		$69,296,204
Total Investments
(Cost: $2,882,540,270) (i)		$2,926,350,857(j)
Other Assets & Liabilities, Net		14,871,355
Net Assets		$2,941,222,212

At June 30, 2011, $522,667 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.

Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 2-year	(1,275)	$(279,663,281)	Oct. 2011	$ –	$ (442,425)
U.S. Treasury Note, 5-year	(1,650)	(196,672,262)	Oct. 2011	118,487	–
Total				$ 118,487	$ (442,425)

11

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.
(b)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 11.83% of net assets.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $365,689,253 or 12.43% of net assets.

(d)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(e)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $26,516, representing less than 0.01% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

	Security Description	Acquisition Dates	Cost
Amresco Residential Securities Mortgage Loan Trust
Series 1998-3 Class A7
	0.666% 07/25/28	12/19/03	$14,671
Residential Accredit Loans, Inc.
CMO Series 2002-QS9 Class A1
	0.786% 07/25/32	03/26/09 - 04/10/03	17,891

(f)	Represents a security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(h)	Investments in affiliates during the three months ended June 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$-	$343,351,300	$ (274,055,096)	$-	$69,296,204	$29,024	$69,296,204

(i)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $2,882,540,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$47,500,000
	Unrealized Depreciation	(3,689,000)
	Net Unrealized Appreciation	$43,811,000

12

(j)

Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Asset-backed and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed and mortgage-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term securities purchased within 60 days to maturity are valued at the amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (NYSE).  The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value.  If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
CMO	Collateralized Mortgage Obligation
FDIC	Federal Deposit Insurance Corporation
IO	Interest Only
NPFGC	National Public Finance Guarantee Corporation
PO	Principal Only
STRIPS	Separate Trading of Registered Interest and Principal Securities

13

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                            Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                            Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                            Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

14

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$-	$852,253,877	$-	$852,253,877
Residential Mortgage-Backed Securities - Agency	-	884,054,712	-	884,054,712
Residential Mortgage-Backed Securities - Non-Agency	-	64,294,734	-	64,294,734
Commercial Mortgage-Backed Securities - Agency	-	141,591,742	-	141,591,742
Commercial Mortgage-Backed Securities - Non-Agency		178,427,698		178,427,698
Asset-Backed Securities - Agency		334,060		334,060
Asset-Backed Securities - Non-Agency	-	376,457,882	14,932,060	391,389,942
Inflation-Indexed Bonds	-	28,791,322	-	28,791,322
U.S. Treasury Obligations	160,591,345	-	-	160,591,345
U.S. Government & Agency Obligations	-	63,278,659	-	63,278,659
Foreign Government Obligations	-	76,446,269	969,000	77,415,269
Municipal Bonds	-	14,631,293	-	14,631,293
Total Bonds	160,591,345	2,680,562,248	15,901,060	2,857,054,653

Other
Affiliated Money Market Fund(c)	69,296,204	-	-	69,296,204
Total Other	69,296,204	-	-	69,296,204
Investments in Securities	229,887,549	2,680,562,248	15,901,060	2,926,350,857
Derivatives(d)
Assets
Futures Contracts	118,487	-	-	118,487
Liabilities
Futures Contracts	(442,425)	-	-	(442,425)
Total	$229,563,611	$2,680,562,248	$15,901,060	$2,926,026,919

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain asset-backed securities – non-agency classified as Level 3 securities are valued using the market approach and utilize single market quotations from broker dealers.

Certain foreign government obligations classified as Level 3 securities are valued using the market approach.  To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities and observed yields on securities management deemed comparable.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

15

	Asset-Backed	Foreign
	Securities -	Government
	Non-Agency	Obligations	Total
Balance as of March 31, 2011	$-	$1,009,375	$1,009,375
Accrued discounts/premiums	-	2,414	2,414
Realized gain (loss)	-	-	-
Change in unrealized appreciation (depreciation)*	24,138	(42,789)	(18,651)
Sales	-	-	-
Purchases	14,907,922	-	14,907,922
Issuances	-	-	-
Settlements	-	-	-
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of June 30, 2011	$14,932,060	$969,000	$15,901,060

*Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was ($18,651), which is comprised of Asset-Backed Securities Non-Agency of $24,138 and Foreign Government Obligations of ($42,789).

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

16

Portfolio of Investments

Columbia Short-Term Municipal Bond Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 89.2%

ALABAMA 1.2%
Alabama Public School & College Authority Refunding Revenue Bonds Series 2009A
05/01/14	5.000%	$9,000,000	$10,010,520
Chatom Industrial Development Board
Refunding Revenue Bonds
Powersouth Energy
Series 2010B
08/01/11	2.000%	5,895,000	5,900,875
08/01/12	4.000%	5,895,000	6,079,042
Mobile Industrial Development Board Revenue Bonds Alabama Power Co. Barry Series 2007A
06/01/34	4.750%	2,000,000	2,054,740
Total			24,045,177
ALASKA 1.1%
Alaska Industrial Development & Export Authority Refunding Revenue Bonds Revolving Fund Series 2010A
04/01/16	5.000%	2,500,000	2,823,575
Borough of North Slope Unlimited General Obligation Bonds Series 2010A
06/30/12	3.000%	2,500,000	2,568,875
State of Alaska Unlimited General Obligation Bonds Series 2003A (AGM)
08/01/14	5.000%	14,000,000	15,221,640
Total			20,614,090
ARIZONA 2.2%
Arizona Health Facilities Authority Revenue Bonds Banner Health Series 2008D
01/01/12	5.000%	2,000,000	2,041,960
Arizona School Facilities Board
Certificate of Participation
Series 2005A-1 (FGIC/NPFGC)
09/01/14	5.000%	10,000,000	10,820,400
Series 2008
09/01/13	5.500%	8,000,000	8,625,040
County of Pima
Refunding Revenue Bonds
Sewer System
Series 2011A
07/01/12	5.000%	1,000,000	1,043,200
07/01/13	5.000%	1,250,000	1,345,913
Phoenix Civic Improvement Corp.
Refunding Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ARIZONA (CONTINUED)
Senior Lien
Series 2005B (NPFGC)
07/01/11	5.000%	$4,500,000	$4,500,580
Phoenix Civic Improvement Corp. (a)
Refunding Revenue Bonds
Senior Lien
Series 2008D AMT
07/01/11	5.250%	2,600,000	2,600,320
Revenue Bonds
Senior Lien
Series 2002B (NPFGC/FGIC) AMT
07/01/17	5.750%	6,000,000	6,173,820
State of Arizona Certificate of Participation Department Administration Series 2010A (AGM)
10/01/15	5.000%	5,000,000	5,520,700
Total			42,671,933
ARKANSAS 0.4%
City of Fayetteville Revenue Bonds Series 2005B
12/01/11	4.000%	6,830,000	6,935,865

CALIFORNIA 11.6%
California Health Facilities Financing Authority
Refunding Revenue Bonds
St. Joseph Health System
Series 2009C
07/01/34	5.000%	12,000,000	13,182,960
Revenue Bonds
Catholic Healthcare West
Series 2009C
07/01/37	5.000%	15,250,000	15,907,427
Series 2009G
07/01/28	5.000%	3,000,000	3,129,330
California Infrastructure & Economic Development Bank
Refunding Revenue Bonds
J. Paul Getty Trust
Series 2007A3
10/01/47	2.250%	6,675,000	6,771,587
Pacific Gas & Electric
Series 2010E
11/01/26	2.250%	6,000,000	6,074,940
Revenue Bonds
California Independent System Operator
Series 2008A
02/01/13	5.000%	6,000,000	6,393,360
California Pollution Control Financing Authority
Refunding Revenue Bonds
BP West Coast Products LLC
Series 2009
12/01/46	2.600%	5,000,000	5,026,300
South Dakota Gas and Electric

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
Series 1996A (NPFGC)
06/01/14	5.900%	$4,500,000	$5,045,175
California State Department of Water Resources
Prerefunded 05/01/12 Revenue Bonds
Series 2002A
05/01/14	6.000%	8,250,000	8,730,975
Series 2002A (AMBAC)
05/01/14	5.500%	7,035,000	7,415,734
Revenue Bonds
Series 2002A (AGM)
05/01/12	5.250%	4,200,000	4,374,804
California State Public Works Board
Revenue Bonds
Various Capital Projects
Subordinated Series 2010A-1
03/01/15	5.000%	3,000,000	3,288,240
03/01/16	5.000%	1,325,000	1,454,572
California Statewide Communities Development Authority
Revenue Bonds
Kaiser Permanente
Series 2009A
04/01/13	5.000%	10,250,000	11,022,030
Proposition 1A Receivables Program
Series 2009
06/15/13	5.000%	20,945,000	22,510,429
California Statewide Communities Development Authority (a)
Revenue Bonds
Disposal-Republic Services, Inc.
Series 2003A AMT
12/01/12	4.950%	3,000,000	3,142,890
City of Los Angeles Refunding Revenue Bonds Series 2009A
06/01/12	5.000%	6,040,000	6,299,478
County of Sacramento Revenue Bonds GNMA Mortgage Escrowed to Maturity Series 1998A AMT (a)
07/01/16	8.000%	12,810,000	16,409,482
Golden State Tobacco Securitization Corp. Prerefunded 06/01/13 Revenue Bonds Series 2003A-1
06/01/39	6.750%	4,250,000	4,757,025
Long Beach Community College District Unlimited General Obligation Bonds BAN Series 2010A
01/15/13	9.850%	13,875,000	15,750,206
Long Beach Unified School District
Unlimited General Obligation Bonds
Election of 2008
Series 2009A
08/01/11	4.000%	2,150,000	2,156,846
08/01/11	5.000%	1,650,000	1,656,691

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CALIFORNIA (CONTINUED)
Los Angeles Department of Airports Refunding Revenue Bonds Ontario International Series 2006A (NPFGC) AMT (a)
05/15/14	4.750%	$3,410,000	$3,676,219
M-S-R Public Power Agency
Revenue Bonds
Subordinated Lien
Series 2011O
07/01/12	2.500%	1,250,000	1,271,700
07/01/14	4.000%	2,300,000	2,451,777
Northern California Power Agency Revenue Bonds Series 2010A
07/01/15	4.000%	1,355,000	1,450,920
Port of Oakland Refunding Revenue Bonds Intermediate Lien Series 2007A (NPFGC) AMT (a)
11/01/13	5.000%	5,610,000	5,983,626
State of California
Prerefunded 07/01/11 Unlimited General Obligation Bonds
Series 2008B
07/01/23	5.000%	5,650,000	5,650,735
Prerefunded 07/01/14 Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,170,000	1,326,722
Unlimited General Obligation Bonds
Series 2010
11/01/13	4.000%	1,650,000	1,761,854
11/01/14	4.000%	1,250,000	1,357,813
Various Purpose
Series 2005
03/01/15	5.000%	4,000,000	4,481,800
Series 2006
03/01/14	5.000%	4,000,000	4,395,200
Unlimited General Obligation Refunding Bonds
Series 2004
12/01/15	5.000%	2,200,000	2,401,608
Series 2009B
07/01/23	5.000%	14,500,000	16,179,535
Unrefunded Unlimited General Obligation Bonds
Series 2004A
07/01/15	5.000%	1,690,000	1,868,819
Total			224,758,809
COLORADO 0.8%
City & County of Denver (a)
Revenue Bonds
Subordinated Series 2008-A1 AMT
11/15/11	5.000%	5,000,000	5,083,600
Series 2011A AMT
11/15/15	5.000%	1,500,000	1,656,090
Colorado Health Facilities Authority
Revenue Bonds

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
COLORADO (CONTINUED)
Catholic Health Initiatives
Series 2009B
07/01/39	5.000%	$2,250,000	$2,382,007
Unrefunded Revenue Bonds
Catholic Health Initiatives
Series 2008D2
10/01/38	5.250%	2,185,000	2,401,359
Colorado Health Facilities Authority (b)
Prerefunded 11/12/13 Revenue Bonds
Catholic Health Initiatives
Series 2008D2
10/01/38	5.250%	315,000	350,063
Regional Transportation District
Certificate of Participation
Series 2010A
06/01/15	5.000%	1,420,000	1,571,826
06/01/16	5.000%	2,010,000	2,244,768
Total			15,689,713
CONNECTICUT 1.8%
Connecticut Housing Finance Authority Revenue Bonds Housing Mortgage Financing Project Subordinated Series 2008D
05/15/18	4.750%	7,000,000	7,081,270
State of Connecticut
Refunding Special Tax Bonds
Transportation Infrastructure
Series 2001B (AGM)
10/01/14	5.375%	15,780,000	15,970,307
State of Connecticut (b)
Unlimited General Obligation Bonds
Series 2011A
05/15/15	0.590%	11,265,000	11,265,000
Total			34,316,577
DELAWARE 0.7%
Delaware Transportation Authority Revenue Bonds Series 2008A
07/01/11	5.000%	3,385,000	3,385,438
University of Delaware Revenue Bonds Series 2009A (b)
11/01/37	0.850%	9,500,000	9,505,415
Total			12,890,853
DISTRICT OF COLUMBIA 0.4%
Metropolitan Washington Airports Authority (a)
Refunding Revenue Bonds
Series 2010B AMT
10/01/12	5.000%	3,300,000	3,470,247
Revenue Bonds
Series 2007B AMT (AMBAC)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
DISTRICT OF COLUMBIA (CONTINUED)
10/01/11	5.000%	$5,000,000	$5,056,000
Total			8,526,247
FLORIDA 7.6%
Citizens Property Insurance Corp.
Refunding Revenue Bonds
Senior Secured High Risk
Series 2007A (NPFGC)
03/01/13	5.000%	15,000,000	15,721,950
Citizens Property Insurance Corp. (b)
Revenue Bonds
High Risk
Series 2010A3
06/01/13	1.840%	10,000,000	10,037,100
City of Jacksonville Revenue Bonds Series 2010A-1
10/01/16	5.000%	5,000,000	5,715,300
City of Lakeland Refunding Revenue Bonds Series 2009 (b)
10/01/12	0.840%	13,475,000	13,529,169
City of Tampa Revenue Bonds Baycare Health Systems Series 2010
11/15/16	5.000%	2,000,000	2,255,320
County of Broward Revenue Bonds Series 1998G (AMBAC) AMT (a)
10/01/11	4.500%	3,300,000	3,310,560
County of Escambia Revenue Bonds Gulf Power Co. Project 1st Series 2009 (b)
04/01/39	2.000%	5,000,000	5,051,900
County of Hillsborough Revenue Bonds Series 2006A (AMBAC) AMT (a)
09/01/14	5.000%	3,025,000	3,264,792
County of Lee (a)
Refunding Revenue Bonds
Series 2001 (NPFGC) AMT
10/01/12	5.625%	5,285,000	5,344,033
Series 2010A (AGM) AMT
10/01/12	5.000%	1,500,000	1,578,555
County of Miami-Dade Revenue Bonds Miami International Airport Series 2007C (AGM) AMT (a)
10/01/13	5.000%	3,500,000	3,760,400

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
Florida Housing Finance Corp. Revenue Bonds Homeowner Mortgage Special Program Series 2010A (GNMA/FNMA/FHLMC)
07/01/28	5.000%	$3,450,000	$3,716,858
Florida Ports Financing Commission Refunding Revenue Bonds State Transportation Fund Series 2011B AMT (a)
06/01/14	5.000%	2,000,000	2,158,720
Florida State Department of Environmental Protection Revenue Bonds Florida Forever Series 2008A
07/01/11	5.000%	4,865,000	4,865,608
JEA Refunding Revenue Bonds Issue 2 17th Series 2002
10/01/12	5.250%	4,910,000	4,967,889
Kissimmee Utility Authority Prerefunded 10/01/11 Revenue Bonds Series 2001 (AMBAC)
10/01/14	5.000%	7,195,000	7,271,267
Miami-Dade County School Board Unlimited General Obligation Refunding Bonds Series 1996 (NPFGC)
07/15/11	5.000%	5,895,000	5,906,234
Orange County Health Facilities Authority Revenue Bonds Hospital-Orlando Health, Inc. Series 2009
10/01/14	5.000%	2,000,000	2,165,940
Orlando Utilities Commission Refunding Revenue Bonds Series 2008
10/01/25	3.500%	10,500,000	10,571,820
Palm Beach County School District Refunding Certificate of Participation Series 2002E (AMBAC)
08/01/12	5.250%	7,625,000	7,984,900
State of Florida
Revenue Bonds
Series 2006A (AMBAC)
07/01/12	5.000%	6,150,000	6,431,547
Unlimited General Obligation Refunding Bonds
Capital Outlay
Series 2009D
06/01/14	5.000%	16,460,000	18,421,374

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
FLORIDA (CONTINUED)
University Athletic Association, Inc. Revenue Bonds Series 2006
10/01/31	3.800%	$3,510,000	$3,530,463
Total			147,561,699
GEORGIA 2.7%
Burke County Development Authority Revenue Bonds Vogtle Project 4th Series 1994
10/01/32	3.750%	16,025,000	16,283,644
City of Atlanta Refunding Revenue Bonds Series 2003D (FGIC/NPFGC) AMT (a)
01/01/15	5.250%	5,000,000	5,347,900
County of Douglas Unlimited General Obligation Bonds Sales Tax Series 2011
08/01/12	5.000%	4,000,000	4,206,200
Municipal Electric Authority of Georgia
Revenue Bonds
Project One
Subordinated Series 2008A
01/01/12	5.000%	2,000,000	2,044,720
Series 1998Y (AGM)
01/01/17	6.500%	100,000	114,042
Unrefunded Revenue Bonds
Series 1998Y (AGM)
01/01/17	6.500%	6,200,000	7,168,068
Private Colleges & Universities Authority Revenue Bonds Emory University Series 2008B
09/01/11	5.000%	7,400,000	7,460,088
Public Gas Partners, Inc.
Revenue Bonds
Series 2009A
10/01/12	5.000%	2,300,000	2,393,242
10/01/14	5.000%	3,630,000	3,909,909
State of Georgia Unlimited General Obligation Bonds Series 1994D
08/01/11	6.800%	3,000,000	3,016,918
Total			51,944,731
HAWAII 0.4%
State of Hawaii Refunding Revenue Bonds Series 2010B AMT (a)
07/01/15	5.000%	7,000,000	7,679,420

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS 5.6%
Chicago Board of Education
Unlimited General Obligation Refunding Bonds
Series 2010F
12/01/15	5.000%	$2,000,000	$2,209,780
Chicago Board of Education (c)
Unlimited General Obligation Bonds
Capital Appreciation School Reform
Series 2009A (NPFGC/FGIC)
12/01/11	0.000%	4,500,000	4,469,670
Chicago Public Building Commission Refunding Revenue Bonds Chicago School Reform Series 1999B (NPFGC/FGIC)
12/01/15	5.250%	3,165,000	3,489,856
Chicago Transit Authority Revenue Bonds Federal Transit Administration Section 5309 Series 2008A
06/01/12	5.000%	3,650,000	3,771,472
City of Chicago
Refunding Revenue Bonds
Series 1993 (NPFGC/FGIC)
01/01/13	5.375%	1,870,000	1,915,983
Revenue Bonds
2nd Lien
Series 2010B
01/01/34	5.000%	5,500,000	5,991,205
County of Cook
Unlimited General Obligation Bonds
Capital Equipment
Series 2009D
11/15/14	5.000%	3,000,000	3,295,950
Unlimited General Obligation Refunding Bonds
Series 2009C
11/15/12	5.000%	4,000,000	4,218,760
Illinois Finance Authority
Revenue Bonds
Advocate Health Care
Series 2008A-3
11/01/30	3.875%	2,250,000	2,314,238
Art Institute of Chicago
Series 2010A
03/01/15	5.000%	3,200,000	3,526,112
Series 2010B
07/01/15	4.000%	13,850,000	14,519,370
Northwestern Memorial Hospital
Series 2009A
08/15/11	5.000%	2,450,000	2,464,374
08/15/12	5.000%	5,130,000	5,385,012
08/15/13	5.000%	3,500,000	3,787,035
University of Chicago
Series 1998
07/01/25	3.375%	5,650,000	5,951,484

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ILLINOIS (CONTINUED)
Metropolitan Pier & Exposition Authority Refunding Revenue Bonds Capital Appreciation-McCormick Series 1996A (NPFGC) (c)
12/15/11	0.000%	$6,500,000	$6,452,225
Railsplitter Tobacco Settlement Authority
Revenue Bonds
Series 2010
06/01/12	4.000%	3,500,000	3,571,155
06/01/15	5.000%	3,615,000	3,865,194
State of Illinois
Unlimited General Obligation Bonds
1st Series 2002 (NPFGC)
10/01/14	5.250%	5,000,000	5,303,350
Unlimited General Obligation Refunding Bonds
1st Series 2002 (NPFGC)
08/01/16	5.500%	6,700,000	6,944,148
Series 2010
01/01/16	5.000%	10,000,000	10,889,300
Series 2010 (AGM)
01/01/16	5.000%	4,250,000	4,646,738
Total			108,982,411
INDIANA 1.7%
City of Whiting Revenue Bonds BP Products North America, Inc. Series 2008
06/01/44	2.800%	13,250,000	13,522,817
County of St. Joseph Revenue Bonds University of Notre Dame Series 2005
03/01/40	3.875%	6,700,000	6,831,789
Indiana Finance Authority Revenue Bonds Republic Services, Inc. Project Series 2010B (b)
05/01/28	1.000%	2,000,000	2,000,120
Indiana Health Facility Financing Authority Revenue Bonds Ascension Health Credit Group Series 2001
11/15/36	3.750%	9,675,000	9,867,146
Total			32,221,872
IOWA 0.4%
Iowa Finance Authority
Revenue Bonds
Genesis Health System
Series 2010
07/01/15	5.000%	1,075,000	1,192,777
07/01/16	5.000%	1,150,000	1,291,312
Series 2009F

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
IOWA (CONTINUED)
08/15/39	5.000%	$5,100,000	$5,329,653
Total			7,813,742
KANSAS 1.5%
City of Spring Hill General Obligation Unlimited Notes Series 2009C
09/01/11	2.000%	5,475,000	5,483,596
City of Topeka Unlimited General Obligation Refunding Bonds Series 2009B
08/15/11	4.000%	5,700,000	5,726,736
Kansas Development Finance Authority Revenue Bonds Comprehensive Rehab Project Series 2004F (AMBAC)
10/01/11	5.250%	2,250,000	2,277,652
Kansas State Department of Transportation Refunding Revenue Bonds Series 2003A
09/01/12	5.000%	8,000,000	8,440,800
Sedgwick County Unified School District No. 259 Wichita Unlimited General Obligation Bonds Series 2001 (AGM)
09/01/11	5.500%	5,100,000	5,145,747
Wyandotte County-Kansas City Unified Government Revenue Bonds Capital Appreciation Sales Tax Subordinated Lien Series 2010 (c)
06/01/21	0.000%	4,100,000	2,298,337
Total			29,372,868
KENTUCKY 0.3%
Kentucky Economic Development Finance Authority
Revenue Bonds
Catholic Health
Series 2009B
05/01/39	5.000%	2,000,000	2,226,460
Kentucky Economic Development Finance Authority (b)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2010B
04/01/31	1.000%	1,500,000	1,500,090
Louisville Regional Airport Authority Revenue Bonds Series 2008 (AGM) AMT (a)
07/01/12	5.000%	2,935,000	3,062,849
Total			6,789,399

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LOUISIANA 3.5%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds LCTCS Facilities Corp. Project Series 2009A
10/01/14	4.000%	$1,545,000	$1,657,105
Louisiana Office Facilities Corp. Refunding Revenue Bonds State Capitol Series 2010A
05/01/16	5.000%	4,505,000	5,012,038
Louisiana Offshore Terminal Authority (b)
Revenue Bonds
Loop LLC Project
Series 2007B-1A
10/01/37	1.600%	3,350,000	3,357,839
Series 2010B-1
10/01/40	1.875%	3,500,000	3,516,940
Louisiana Public Facilities Authority
Revenue Bonds
Cleco Power LLC Project
Series 2008
12/01/38	7.000%	4,000,000	4,082,200
Entergy Gulf States Louisiana
Series 2010B
11/01/15	2.875%	2,750,000	2,787,098
Orleans Parish Parishwide School District
Unlimited General Obligation Refunding Bonds
Series 2010 (AGM)
09/01/15	4.000%	8,240,000	8,858,247
09/01/16	5.000%	3,785,000	4,257,292
Regional Transit Authority
Revenue Bonds
Sales Tax
Series 2010 (AGM)
12/01/15	4.000%	1,150,000	1,253,937
12/01/16	4.000%	1,000,000	1,093,130
State of Louisiana
Unlimited General Obligation Refunding Bonds
Series 2005A (NPFGC)
08/01/12	5.000%	10,000,000	10,514,600
State of Louisiana (b)
Revenue Bonds
2nd Lien
Series 2010A-1
05/01/43	0.840%	21,250,000	21,269,125
Total			67,659,551
MAINE 0.4%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
Series 2010B
07/01/15	5.000%	3,455,000	3,839,127
07/01/16	4.000%	3,555,000	3,812,098
Total			7,651,225

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds Johns Hopkins Health System Series 2008
05/15/42	5.000%	$4,450,000	$4,527,030

MASSACHUSETTS 4.9%
Commonwealth of Massachusetts (b)
Unlimited General Obligation Bonds
Series 2010A
02/01/13	0.470%	14,500,000	14,510,150
02/01/14	0.620%	5,050,000	5,055,151
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/14	0.570%	5,400,000	5,400,000
02/01/15	0.750%	2,000,000	2,000,000
Massachusetts Development Finance Agency
Revenue Bonds
Boston College
Series 2010R-1
07/01/12	5.000%	1,000,000	1,046,920
Boston University
Series 2009V-2
10/01/14	2.875%	4,975,000	5,182,109
Massachusetts Development Finance Agency (b)
Revenue Bonds
Partners Healthcare
Series 2011K-3
07/01/38	0.740%	7,470,000	7,451,549
Williams College
Series 2011N
07/01/41	0.590%	11,250,000	11,274,637
Massachusetts Educational Financing Authority Revenue Bonds Series 2009I
01/01/16	5.250%	12,500,000	13,809,375
Massachusetts Health & Educational Facilities Authority Revenue Bonds Caregroup Series 2008E-2
07/01/12	5.000%	2,500,000	2,578,900
Massachusetts Housing Finance Agency Revenue Bonds Construction Loan Series 2009D
09/01/11	4.000%	7,250,000	7,286,613
Massachusetts Port Authority (a)
Refunding Revenue Bonds
Series 2010E AMT
07/01/14	5.000%	5,000,000	5,415,250
07/01/15	5.000%	4,000,000	4,396,280
Massachusetts School Building Authority Revenue Bonds Series 2005A (AGM)
08/15/12	5.000%	6,100,000	6,424,459

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MASSACHUSETTS (CONTINUED)
University of Massachusetts Building Authority Refunding Revenue Bonds Senior Series 2005-2 (AMBAC)
11/01/15	5.000%	$3,000,000	$3,409,380
Total			95,240,773
MICHIGAN 2.4%
Kent Hospital Finance Authority Revenue Bonds Spectrum Health Series 2008A
01/15/47	5.000%	1,300,000	1,332,669
Michigan State Building Authority Refunding Revenue Bonds Facilities Program Series 2005I (AMBAC) (b)
10/15/29	5.000%	12,000,000	12,127,800
Michigan State Hospital Finance Authority Revenue Bonds Ascension Health Senior Care Group Series 2010
11/15/15	5.000%	2,000,000	2,251,260
Michigan Strategic Fund Refunding Revenue Bonds Detroit Edision Series 2009
08/01/24	3.050%	5,000,000	5,107,250
State of Michigan
Prerefunded 11/01/11 Revenue Bonds
Series 2001A (AGM)
11/01/13	5.500%	7,345,000	7,474,639
Unlimited General Obligation Bonds
Environmental Program
Series 2008A
05/01/12	5.000%	3,670,000	3,808,359
Wayne County Airport Authority Refunding Revenue Bonds Detroit Metro Airport Series 2010C
12/01/14	5.000%	12,805,000	13,876,138
Total			45,978,115
MINNESOTA 0.7%
Dakota & Washington Counties Housing & Redevelopment Authority Revenue Bonds Single Family-Residential Series 1988 Escrowed to Maturity (GMNA) AMT (a)
03/01/13	7.950%	3,000,000	3,360,810
Minneapolis-St Paul Metropolitan Airports Commission (a)
Refunding Revenue Bonds
Senior Series 2009B AMT
01/01/14	5.000%	2,055,000	2,229,963

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MINNESOTA (CONTINUED)
Subordinated Series 2010D AMT
01/01/16	5.000%	$5,160,000	$5,671,511
Minnesota Municipal Power Agency Revenue Bonds Series 2010B
10/01/13	4.000%	3,000,000	3,058,440
Total			14,320,724
MISSISSIPPI 0.4%
State of Mississippi Prerefunded 11/01/12 Unlimited General Obligation Bonds Capital Improvement Series 2002 (FGIC)
11/01/13	5.250%	7,925,000	8,426,415

MISSOURI 0.6%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Bonds Metrolink Cross County Project Series 2002B (AGM)
10/01/15	5.250%	10,500,000	11,312,910

NEBRASKA 0.3%
City of Lincoln Refunding Revenue Bonds Series 2002
09/01/14	5.000%	5,000,000	5,246,900

NEVADA 0.6%
City of Reno
Revenue Bonds
Renown Regional Medical Center Project
Series 2007A
06/01/12	5.000%	815,000	830,257
06/01/13	5.000%	500,000	517,320
County of Clark
Refunding Revenue Bonds
Las Vegas Mccarran
Series 2010
07/01/12	3.000%	2,000,000	2,042,560
Revenue Bonds
Subordinated Lien Notes
Series 2010-E2
07/01/12	5.000%	7,000,000	7,313,250
Total			10,703,387
NEW HAMPSHIRE 0.3%
New Hampshire Business Finance Authority (a)
Refunding Revenue Bonds
The United Illuminating Co.

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW HAMPSHIRE (CONTINUED)
Series 2009A AMT
12/01/29	6.875%	$2,000,000	$2,061,860
Revenue Bonds
United Illuminating Co. Project
Series 2009 AMT
07/01/27	7.125%	4,000,000	4,129,840
Total			6,191,700
NEW JERSEY 2.2%
New Jersey Building Authority Refunding Revenue Bonds Series 2007B
06/15/13	5.000%	8,205,000	8,844,990
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Escrowed to Maturity Series 2008W
09/01/11	5.000%	4,705,000	4,742,640
New Jersey Economic Development Authority (c)
Revenue Bonds
Capital Appreciation-Economic Recovery
Series 1992A
03/15/13	0.000%	4,500,000	4,368,330
New Jersey Educational Facilities Authority Refunding Revenue Bonds Princeton University Series 2008K
07/01/11	5.000%	2,965,000	2,965,382
Salem County Utilities Authority Refunding Revenue Bonds Electric Gas Series 2003A
05/01/28	0.950%	4,500,000	4,501,755
State of New Jersey Unlimited General Obligation Refunding Bonds Series 2010S
02/15/13	5.000%	10,000,000	10,699,200
Tobacco Settlement Financing Corp. Prerefunded 06/01/12 Asset-Backed Revenue Bonds Series 2002
06/01/42	6.125%	6,425,000	6,770,794
Total			42,893,091
NEW MEXICO 1.0%
Inc County of Los Alamos Revenue Bonds Series 2004A (AGM)
07/01/15	5.000%	2,555,000	2,698,284
New Mexico Educational Assistance Foundation Revenue Bonds Educational Loan Senior Series 2009C AMT (a)
09/01/14	3.900%	4,890,000	5,157,972

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW MEXICO (CONTINUED)
State of New Mexico
Prerefunded 07/01/11 Revenue Bonds
Series 2006A (NPFGC)
07/01/13	4.000%	$3,000,000	$3,000,330
Revenue Bonds
Series 2009A
07/01/14	5.000%	7,895,000	8,891,981
Total			19,748,567
NEW YORK 10.7%
Babylon Industrial Development Agency
Revenue Bonds
Covanta Babylon
Series 2009A
01/01/13	5.000%	1,500,000	1,580,490
01/01/14	5.000%	2,000,000	2,154,920
Buffalo & Fort Erie Public Bridge Authority Refunding Revenue Bonds Series 2005 (b)
01/01/25	2.625%	10,440,000	10,629,277
City of New York
Unlimited General Obligation Bonds
Fiscal 2008
Series 2007A-1
08/01/12	5.000%	3,000,000	3,147,990
Series 2005J (FGIC)
03/01/16	5.000%	8,000,000	8,975,200
Series 2005O
06/01/14	5.000%	4,250,000	4,732,672
Series 2009E
08/01/15	5.000%	3,500,000	3,994,935
County of Nassau Government Obligation Unlimited Notes RAN Series 2011A
03/30/12	3.000%	8,000,000	8,151,520
Housing Development Corp. Revenue Bonds Series 2009C-2
11/01/11	5.000%	10,000,000	10,132,000
Long Island Power Authority Revenue Bonds Series 2003B
06/01/13	5.250%	4,250,000	4,603,218
Metropolitan Transportation Authority
Revenue Bonds
Mandatory Tender
Series 2008B
11/15/16	5.000%	20,150,000	20,502,625
Series 2003B (NPFGC/FGIC)
11/15/16	5.250%	4,500,000	4,814,730

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
NEW YORK (CONTINUED)
New York City Health & Hospital Corp. Revenue Bonds Health System Series 2010A
02/15/15	5.000%	$4,500,000	$5,011,110
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Escrowed to Maturity Series 2009A
11/01/11	5.000%	3,470,000	3,525,520
Subordinated Series 2009C-1
08/01/14	5.000%	6,795,000	7,626,640
Subordinated Series 2011E
11/01/12	4.000%	7,000,000	7,345,660
New York State Dormitory Authority
Refunding Revenue Bonds
Department of Health
Series 2004 (NPFGC/FGIC)
07/01/14	5.000%	3,660,000	4,041,006
Revenue Bonds
Mental Health Services Facilities Improvement
Series 2009
02/15/13	5.000%	13,505,000	14,401,597
Mount Sinai School of Medicine
Series 2010A
07/01/12	5.000%	1,000,000	1,039,660
07/01/15	5.000%	1,000,000	1,106,320
07/01/16	5.000%	2,000,000	2,229,280
Municipal Facilities Health-Lease NYC
Series 2008-1
01/15/14	5.000%	6,300,000	6,792,912
State University Educational Facilities-Third General Resolution
Series 2002B (NPFGC/FGIC)
11/15/29	5.250%	10,000,000	10,395,500
New York State Housing Finance Agency Refunding Revenue Bonds Consolidated Series 2011A
09/15/13	5.000%	5,000,000	5,459,650
New York State Thruway Authority Refunding Revenue Bonds Bridge Service Contract Series 2008
04/01/12	5.000%	5,245,000	5,416,826
Port Authority of New York & New Jersey (a)
Revenue Bonds
Consolidated 127th
Series 2002 (AMBAC) AMT
12/15/16	5.500%	3,630,000	3,772,623
Consolidated 131st
Series 2003 (CIFG/TCRS) AMT
12/15/16	5.000%	10,000,000	10,591,800
Tobacco Settlement Financing Corp.
Asset-Backed Revenue Bonds
Series 2003B-1C
06/01/17	5.500%	4,300,000	4,315,050

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

NEW YORK (CONTINUED)
Tobacco Settlement Financing Corp. (d)
Asset-Backed Revenue Bonds
Series 2011B
06/01/14	5.000%	$7,950,000	$8,762,410
Triborough Bridge & Tunnel Authority Refunding Revenue Bonds Series 2002B
11/15/16	5.250%	10,000,000	10,630,700
Troy Industrial Development Authority Revenue Bonds Rensselaer Polytechnic Series 2002E (b)
04/01/37	4.050%	2,500,000	2,512,125
United Nations Development Corp.
Refunding Revenue Bonds
Series 2009A
07/01/12	4.000%	3,925,000	4,064,652
07/01/13	4.500%	2,200,000	2,363,680
07/01/14	5.000%	2,000,000	2,224,120
Total			207,048,418
NORTH CAROLINA 0.5%
North Carolina Eastern Municipal Power Agency Refunding Revenue Bonds Series 2003F
01/01/13	5.375%	7,000,000	7,433,930
North Carolina Municipal Power Agency No. 1 Revenue Bonds Series 2003A (AMBAC)
01/01/15	5.250%	2,000,000	2,113,180
Total			9,547,110
NORTH DAKOTA 0.9%
City of Fargo Revenue Bonds Certificates of Indebtedness Series 2009D
11/01/11	3.000%	5,040,000	5,084,654
County of McLean Revenue Bonds Great River Energy Series 2010C AMT (a)
07/01/38	3.500%	13,000,000	13,347,230
Total			18,431,884
OHIO 2.3%
County of Franklin Refunding Revenue Bonds Ohiohealth Corp. Series 2011B
11/15/33	2.000%	5,000,000	5,082,850
Ohio Air Quality Development Authority

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
OHIO (CONTINUED)
Refunding Revenue Bonds
Columbus Southern Power Co.
Series 2009A
12/01/38	3.875%	$3,400,000	$3,498,158
Ohio Power Co.
Series 2010A
06/01/41	3.250%	6,150,000	6,330,502
Ohio Air Quality Development Authority (a)(b)
Refunding Revenue Bonds
Ohio Power Co. Galvin
Series 2010A AMT
12/01/27	2.875%	3,130,000	3,179,830
Ohio Housing Finance Agency Revenue Bonds Series 2010-1
11/01/28	5.000%	3,935,000	4,280,847
Ohio State Building Authority Prerefunded 04/01/13 Revenue Bonds State Facilities-Administration Building Fund Series 2003A (AGM)
04/01/15	5.000%	2,080,000	2,246,171
State of Ohio
Revenue Bonds
Series 2008-1
06/15/12	5.000%	2,200,000	2,297,658
Unlimited General Obligation Refunding Bonds
Common Schools
Series 2009C
09/15/14	5.000%	15,000,000	16,931,700
State of Ohio (b)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2010
11/01/35	1.000%	1,500,000	1,500,060
Total			45,347,776
OKLAHOMA 0.4%
Oklahoma Development Finance Authority Refunding Revenue Bonds Integris Baptist Medical Center Series 2008B
08/15/11	5.000%	4,590,000	4,617,206
Tulsa County Industrial Authority
Revenue Bonds
Jenks Public Schools
Series 2009
09/01/13	4.000%	1,000,000	1,068,970
09/01/14	5.500%	1,280,000	1,457,088
Total			7,143,264
OREGON 0.8%
Oregon State Department of Administrative Services
Certificate of Participation
Series 2009A
05/01/14	5.000%	3,125,000	3,470,844

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

OREGON (CONTINUED)
Refunding Certificate of Participation
Series 2002B (NPFGC)
05/01/15	5.250%	$6,020,000	$6,244,245
05/01/16	5.250%	6,085,000	6,309,110
Total			16,024,199
PENNSYLVANIA 1.7%
Allegheny County Hospital Development Authority Revenue Bonds University of Pittsburgh Medical Center Series 2008A
09/01/11	5.000%	9,450,000	9,525,789
Delaware Valley Regional Financial Authority Revenue Bonds Series 2002
07/01/12	5.500%	6,000,000	6,246,540
Pennsylvania Higher Educational Facilities Authority Revenue Bonds University of Pittsburgh Medical Center Series 2010E
05/15/15	5.000%	4,250,000	4,777,637
Pennsylvania Turnpike Commission (b)
Revenue Bonds
Series 2009C
12/01/12	0.850%	10,000,000	10,033,800
Series 2011B
06/01/14	0.880%	3,000,000	3,000,450
Total			33,584,216
RHODE ISLAND 0.3%
Rhode Island Convention Center Authority Refunding Revenue Bonds Series 2003A (AGM)
05/15/16	5.000%	5,610,000	5,930,948

SOUTH CAROLINA 0.4%
Greenville County School District Prerefunded 12/01/12 Revenue Bonds Building Equity Sooner Tomorrow Series 2002
12/01/16	5.875%	5,475,000	5,960,468
South Carolina State Public Service Authority Revenue Bonds Santee Cooper Series 2009E
01/01/14	5.000%	1,500,000	1,655,805
Total			7,616,273

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TENNESSEE 0.7%
County of Rutherford Unlimited General Obligation Bonds Capital Outlay Notes Series 2009
04/01/12	4.000%	$10,000,000	$10,265,300
Memphis-Shelby County Airport Authority (a)
Refunding Revenue Bonds
Series 2010B AMT
07/01/15	4.000%	2,060,000	2,167,759
07/01/16	5.000%	1,000,000	1,095,430
Total			13,528,489
TEXAS 4.5%
City of Dallas Refunding Revenue Bonds Series 2007 (AMBAC)
10/01/12	5.000%	5,000,000	5,294,600
City of Houston
Prerefunded 03/01/12 Limited General Obligation Bonds
Series 2002 (NPFGC)
Public Improvement
03/01/19	5.250%	3,750,000	3,869,212
Revenue Bonds
Convention & Entertainment
Series 2001B (AMBAC)
09/01/12	5.750%	3,590,000	3,620,982
Subordinated Lien
Series 2002 (AGM)
07/01/13	5.500%	6,330,000	6,637,638
City of Houston (a)(d)
Refunding Revenue Bonds
Suborinated Lien
Series 2011A AMT
07/01/14	5.000%	5,000,000	5,383,650
City of Houston (c)
Refunding Revenue Bonds
Compound Interest
Series 1991C (AMBAC)
12/01/11	0.000%	5,000,000	4,989,650
City of Lubbock Limited General Obligation Bonds Waterworks Series 2011
02/15/15	5.000%	1,250,000	1,420,137
Gulf Coast Waste Disposal Authority Revenue Bonds BP Products North America Series 2007
01/01/42	2.300%	2,950,000	2,969,824
Harris County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Memorial Hermann Hospital
Series 2010A
06/01/12	4.000%	1,000,000	1,027,340
Methodist Hospital System

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
Series 2009B-1
12/01/28	5.000%	$10,000,000	$10,408,900
Lower Colorado River Authority
Refunding Revenue Bonds
Series 2010
05/15/14	5.000%	2,230,000	2,477,575
05/15/15	5.000%	4,000,000	4,530,880
Lubbock Health Facilities Development Corp. Refunding Revenue Bonds St. Joseph Health System Series 2008A
07/01/30	3.050%	4,745,000	4,843,981
North Texas Tollway Authority Revenue Bonds 1st Tier Series 2009A
01/01/13	5.000%	1,300,000	1,373,359
Plano Independent School District
Unlimited General Obligation Bonds
Series 2002 (Permanent School Fund Guarantee)
02/15/12	5.000%	3,335,000	3,434,250
Unlimited General Obligation Refunding Bonds
Series 2004 (Permanent School Fund Guarantee)
02/15/12	5.000%	7,000,000	7,208,320
Port of Houston Authority Unlimited General Obligation Bonds Port Improvement Series 2001B (NPFGC/FGIC) AMT (a)
10/01/13	5.500%	2,515,000	2,543,193
State of Texas (a)
Unlimited General Obligation Refunding Bonds
College Student Loan
Series 2010 AMT
08/01/15	5.000%	5,775,000	6,521,707
State of Texas (a)(d)
Unlimited General Obligation Refunding Bonds
College Student Loan
Series 2011B AMT
08/01/13	5.000%	1,000,000	1,083,320
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds Educational Facility Series 2008
08/15/11	5.000%	1,275,000	1,281,086
Texas Public Finance Authority Revenue Bonds Unemployment Compensation Series 2010A
07/01/12	5.000%	3,100,000	3,246,103
Texas Transportation Commission Revenue Bonds 1st Tier Series 2006A
04/01/12	5.000%	3,000,000	3,107,430

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TEXAS (CONTINUED)
Titus County Fresh Water Supply District Revenue Bonds Power Co. Project Series 2008
07/01/11	4.500%	$1,000,000	$1,000,082
Total			88,273,219
UTAH 1.5%
City of Riverton Revenue Bonds IHC Health Services, Inc. Series 2009
08/15/13	5.000%	1,400,000	1,524,572
Intermountain Power Agency
Refunding Revenue Bonds
Series 2008A
07/01/11	5.250%	7,000,000	7,000,922
Series 2009A
07/01/13	5.000%	10,000,000	10,794,300
State of Utah
Unlimited General Obligation Bonds
Series 2009C
07/01/14	5.000%	2,500,000	2,819,675
Series 2010A
07/01/12	5.000%	6,180,000	6,476,393
Total			28,615,862
VIRGIN ISLANDS 0.4%
Virgin Islands Public Finance Authority
Refunding Revenue Bonds
Senior Lien
Series 2009B
10/01/11	5.000%	2,500,000	2,521,150
10/01/12	5.000%	4,145,000	4,309,515
Total			6,830,665
VIRGINIA 1.5%
City of Newport News Unlimited General Obligation Bonds Series 2009B
09/01/11	3.250%	6,095,000	6,127,486
City of Norfolk Unlimited General Obligation Bonds BAN Series 2011A
01/01/14	3.000%	3,250,000	3,324,230
County of Pittsylvania Unlimited General Obligation Refunding Bonds Notes Series 2010A
07/15/13	3.500%	3,000,000	3,006,720
Roanoke Economic Development Authority
Revenue Bonds
Carilion Health System

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

VIRGINIA (CONTINUED)
Series 2002A (NPFGC)
07/01/16	5.500%	$1,500,000	$1,551,705
07/01/17	5.500%	1,945,000	2,012,044
Virginia Public Building Authority Refunding Revenue Bonds Series 2008
08/01/11	5.000%	9,000,000	9,037,724
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A
05/01/33	4.050%	3,500,000	3,706,430
Total			28,766,339
WASHINGTON 3.0%
City of Seattle Improvement Refunding Revenue Bonds Series 2004 (AGM)
08/01/15	5.000%	6,000,000	6,690,240
Clark County Public Utility District No. 1 Refunding Revenue Bonds Series 2010
01/01/15	5.000%	2,900,000	3,206,385
County of King Refunding Revenue Bonds Series 2002B (AGM)
01/01/14	5.500%	2,000,000	2,048,300
Energy Northwest
Prerefunded 07/01/11 Revenue Bonds
Columbia Generating
Series 2001A (AGM)
07/01/16	5.500%	10,000,000	10,101,500
Project No. 3
Series 2001A (AGM)
07/01/17	5.500%	8,800,000	8,889,320
Refunding Revenue Bonds
Project No. 1
Seroes 2002A (NPFGC)
07/01/15	5.500%	5,000,000	5,239,900
Series 1992A
07/01/12	6.300%	9,000,000	9,538,650
Port of Seattle (a)
Refunding Revenue Bonds
Series 2010B AMT
12/01/15	5.000%	5,500,000	6,076,675
Revenue Bonds
Series 2007B (AGM/AMBAC) AMT
10/01/11	5.000%	5,580,000	5,643,221
Washington State Housing Finance Commission Revenue Bonds Series 2010A (GNMA/FNMA/FHLMC)
10/01/28	4.700%	1,460,000	1,559,251
Total			58,993,442

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

WEST VIRGINIA 0.2%
West Virginia Economic Development Authority Revenue Bonds Appalachian Power Co.-Amos Project Series 2011A AMT (a)
08/01/12	2.000%	$4,000,000	$4,046,360

WISCONSIN 1.5%
Badger Tobacco Asset Securitization Corp.
Asset-Backed Prerefunded 06/01/12 Revenue Bonds
Series 2002
06/01/17	6.000%	20,000,000	21,045,200
Prerefunded 06/01/12 Asset-Backed Revenue Bonds
Series 2002
06/01/27	6.125%	7,000,000	7,300,790
Total			28,345,990
Total Municipal Bonds (Cost: $1,703,213,766)			$1,730,790,248

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes 3.4%

INDIANA 0.6%
Indiana Development Finance Authority Revenue Bonds PSI Energy, Inc. Projects VRDN Series 2003A AMT (a)(b)
12/01/38	0.450%	12,000,000	12,000,000

IOWA 0.5%
Iowa Finance Authority Revenue Bonds Multi-family Housing Village Court Associates Series 1985B (b)
11/01/35	0.230%	10,000,000	10,000,000
MASSACHUSETTS 0.3%
Massachusetts Health & Educational Facilities Authority Revenue Bonds Lowell General Hospital VRDN Series 2010D (JP Morgan Chase Bank) (b)(e)
07/01/44	0.060%	6,000,000	6,000,000
NEW YORK 0.4%
Clinton County Industrial Development Agency Revenue Bonds Champlain Valley Hospital Project VRDN Series 2006A (Keybank) (b)(e)
07/01/17	0.240%	7,520,000	7,520,000

Issue Description	Effective Yield	Amount Payable at Maturity	Value

Floating Rate Notes (continued)

OHIO 1.0%

Ohio Higher Educational Facility Commission Revenue Bonds Pooled Program VRDN Series 2006 (Fifth Third Bank) (b)(e)
09/01/36	0.750%	$17,885,000	$17,885,000

WISCONSIN 0.6%

Wisconsin Health & Educational Facilities Authority (b)(e)
Revenue Bonds
16th Street Community Health Center
Series 2006 (JP Morgan Chase Bank)
01/01/36	0.100%	5,565,000	5,565,000
Indian Community School of Milwaukee
Series 2006 (JP Morgan Chase Bank)
01/01/36	0.100%	6,000,000	6,000,000
Total			11,565,000
Total Floating Rate Notes (Cost: $64,970,000)			$64,970,000

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term 3.2%

CALIFORNIA 0.8%
Gilroy Unified School District Unlimited General Obligation Bonds BAN Series 2010
04/01/13	1.680%	5,125,000	5,417,535
Golden Empire Schools Financing Authority Refunding Revenue Bonds Kern High School District Projects Series 2010
05/01/12	0.690%	10,000,000	10,275,400
Total			15,692,935

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Short Term (continued)

MASSACHUSETTS 0.5%
Town of Winchester BAN Series 2011
07/06/12	2.000%	10,000,000	$10,174,000

NEW YORK 0.9%
New York State Thruway Authority Revenue Notes BAN Series 2009
07/15/11	0.120%	17,000,000	17,025,500

TEXAS 1.0%
State of Texas Revenue Notes TRAN Series 2010
08/31/11	0.410%	20,000,000	20,053,800
Total Municipal Short Term (Cost: $62,706,388)			$62,946,235

		Shares	Value

Money Market Fund 4.2%

JPMorgan Tax-Free Money Market Fund, 0.020% (f)		81,440,547	81,440,547
Total Money Market Fund (Cost: $81,440,547)			$81,440,547
Total Investments (Cost: $1,912,330,701) (g)			$1,940,147,030(h)
Other Assets & Liabilities, Net			(171,675)
Total Net Assets			$1,939,975,355

Notes to Portfolio of Investments

(a)	At June 30, 2011, the value of securities subject to alternative minimum tax represented 10.24% of net assets.
(b)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.
(c)	Zero coupon bond.
(d)	Represents a security purchased on a when-issued or delayed delivery basis.
(e)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(g)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $1,912,331 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$29,247,000
	Unrealized Depreciation	(1,431,000)
	Net Unrealized Appreciation	$27,816,000

(h)

Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
BAN	Bond Anticipation Note
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
TCRS	Transferable Custodial Receipts
TRAN	Tax & Revenue Anticipation Note
VRDN	Variable Rate Demand Note

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•      Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•      Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•      Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Municipal Bonds	$-	$1,730,790,248	$-	$1,730,790,248
Total Bonds	-	1,730,790,248	-	1,730,790,248

Short-Term Securities
Floating Rate Notes	-	64,970,000	-	64,970,000
Total Short-Term Securities	-	64,970,000	-	64,970,000

Other
Municipal Notes	-	62,946,235	-	62,946,235
Unaffiliated Money Market Fund(c)	81,440,547	-	-	81,440,547
Total Other	81,440,547	62,946,235	-	144,386,782
Total	$81,440,547	$1,858,706,483	$-	$1,940,147,030

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

Portfolio of Investments

Columbia South Carolina Intermediate Municipal Bond Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.5%
ADVANCED REFUNDED 2.8%
Lexington County Health Services District, Inc. Prerefunded 11/01/13 Revenue Bonds Series 2003
11/01/23	5.500%	$2,000,000	$2,232,740
Town of Lexington Prerefunded 10/01/14 Revenue Bonds Series 1997
04/01/19	5.450%	2,000,000	2,229,340
Total			4,462,080
AIRPORT 1.7%
County of Horry
Revenue Bonds
Series 2010A
07/01/18	5.000%	1,315,000	1,439,557
07/01/20	5.000%	1,150,000	1,233,973
Total			2,673,530
COLLEGE 3.2%
Florence-Darlington Commission for Technical Education
Revenue Bonds
Series 2005A (NPFGC)
03/01/18	5.000%	1,725,000	1,883,735
03/01/20	5.000%	1,905,000	2,040,998
University of South Carolina Revenue Bonds Series 2008A (AGM)
06/01/21	5.000%	1,060,000	1,181,253
Total			5,105,986
ELECTRIC 13.4%
City of Easley Refunding Revenue Bonds Series 2011 (AGM)
12/01/28	5.000%	1,000,000	1,033,120
City of Greenville Improvement Refunding Bonds Series 2011 (AGM)
04/01/21	5.000%	1,290,000	1,437,692
City of Rock Hill Improvement & Refunding Revenue Bonds Series 2003A (AGM)
01/01/19	5.375%	1,500,000	1,582,365
County of Oconee Refunding Revenue Bonds Duke Power Co. Project Series 2009
02/01/17	3.600%	2,000,000	2,098,660
Piedmont Municipal Power Agency
Refunding Revenue Bonds
Series 2008A-3 (AGM)
01/01/17	5.000%	2,000,000	2,261,060
01/01/18	5.000%	3,050,000	3,413,682

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
ELECTRIC (CONTINUED)
Puerto Rico Electric Power Authority (c) Revenue Bonds Series 2007TT
07/01/20	5.000%	$1,000,000	$1,035,620
South Carolina Jobs-Economic Development Authority Revenue Bonds Electric & Gas Co. Project Series 2002B (AMBAC) AMT (a)
11/01/12	4.200%	3,615,000	3,778,326
South Carolina State Public Service Authority
Refunding Revenue Bonds
Series 2009A
01/01/28	5.000%	2,000,000	2,112,600
Revenue Bonds
Series 2009B
01/01/24	5.000%	1,250,000	1,371,050
Town of Winnsboro Refunding Revenue Bonds Series 1999 (NPFGC)
08/15/13	5.250%	1,020,000	1,103,466
Total			21,227,641
HEALTH CARE - HOSPITAL 17.9%
County of Charleston
Revenue Bonds
Care Alliance Health Services
Series 1999A (AGM)
08/15/12	5.000%	1,000,000	1,004,220
08/15/15	5.125%	6,120,000	6,845,893
Greenville Hospital System Board Refunding Revenue Bonds Series 2008A
05/01/21	5.250%	2,750,000	2,986,225
Lexington County Health Services District, Inc.
Improvement Refunding Revenue Bonds
Series 1997 (AGM)
11/01/21	5.125%	3,000,000	3,003,120
Refunding Revenue Bonds
Series 2007
11/01/17	5.000%	1,230,000	1,376,210
11/01/18	5.000%	1,000,000	1,091,960
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Anmed Health Project
Series 2010
02/01/17	5.000%	1,000,000	1,117,400
Palmetto Health
Series 2005A (AGM)
08/01/21	5.250%	4,000,000	4,277,640
Revenue Bonds
Georgetown Memorial Hospital
Series 2001
02/01/21	5.250%	1,250,000	1,250,325
Kershaw County Medical Center Project
Series 2008
09/15/25	5.500%	1,925,000	1,843,573

1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
HEALTH CARE - HOSPITAL (CONTINUED)
Unrefunded Revenue Bonds
Bon Secours Health
Series 2002B
11/15/23	5.500%	$2,235,000	$2,248,298
Spartanburg County Regional Health Services District Revenue Bonds Series 2008A
04/15/19	5.000%	1,225,000	1,336,010
Total			28,380,874
HEALTH CARE - LIFE CARE CENTER 3.0%
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
1st Mortgage-Episcopal Church
Series 2007
04/01/15	5.000%	525,000	562,175
04/01/16	5.000%	600,000	643,818
1st Mortgage-Lutheran Homes
Series 2007
05/01/16	5.000%	1,245,000	1,176,338
05/01/21	5.375%	1,650,000	1,490,330
1st Mortgage-Wesley Commons
Series 2006
10/01/26	5.125%	1,000,000	808,870
Total			4,681,531
HOUSING - SINGLE FAMILY 0.7%
South Carolina State Housing Finance & Development Authority Revenue Bonds Series 2010-1 (GNMA/FNMA/FHLMC)
01/01/28	5.000%	960,000	1,040,208
INDUSTRIAL-POLLUTION - IDR 1.6%
County of Georgetown
Refunding Revenue Bonds
International Paper Co. Project
Series 1999A
02/01/12	5.125%	2,000,000	2,036,380
County of Georgetown (a)
Revenue Bonds
International Paper Co. Project
Series 1997A AMT
10/01/21	5.700%	500,000	500,000
Total			2,536,380
LEASE 19.3%
Berkeley County School District
Revenue Bonds
Securing Assets for Education
Series 2006
12/01/20	5.000%	1,000,000	1,058,800
12/01/21	5.000%	2,000,000	2,100,400
12/01/22	5.000%	3,545,000	3,685,595

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
LEASE (CONTINUED)
Charleston Educational Excellence Finance Corp. Revenue Bonds Charleston County School District Project Series 2006
12/01/19	5.000%	$2,000,000	$2,203,500
County of Charleston Refunding Certificate of Participation Charleston Public Facilities Corp. Series 2005 (NPFGC)
06/01/17	5.125%	1,470,000	1,635,448
Fort Mill School Facilities Corp. Revenue Bonds Series 2006
12/01/17	5.000%	2,900,000	3,180,894
Greenville County School District
Refunding Revenue Bonds
Building Equity Sooner Tomorrow
Series 2006
12/01/27	5.000%	1,300,000	1,326,520
Revenue Bonds
Building Equity Sooner Tomorrow
Series 2003
12/01/16	5.250%	2,625,000	2,832,795
Series 2006 (AGM)
12/01/15	5.000%	500,000	574,350
Hilton Head Island Public Facilities Corp. Certificate of Participation Beach Preservation Fee Pledge Series 2006 (NPFGC)
08/01/14	5.000%	1,600,000	1,794,256
Newberry Investing in Children’s Education Revenue Bonds Newberry County School District Project Series 2005
12/01/15	5.250%	1,265,000	1,406,870
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds School Project Series 2006
12/01/14	5.000%	1,325,000	1,459,792
Scago Educational Facilities Corp. for Pickens School District
Revenue Bonds
Pickens County Project
Series 2006 (AGM)
12/01/23	5.000%	5,000,000	5,240,550
12/01/24	5.000%	2,000,000	2,081,180
Total			30,580,950
MISCELLANEOUS REVENUE 4.2%
South Carolina Transportation Infrastructure Bank Refunding Revenue Bonds Series 2005A (AMBAC)
10/01/20	5.250%	4,880,000	5,558,857

2

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
MISCELLANEOUS REVENUE (CONTINUED)
Sumter Two School Facilities, Inc. Refunding Revenue Bonds Sumter County School District No. 2 Series 2007
12/01/17	5.000%	$1,000,000	$1,134,270
Total			6,693,127
PORT DISTRICT 1.0%
South Carolina State Ports Authority
Revenue Bonds
Series 2010
07/01/16	5.000%	500,000	561,065
07/01/23	5.250%	1,000,000	1,076,490
Total			1,637,555
RESOURCE RECOVERY 1.1%
Three Rivers Solid Waste Authority (b)
Revenue Bonds
Capital Appreciation-Landfill Gas Project
Series 2007
10/01/24	0.000%	1,835,000	942,878
10/01/25	0.000%	1,835,000	875,497
Total			1,818,375
SALES OR USE TAX 3.9%
Puerto Rico Highway & Transportation Authority (c)
Refunding Revenue Bonds
Series 2005BB (AMBAC)
07/01/17	5.250%	1,080,000	1,173,614
Revenue Bonds
Series 2003AA (NPFGC)
07/01/18	5.500%	1,100,000	1,197,812
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (c)
07/01/20	5.500%	1,200,000	1,269,360
Town of Hilton Head Island Revenue Bonds Series 2002 (NPFGC)
12/01/16	5.250%	1,440,000	1,526,875
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A (a)
10/01/25	5.000%	1,060,000	1,043,475
Total			6,211,136
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS 6.5%
Anderson County School District No. 4 Unlimited General Obligation Bonds Series 2006 (AGM)
03/01/19	5.250%	1,115,000	1,252,390
County of Charleston
Unlimited General Obligation Bonds
Improvement

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
SPECIAL PURPOSE CERTIFICATES - GENERAL OBLIGATIONS (CONTINUED)
Series 2009A
08/01/23	5.000%	$2,000,000	$2,276,180
08/01/24	5.000%	2,000,000	2,251,160
Spartanburg County School District No. 7
Unlimited General Obligation Bonds
Series 2001
03/01/18	5.000%	2,000,000	2,310,620
03/01/21	5.000%	1,940,000	2,158,464
Total			10,248,814
STATE 1.3%
State of South Carolina Unlimited General Obligation Bonds State Economic Development Series 2010B
04/01/23	5.000%	1,775,000	2,040,220
STUDENT LOAN 1.1%
South Carolina State Education Assistance Authority Revenue Bonds Student Loan Series 2009I
10/01/24	5.000%	1,720,000	1,762,518
WATER & SEWER 13.8%
Anderson Regional Joint Water System
Refunding Revenue Bonds
Series 2011A
07/15/13	4.000%	685,000	728,004
07/15/14	4.000%	1,000,000	1,082,130
Beaufort-Jasper Water & Sewer Authority
Improvement Refunding Revenue Bonds
Series 2006 (AGM)
03/01/23	5.000%	1,500,000	1,635,135
03/01/25	4.750%	3,000,000	3,142,590
City of Charleston Refunding Revenue Bonds Series 2009A
01/01/21	5.000%	2,500,000	2,871,700
City of Columbia
Revenue Bonds
Series 2005 (AGM)
02/01/23	5.000%	2,000,000	2,149,320
02/01/27	5.000%	1,500,000	1,588,500
County of Berkeley
Refunding Revenue Bonds
Series 2008A (AGM)
06/01/21	5.000%	1,000,000	1,131,650
Unrefunded Revenue Bonds
Series 2003 (NPFGC)
06/01/19	5.250%	155,000	164,979

3

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
North Charleston Sewer District Refunding Revenue Bonds Series 2002 (AGM)
07/01/17	5.500%	$3,040,000	$3,209,085
Renewable Water Resources
Refunding Revenue Bonds
Series 2005B (AGM)
03/01/19	5.250%	1,000,000	1,182,310
Series 2010A
01/01/20	5.000%	1,500,000	1,723,680

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)
WATER & SEWER (CONTINUED)
Town of Mount Pleasant Improvement & Refunding Revenue Bonds Series 2002 (NPFGC/FGIC)
12/01/18	5.250%	$1,270,000	$1,337,069
Total			21,946,152
Total Municipal Bonds (Cost: $146,535,144)			$153,047,077
Total Investments
(Cost: $146,535,144) (d)			$153,047,077(e)
Other Assets & Liabilities, Net			5,595,336

Total Net Assets			$158,642,413

Notes to Portfolio of Investments
(a)	At June 30, 2011, the value of securities subject to alternative minimum tax represented 2.70% of net assets.
(b)	Zero coupon bond.
(c)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 3.61% of net assets at June 30, 2011.

(d)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $146,535,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$6,852,000
Unrealized Depreciation	(340,000)
Net Unrealized Appreciation	$6,512,000

(e)	Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

4

Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
NPFGC	National Public Finance Guarantee Corporation

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

5

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
Description(a)	Level 1 quoted prices in active markets for identical assets	Level 2 other significant observable inputs(b)	Level 3 significant unobservable inputs	Total
Bonds
Municipal Bonds	$-	$153,047,077	$-	$153,047,077
Total Bonds	$-	$153,047,077	$-	153,047,077

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

6

Portfolio of Investments

Columbia Virginia Intermediate Municipal Bond Fund

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 96.4%

ADVANCED REFUNDED 5.3%

City of Hampton Prerefunded 04/01/15 Unlimited General Obligation Public Improvement Bonds Series 2005A (NPFGC/FGIC)
04/01/18	5.000%	$1,500,000	$1,727,625
County of Arlington Prerefunded 08/01/16 Unlimited General Obligation Public Improvement Bonds Series 2006
08/01/17	5.000%	1,600,000	1,910,448
County of Henrico Prerefunded 12/01/18 Unlimited General Obligation Public Improvement Bonds Series 2008A
12/01/21	5.000%	1,000,000	1,204,510
Tobacco Settlement Financing Corp. Asset-Backed Revenue Bonds Series 2005
06/01/19	5.250%	635,000	663,416
Tobacco Settlement Financing Corp. Prerefunded 06/01/15 Asset-Backed Revenue Bonds Series 2005
06/01/26	5.500%	4,250,000	4,706,408
Virginia Beach Development Authority Prerefunded 05/01/15 Revenue Bonds Series 2005A
05/01/21	5.000%	4,000,000	4,612,080
Virginia Biotech Research Park Authority Prerefunded 09/01/11 Revenue Bonds Consolidated Laboratories Project Series 2001
09/01/16	5.125%	1,100,000	1,109,251
Virginia Resources Authority
Prerefunded 11/01/13 Revenue Bonds
Subordinated Series 2003
11/01/18	5.000%	20,000	22,119
11/01/19	5.000%	25,000	27,648
Wisconsin Health & Educational Facilities Authority Prerefunded 07/01/11Revenue Bonds Agesian Healthcare, Inc. Series 2001
07/01/21	6.000%	1,000,000	1,000,160
Total			16,983,665

AIRPORT 3.7%

Metropolitan Washington Airports Authority
Refunding Revenue Bonds
Series 2010F-1
10/01/21	5.000%	1,000,000	1,131,650
Revenue Bonds
Series 2009B
10/01/21	5.000%	3,000,000	3,323,820
Series 2009C
10/01/23	5.000%	3,000,000	3,218,310
Series 2010A
10/01/23	5.000%	2,475,000	2,696,661
10/01/27	5.000%	1,515,000	1,593,977
Total			11,964,418

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CITY 16.0%

City of Hampton
Limited General Obligation Refunding & Public Improvement Bonds
Series 2010A
01/15/19	4.000%	$2,000,000	$2,230,200
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2004
02/01/15	5.000%	1,275,000	1,403,150
City of Lynchburg
Unlimited General Obligation Public Improvement Bonds
Series 2009A
08/01/20	5.000%	525,000	611,683
08/01/21	5.000%	530,000	610,857
City of Manassas Park Unlimited General Obligation Refunding Bonds Series 2008 (AGM)
01/01/22	5.000%	1,205,000	1,336,658
City of Newport News
Unlimited General Obligation Refunding Bonds
Improvement-Water
Series 2007B
07/01/20	5.250%	2,000,000	2,421,200
Series 2006B
02/01/18	5.250%	3,030,000	3,625,274
City of Norfolk Unlimited General Obligation Refunding Bonds Capital Improvement Series 2005 (NPFGC)
03/01/15	5.000%	5,070,000	5,792,881
City of Portsmouth
Unlimited General Obligation Refunding Bonds
Series 2003 (AGM)
07/01/17	5.000%	4,385,000	4,866,911
07/01/19	5.000%	2,060,000	2,275,476
Series 2006A (NPFGC)
07/01/16	5.000%	1,000,000	1,174,410
City of Richmond
Unlimited General Obligation Public Improvement Bonds
Series 2010D
07/15/22	5.000%	575,000	666,114
07/15/24	5.000%	1,000,000	1,129,360
Unlimited General Obligation Refunding Public Improvement Bonds
Series 2005A (AGM)
07/15/15	5.000%	5,340,000	6,171,385
City of Virginia Beach
Unlimited General Obligation Refunding & Public Improvement Bonds
Series 2004B
05/01/13	5.000%	1,305,000	1,414,881
05/01/17	5.000%	1,000,000	1,171,710
County of Arlington
Unlimited General Obligation Refunding Bonds
Public Improvement
Series 2006
08/01/17	5.000%	2,400,000	2,784,816
Series 1993
06/01/12	6.000%	3,285,000	3,458,415
County of Loudoun
Unlimited General Obligation Refunding Bonds

1

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

CITY (CONTINUED)

Series 1998B
12/01/15	5.250%	$1,000,000	$1,178,110
Series 2005A
07/01/14	5.000%	4,000,000	4,506,360
County of Pittsylvania Unlimited General Obligation Bonds Series 2008B
02/01/23	5.500%	1,030,000	1,164,199
Town of Leesburg Unlimited General Oblgiation Refunding Bonds Series 2006B
09/15/17	5.000%	1,145,000	1,351,833
Total			51,345,883

COLLEGE 5.4%

Amherst Industrial Development Authority Refunding Revenue Bonds Educational Facilities Sweet Briar Institute Series 2006
09/01/26	5.000%	1,000,000	977,070
Lexington Industrial Development Authority Revenue Bonds VMI Development Board, Inc. Project Series 2006A (a)
12/01/20	5.000%	1,400,000	1,653,694
Virginia College Building Authority
Refunding Revenue Bonds
University of Richmond Project
Series 2011A
03/01/22	5.000%	1,245,000	1,461,618
Series 2011B
03/01/21	5.000%	2,250,000	2,648,947
Revenue Bonds
Liberty University Projects
Series 2010
03/01/19	5.000%	1,000,000	1,156,010
03/01/23	5.000%	2,000,000	2,232,400
Roanoke College
Series 2007
04/01/23	5.000%	1,000,000	1,040,440
Washington & Lee University Project
Series 1998 (NPFGC)
01/01/26	5.250%	3,115,000	3,586,580
Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2009C
08/01/25	4.000%	2,560,000	2,614,630
Total			17,371,389

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

COUNTY 0.7%

County of Fairfax Unlimited General Obligation Refunding Bonds Public Improvement Series 2011A
04/01/24	4.000%	$2,000,000	$2,105,620
Total			2,105,620

ELECTRIC 2.5%

Chesterfield County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A
05/01/23	5.000%	2,000,000	2,161,240
Louisa Industrial Development Authority Revenue Bonds Virginia Electric & Power Co. Project Series 2008A (a)
11/01/35	5.375%	1,000,000	1,082,390
Peninsula Ports Authority Refunding Revenue Bonds Dominion Term Association Project Series 2003 (a)
10/01/33	5.000%	1,000,000	1,008,120
Puerto Rico Electric Power Authority (b)
Refunding Revenue Bonds
Series 2002JJ (XLCA)
07/01/16	5.375%	1,100,000	1,222,144
Series 2007VV (NPFGC/FGIC)
07/01/24	5.250%	1,000,000	1,038,240
York County Economic Development Authority Refunding Revenue Bonds Virginia Electric & Power Series 2009A (a)
05/01/33	4.050%	1,300,000	1,376,674
Total			7,888,808

HEALTH CARE - HOSPITAL 9.6%

Chesapeake Hospital Authority Refunding Revenue Bonds Chesapeake General Hospital Series 2004A
07/01/18	5.250%	1,500,000	1,606,140
Fairfax County Economic Development Authority
Refunding Revenue Bonds
Retirement-Greenspring
Series 2006A
10/01/26	4.750%	2,000,000	1,875,800
Revenue Bonds
Goodwin House, Inc.
Series 2007
10/01/22	5.000%	2,500,000	2,522,525
Fairfax County Industrial Development Authority
Refunding Revenue Bonds
Inova Health System Project
Series 1993

2

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HEALTH CARE - HOSPITAL (CONTINUED)

08/15/19	5.250%	$1,000,000	$1,128,610
Series 1993I (NPFGC)
08/15/19	5.250%	1,000,000	1,119,000
Revenue Bonds
Health Care-Inova Health
Series 2009C
05/15/25	5.000%	1,000,000	1,057,930
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
MediCorp Health Systems Obligation
Series 2007
06/15/18	5.250%	2,000,000	2,229,620
06/15/20	5.250%	6,495,000	7,197,564
Roanoke Economic Development Authority
Refunding Revenue Bonds
Carolina Clinic Obligation
Series 2010
07/01/25	5.000%	3,500,000	3,615,290
Revenue Bonds
Carilion Health System
Series 2002A (NPFGC)
07/01/12	5.250%	4,000,000	4,197,680
University Medical Center Corp. Revenue Bonds Series 2004
07/01/14	5.250%	1,000,000	1,060,900
Virginia Small Business Financing Authority
Refunding Revenue Bonds
Sentara Healthcare
Series 2010
11/01/16	4.000%	1,000,000	1,097,010
Revenue Bonds
Wellmont Health System Project
Series 2007A
09/01/22	5.125%	710,000	721,388
Winchester Industrial Development Authority Revenue Bonds Valley Health System Series 2007
01/01/26	5.000%	1,250,000	1,293,088
Total			30,722,545

HEALTH CARE - LIFE CARE CENTER 0.3%

Henrico County Economic Development Authority Refunding Revenue Bonds Westminster Canterbury Corp. Series 2006
10/01/21	5.000%	1,000,000	1,018,410
Total			1,018,410

HOUSING - MULTI-FAMILY 2.0%

Prince William County Industrial Development Authority Subordinated Revenue Bonds Melrose Apartment Series 1998C (c)
07/01/29	7.000%	870,000	752,202

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

HOUSING - MULTI-FAMILY (CONTINUED)

Suffolk Redevelopment & Housing Authority Refunding Revenue Bonds Windsor LP Project Series 2001 (a)
07/01/31	4.850%	$5,800,000	$5,800,638
Total			6,552,840

INDUSTRIAL-POLLUTION - IDR 0.5%

Newport News Economic Development Authority Revenue Bonds Series 2005A
01/15/23	5.250%	1,510,000	1,636,402
Total			1,636,402

LEASE 15.7%

Appomattox County Economic Development Authority Refunding Revenue Bonds Series 2010
05/01/22	5.000%	1,490,000	1,657,819
Arlington County Industrial Development Authority
Revenue Bonds
Virginia Capital Project
Series 2004
08/01/17	5.000%	1,205,000	1,331,477
08/01/18	5.000%	1,205,000	1,328,790
Bedford County Economic Development Authority Revenue Bonds Public Facilities Project Series 2006 (NPFGC)
05/01/15	5.000%	1,230,000	1,377,169
County of Prince William
Certificate of Participation
Prince William County Facilities
Series 2006A (AMBAC)
09/01/17	5.000%	800,000	907,608
09/01/21	5.000%	1,625,000	1,752,026
Fairfax County Economic Development Authority
Revenue Bonds
Fairfax Public Improvement Projects
Series 2005
01/15/24	5.000%	2,315,000	2,435,056
Government Center Properties
Series 2003F (AMBAC)
05/15/15	5.000%	5,000,000	5,692,950
School Board Center Administration Building Project I
Series 2005A
04/01/19	5.000%	1,380,000	1,512,149
Six Public Facilities Projects
Series 2010
04/01/24	4.000%	1,340,000	1,386,016
Hampton Roads Regional Jail Authority
Refunding Revenue Bonds
Series 2004 (NPFGC)
07/01/14	5.000%	1,750,000	1,906,275
07/01/15	5.000%	1,685,000	1,819,834
07/01/16	5.000%	1,930,000	2,066,721

3

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

LEASE (CONTINUED)

Henrico County Economic Development Authority Refunding Revenue Bonds Series 2009B
08/01/21	4.500%	$1,770,000	$1,981,692
James City County Economic Development Authority Revenue Bonds Public Facilities Projects Series 2006 (AGM)
06/15/23	5.000%	2,000,000	2,148,140
Montgomery County Industrial Development Authority Revenue Bonds Public Projects Series 2008
02/01/29	5.000%	1,000,000	1,035,680
New Kent County Economic Development Authority
Revenue Bonds
School & Governmental Projects
Series 2006 (AGM)
02/01/15	5.000%	1,000,000	1,127,190
02/01/21	5.000%	2,075,000	2,260,401
Prince William County Industrial Development Authority Refunding Revenue Bonds ATCC Project Series 2005
02/01/17	5.250%	1,115,000	1,308,954
Virginia College Building Authority
Revenue Bonds
Public Higher Education Financing Program
Series 2006A
09/01/13	5.000%	2,000,000	2,193,620
09/01/14	5.000%	2,925,000	3,308,672
Virginia Public Building Authority
Revenue Bonds
Public Facility
Series 2006B
08/01/26	4.500%	2,000,000	2,060,400
Series 2005C
08/01/14	5.000%	2,000,000	2,256,520
Series 2006A
08/01/15	5.000%	4,775,000	5,514,552
Total			50,369,711

MISCELLANEOUS REVENUE 17.0%

City of Norfolk Refunding Revenue Bonds Series 2005A (NPFGC)
02/01/21	5.000%	5,170,000	5,275,261
Fairfax County Economic Development Authority Special Tax Bonds Route 28 Project Series 2004 (NPFGC)
04/01/24	5.000%	2,865,000	3,045,610

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

MISCELLANEOUS REVENUE (CONTINUED)

Virginia Public School Authority Refunding Revenue Bonds School Financing Series 2004C
08/01/16	5.000%	$7,425,000	$8,718,806
Virginia Resources Authority
Refunding Revenue Bonds
Subordinated State Revolving Fund
Series 2005
10/01/19	5.500%	5,180,000	6,356,844
10/01/20	5.500%	3,500,000	4,315,220
10/01/21	5.500%	6,475,000	8,012,359
Revenue Bonds
Pooled Financing
Series 2009B
11/01/18	4.000%	4,000,000	4,482,640
Pooled Financing Program
Series 2005B
11/01/18	5.000%	1,030,000	1,164,384
Pooled Loan Bond Program
Series 2002B
11/01/13	5.000%	1,175,000	1,295,496
Pooled Moral Oblgiation
Series 2009B
11/01/18	4.000%	1,000,000	1,118,500
Revolving Fund
Series 2001A
08/01/18	5.250%	1,205,000	1,209,603
State Revolving Fund
Series 2009
10/01/17	5.000%	1,380,000	1,639,109
Subordinated State Revolving Fund
Series 2008
10/01/29	5.000%	5,000,000	5,373,650
Unrefunded Revenue Bonds
Subordinated Series 2003
11/01/18	5.000%	1,055,000	1,142,122
11/01/19	5.000%	1,100,000	1,190,838
Total			54,340,442

PORT DISTRICT 0.9%

Virginia Port Authority (d)
Revenue Bonds
Series 2003 (NPFGC) AMT
07/01/14	5.125%	1,360,000	1,458,328
07/01/15	5.125%	1,430,000	1,525,195
Total			2,983,523

SALES OR USE TAX 8.1%

Greater Richmond Convention Center Authority
Refunding Revenue Bonds
Series 2005 (NPFGC)
06/15/15	5.000%	2,480,000	2,739,458

4

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

SALES OR USE TAX (CONTINUED)

06/15/18	5.000%	$3,800,000	$4,050,458
06/15/25	5.000%	3,000,000	3,058,140
Marquis Community Development Authority Revenue Bonds Series 2007
09/01/18	5.625%	3,000,000	2,399,580
Peninsula Town Center Community Development Authority Revenue Bonds Series 2007
09/01/24	6.250%	1,989,000	1,938,360
Puerto Rico Infrastructure Financing Authority Refunding Revenue Bonds Series 2005C (FGIC) (b)
07/01/19	5.500%	2,500,000	2,666,450
Reynolds Crossing Community Development Authority Special Assessment Bonds Reynolds Crossing Project Series 2007
03/01/21	5.100%	2,135,000	2,029,040
Virgin Islands Public Finance Authority Revenue Bonds Senior Lien-Matching Fund Loan Note Series 2010A
10/01/25	5.000%	2,450,000	2,411,804
Watkins Centre Community Development Authority Revenue Bonds Series 2007
03/01/20	5.400%	2,188,000	2,117,262
White Oak Village Shops Community Development Authority Special Assessment Bonds Series 2007
03/01/17	5.300%	2,374,000	2,417,990
Total			25,828,542

STATE 1.1%

Puerto Rico Public Buildings Authority Revenue Bonds Government Facilities Series 2007N (b)
07/01/24	5.500%	3,425,000	3,454,558
Total			3,454,558

TOLL ROAD 2.5%

Chesapeake Bay Bridge & Tunnel District Refunding Revenue Bonds General Resolution Series 1998 (NPFGC)
07/01/25	5.500%	4,000,000	4,187,320

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds (continued)

TOLL ROAD (CONTINUED)

Metropolitan Washington Airports Authority Revenue Bonds Capital Appreciation-2nd Senior Lien Series 2009B (AGM) (e)
10/01/23	0.000%	$5,000,000	$2,573,400
Richmond Metropolitan Authority Refunding Revenue Bonds Series 1998 (NPFGC/FGIC)
07/15/17	5.250%	1,000,000	1,116,280
Total			7,877,000

WATER & SEWER 5.1%

City of Newport News Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,035,000	1,164,458
City of Richmond Revenue Bonds Series 2007 (AGM)
01/15/21	4.500%	1,000,000	1,082,790
County of Spotsylvania Revenue Bonds Series 2007 (AGM)
06/01/19	5.000%	1,030,000	1,175,168
Fairfax County Water Authority Refunding Revenue Bonds Subordinated Series 2005B
04/01/19	5.250%	1,835,000	2,210,514
Hampton Roads Sanitation District
Revenue Bonds
Hampton Roads
Series 2008
04/01/22	5.000%	1,000,000	1,120,280
04/01/24	5.000%	3,000,000	3,291,090
Upper Occoquan Sewage Authority
Refunding Revenue Bonds
Series 2003 (AGM)
07/01/13	5.000%	1,640,000	1,788,961
Series 2005 (AGM)
07/01/21	5.000%	2,640,000	2,921,266
Revenue Bonds
Series 1995A (NPFGC)
07/01/20	5.150%	1,295,000	1,518,142
Total			16,272,669

Total Municipal Bonds (Cost: $292,967,286)			$308,716,425

5

	Shares	Value

Money Market Fund 2.6%

JPMorgan Tax-Free Money Market Fund, 0.020% (f)	$8,215,522	$8,215,522

Total Money Market Fund (Cost: $8,215,522)		$8,215,522

Total Investments (Cost: $301,182,808) (g)	$316,931,947(h)
Other Assets & Liabilities, Net	3,139,510

Total Net Assets	$320,071,457

Notes to Portfolio of Investments

(a)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.
(b)

Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. These securities represented 2.62% of net assets at June 30, 2011.

(c)

Identifies issues considered to be illiquid as to their marketability. The aggregate value of such securities at June 30, 2011 was $752,202, representing 0.24% of net assets. Information concerning such security holdings at June 30, 2011 was as follows:

Security Description	Acquisition Dates	Cost
Prince William County Industrial Development
Authority Subordinated Revenue Bonds Melrose
Apartment Series 1998C 7.000% 07/01/29	04/02/08	$861,3000

(d)	At June 30, 2011, the value of securities subject to alternative minimum tax represented 0.93% of net assets.
(e)	Zero coupon bond.
(f)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(g)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $301,183,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$17,390,000
	Unrealized Depreciation	(1,641,000)
	Net Unrealized Appreciation	$15,749,000

(h)

Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which the Investment Manager believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, the Investment Manager may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Abbreviation Legend

6

AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Company
NPFGC	National Public Finance Guarantee Corporation
XLCA	XL Capital Assurance

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                           Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                           Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                           Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing

7

source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Municipal Bonds	$-	$308,716,425	$-	$308,716,425
Total Bonds	-	308,716,425	-	308,716,425

Other
Unaffiliated Money Market Fund(c)	8,215,522	-	-	8,215,522

Total Other	8,215,522	-	-	8,215,522
Total	$8,215,522	$308,716,425	$-	$316,931,947

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

8

Portfolio of Investments

Corporate Bond Portfolio

June 30, 2011 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes 86.2%
Aerospace & Defense 0.7%
L-3 Communications Corp.
02/15/21	4.950%	$105,000	$104,772
Raytheon Co. Senior Unsecured
11/01/28	7.000%	45,000	54,934
Total			159,706
Airlines 0.2%
Continental Airlines 1997-1 Class A Pass-Through Trust
04/01/15	7.461%	49,470	49,841
Banking 17.4%
Bank of New York Mellon Corp. (The) Senior Unsecured
05/15/19	5.450%	145,000	160,824
Barclays Bank PLC (a)
Senior Unsecured
09/22/16	5.000%	250,000	268,935
Barclays Bank PLC (a)(b)(c)
12/31/49	7.375%	230,000	233,795
Capital One Financial Corp. Senior Unsecured
05/23/14	7.375%	15,000	17,128
Capital One/IV (c)
02/17/37	6.745%	110,000	111,512
Capital One/V
08/15/39	10.250%	120,000	127,200
Chinatrust Commercial Bank (a)(b)(c)
03/29/49	5.625%	45,000	44,438
Comerica Bank Subordinated Notes
08/22/17	5.200%	115,000	122,834
Discover Bank Subordinated Notes
11/18/19	8.700%	205,000	247,304
Fifth Third Bancorp Senior Unsecured
01/25/16	3.625%	115,000	115,999
ING Bank NV Senior Unsecured (a)(b)
03/15/16	4.000%	200,000	202,408
JPMorgan Chase Capital XXIII (c)
05/15/47	1.261%	150,000	118,611
JPMorgan Chase & Co. Senior Unsecured
07/05/16	3.150%	350,000	352,141
JPMorgan Chase & Co. (c)
04/29/49	7.900%	50,000	53,705

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Banking (continued)
KeyCorp Senior Unsecured
03/24/21	5.100%	$347,000	$353,417
Lloyds TSB Bank PLC Bank Guaranteed (a)(b)
01/12/15	4.375%	196,000	198,921
M&I Marshall & Ilsley Bank Senior Unsecured
09/08/11	5.300%	67,000	67,418
Merrill Lynch & Co., Inc. Senior Unsecured
02/03/14	5.000%	100,000	107,661
Subordinated Notes
05/02/17	5.700%	40,000	41,664
National City Corp. Senior Unsecured
01/15/15	4.900%	15,000	16,394
Scotland International Finance No. 2 BV Bank Guaranteed (a)(b)
05/23/13	4.250%	127,000	127,148
State Street Corp.
03/15/18	4.956%	45,000	47,721
Senior Unsecured
03/07/16	2.875%	310,000	314,485
Wells Fargo & Co. Senior Unsecured
06/15/16	3.676%	450,000	462,303
Total			3,913,966
Brokerage 0.6%
Eaton Vance Corp. Senior Unsecured
10/02/17	6.500%	110,000	127,018
Chemicals 1.6%
Dow Chemical Co. (The)
Senior Unsecured
02/15/15	5.900%	145,000	162,881
05/15/19	8.550%	32,000	41,262
11/15/20	4.250%	90,000	87,836
05/15/39	9.400%	45,000	66,747
Total			358,726
Diversified Manufacturing 1.3%
Ingersoll-Rand Global Holding Co., Ltd. (a)
04/15/14	9.500%	140,000	168,105
Tyco International Ltd./Finance SA (a)
01/15/21	6.875%	95,000	111,692
Total			279,797

1

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Electric 9.9%
American Electric Power Co., Inc. Senior Unsecured
06/01/15	5.250%	$120,000	$131,881
Commonwealth Edison Co. 1st Mortgage
08/15/16	5.950%	75,000	85,721
08/01/20	4.000%	105,000	103,989
Senior Unsecured
07/15/18	6.950%	90,000	102,816
Detroit Edison Co. (The) 1st Mortgage
10/01/20	3.450%	210,000	204,183
Duke Energy Carolinas LLC 1st Mortgage
10/01/15	5.300%	165,000	186,167
Exelon Generation Co. LLC Senior Unsecured
10/01/17	6.200%	205,000	231,262
Georgia Power Co. Senior Unsecured
09/01/40	4.750%	210,000	192,384
Midamerican Energy Holdings Co. Senior Unsecured
02/15/14	5.000%	197,000	213,566
04/01/36	6.125%	70,000	75,382
Nevada Power Co.
09/15/40	5.375%	225,000	221,249
Niagara Mohawk Power Corp. Senior Unsecured (b)
08/15/19	4.881%	75,000	79,492
Oncor Electric Delivery Co. LLC Senior Secured
09/01/13	5.950%	150,000	163,600
Southern California Edison Co. 1st Mortgage
09/01/40	4.500%	100,000	90,672
Southern Co. Senior Unsecured
05/15/14	4.150%	60,000	64,274
Xcel Energy, Inc. Senior Unsecured
05/15/20	4.700%	65,000	67,585
Total			2,214,223
Entertainment 0.8%
Time Warner, Inc.
11/15/36	6.500%	170,000	181,240

Food and Beverage 4.2%
Anheuser-Busch InBev Worldwide, Inc. (a)
01/15/19	7.750%	240,000	301,930

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Food and Beverage (continued)
ConAgra Foods, Inc. Senior Unsecured
10/01/28	7.000%	$70,000	$73,446
General Mills, Inc. Senior Unsecured
03/17/15	5.200%	85,000	94,660
Kraft Foods, Inc. Senior Unsecured
02/09/16	4.125%	360,000	384,947
PepsiCo, Inc. Senior Unsecured
01/15/20	4.500%	80,000	84,814
Total			939,797
Gas Distributors 1.4%
Atmos Energy Corp. Senior Unsecured
06/15/17	6.350%	100,000	115,648
03/15/19	8.500%	105,000	133,944
Sempra Energy Senior Unsecured
06/01/16	6.500%	60,000	69,486
Total			319,078
Gas Pipelines 3.8%
Kinder Morgan Energy Partners LP Senior Unsecured
02/15/15	5.625%	300,000	334,728
Plains All American Pipeline LP/Finance Corp.
05/01/18	6.500%	55,000	62,297
05/01/19	8.750%	110,000	138,382
01/15/20	5.750%	10,000	10,841
Southern Natural Gas Co. Senior Unsecured
03/01/32	8.000%	105,000	131,568
TransCanada PipeLines Ltd. (a)(c)
05/15/67	6.350%	180,000	180,948
Total			858,764
Healthcare Insurance 0.5%
UnitedHealth Group, Inc. Senior Unsecured
02/15/18	6.000%	90,000	102,049

Home Construction 0.1%
D.R. Horton, Inc.
09/15/14	5.625%	10,000	10,375

2

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Independent Energy 1.9%
Canadian Natural Resources Ltd. Senior Unsecured (a)
03/15/38	6.250%	$200,000	$217,615
Devon Energy Corp. Senior Unsecured
01/15/19	6.300%	70,000	82,321
Nexen, Inc. (a) Senior Unsecured
03/10/35	5.875%	75,000	71,018
07/30/39	7.500%	45,000	50,335
Total			421,289
Integrated Energy 1.8%
Hess Corp. Senior Unsecured
08/15/31	7.300%	65,000	77,706
02/15/41	5.600%	70,000	68,319
Marathon Oil Corp. Senior Unsecured
10/01/17	6.000%	54,000	62,033
Shell International Finance BV (a)
03/25/40	5.500%	195,000	203,986
Total			412,044
Life Insurance 3.3%
ING Groep NV (a)(c)
12/29/49	5.775%	105,000	96,600
Lincoln National Corp. Senior Unsecured
07/01/19	8.750%	155,000	195,594
MetLife Capital Trust X (b)
04/08/38	9.250%	95,000	115,900
MetLife, Inc.
08/01/69	10.750%	75,000	105,563
Prudential Financial, Inc. Senior Unsecured
07/15/13	4.500%	90,000	94,930
06/15/19	7.375%	50,000	59,295
Prudential Financial, Inc. (c)
06/15/38	8.875%	70,000	81,725
Total			749,607
Media Cable 1.4%
Comcast Cable Holdings LLC
06/15/22	9.875%	72,000	98,146
Comcast Corp.
08/15/37	6.950%	70,000	79,021
DIRECTV Holdings LLC/Financing Co., Inc.
02/15/16	3.125%	75,000	76,088
Time Warner Cable, Inc.
05/01/17	5.850%	60,000	67,473
Total			320,728

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Media Non-Cable 3.4%
NBCUniversal Media LLC Senior Unsecured (b)
04/01/16	2.875%	$430,000	$430,689
News America, Inc.
03/15/33	6.550%	35,000	37,407
12/15/35	6.400%	159,000	166,277
News America, Inc. (b)
02/15/41	6.150%	135,000	133,736
Total			768,109
Metals 2.6%
ArcelorMittal (a) Senior Unsecured
10/15/39	7.000%	140,000	141,553
03/01/41	6.750%	40,000	39,646
Nucor Corp. Senior Unsecured
06/01/18	5.850%	215,000	245,471
Vale Overseas Ltd. (a)
11/21/36	6.875%	150,000	162,868
Total			589,538
Non-Captive Consumer 0.4%
Discover Financial Services Senior Unsecured
07/15/19	10.250%	60,000	77,529

Non-Captive Diversified 0.7%
General Electric Capital Corp. Senior Unsecured
09/16/20	4.375%	155,000	153,224

Oil Field Services 0.1%
Weatherford International Ltd. (a)
09/15/20	5.125%	30,000	30,631

Other Industry 0.5%
President and Fellows of Harvard College Senior Notes
10/15/40	4.875%	85,000	83,206
President and Fellows of Harvard College (b)
01/15/39	6.500%	30,000	36,278
Total			119,484
Pharmaceuticals 2.3%
Johnson & Johnson
Senior Unsecured
05/15/21	3.550%	155,000	153,609
05/15/41	4.850%	130,000	125,831

3

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Pharmaceuticals (continued)
Wyeth
02/01/14	5.500%	$215,000	$238,379
Total			517,819
Property & Casualty 2.2%
CNA Financial Corp. Senior Unsecured
12/15/14	5.850%	61,000	66,082
11/15/19	7.350%	104,000	118,554
08/15/21	5.750%	25,000	25,815
Liberty Mutual Group, Inc. (b)(c)
06/15/58	10.750%	45,000	59,737
OneBeacon US Holdings, Inc.
05/15/13	5.875%	38,000	39,730
Transatlantic Holdings, Inc. Senior Unsecured
11/30/39	8.000%	175,000	191,529
Total			501,447
Railroads 2.6%
BNSF Funding Trust I (c)
12/15/55	6.613%	130,000	134,875
Burlington Northern Santa Fe LLC Senior Unsecured
08/15/30	7.950%	110,000	141,522
CSX Corp. Senior Unsecured
06/01/21	4.250%	125,000	124,413
Union Pacific Corp. Senior Unsecured
08/15/18	5.700%	150,000	170,790
Union Pacific Railroad Co. 2003 Pass-Through Trust
01/02/24	4.698%	9,279	9,791
Total			581,391
REITs 2.0%
Brandywine Operating Partnership LP
05/15/15	7.500%	105,000	120,429
Duke Realty LP Senior Unsecured
02/15/15	7.375%	125,000	142,476
08/15/19	8.250%	110,000	133,354
Highwoods Realty Ltd., LP Senior Unsecured
03/15/17	5.850%	55,000	60,017
Total			456,276
Restaurants 2.2%
McDonald’s Corp. Senior Unsecured
05/20/21	3.625%	440,000	437,672

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Restaurants (continued)
07/15/40	4.875%	$55,000	$53,387
Total			491,059
Retailers 1.2%
Best Buy Co., Inc. Senior Unsecured
03/15/21	5.500%	175,000	172,302
CVS Pass-Through Trust (b)
01/11/27	5.298%	96,573	94,838
Total			267,140
Supermarkets 2.1%
Kroger Co. (The)
10/01/15	3.900%	350,000	370,175
12/15/18	6.800%	85,000	101,040
Total			471,215
Supranational 1.3%
European Investment Bank Senior Unsecured (a)
04/08/14	3.000%	275,000	289,141
Technology 2.2%
Cisco Systems, Inc. Senior Unsecured
02/15/39	5.900%	110,000	116,220
Oracle Corp. Senior Notes (b)
07/15/40	5.375%	280,000	280,216
Xerox Corp Senior Unsecured
03/15/16	6.400%	80,000	91,564
Total			488,000
Transportation Services 1.5%
ERAC U.S.A. Finance LLC (b)
07/01/13	2.750%	170,000	173,798
10/01/20	5.250%	155,000	163,478
Total			337,276
Wireless 1.0%
Cellco Partnership/Verizon Wireless Capital LLC Senior Unsecured
02/01/14	5.550%	205,000	225,957
Rogers Communications, Inc. (a)
06/15/13	6.250%	6,000	6,581
Total			232,538
Wirelines 7.0%
AT&T, Inc. Senior Unsecured
06/15/16	5.625%	130,000	147,369

4

Issuer	Coupon Rate	Principal Amount	Value

Corporate Bonds & Notes (continued)
Wirelines (continued)
02/15/39	6.550%	$90,000	$98,715
BellSouth Corp. Senior Unsecured
09/15/14	5.200%	135,000	148,729
CenturyLink, Inc. Senior Unsecured
06/15/21	6.450%	175,000	173,000
Embarq Corp. Senior Unsecured
06/01/36	7.995%	115,000	117,830
Telefonica Emisiones SAU (a)
06/20/16	6.421%	170,000	189,812
07/03/17	6.221%	95,000	104,723
04/27/20	5.134%	190,000	188,341
Verizon Communications, Inc. Senior Unsecured
04/01/16	3.000%	370,000	377,923
04/01/21	4.600%	30,000	30,954
Total			1,577,396
Total Corporate Bonds & Notes (Cost: $18,384,477)			$19,367,461

U.S. Treasury Obligations 2.8%
U.S. Treasury
05/31/16	1.750%	205,000	205,320
05/31/18	2.375%	30,000	29,841
05/15/21	3.125%	171,300	170,818
02/15/41	4.750%	199,000	211,531

Total U.S. Treasury Obligations (Cost: $622,081)			$617,510

Foreign Government Obligations 2.7%
CANADA 1.0%
Province of Quebec (a)
11/14/16	5.125%	200,000	228,018

ITALY 0.5%
Republic of Italy Senior Unsecured (a)
06/12/17	5.375%	105,000	113,974

MEXICO 0.5%
Pemex Project Funding Master Trust (a)
03/01/18	5.750%	110,000	120,616

Issuer	Coupon Rate	Principal Amount	Value

Foreign Government Obligations (continued)
QATAR 0.7%
Nakilat, Inc. Senior Secured (a)(b)
12/31/33	6.067%	$145,000	$149,350

Total Foreign Government Obligations (Cost: $571,379)			$611,958

Issue Description	Coupon Rate	Principal Amount	Value

Municipal Bonds 3.2%
City of Chicago Revenue Bonds Build America Bonds Series 2010
11/01/40	6.742%	25,000	27,105
Commonwealth of Massachusetts Revenue Bonds
Build America Bonds-Recovery Series 2010Z
06/01/40	5.731%	115,000	123,535
06/01/30	5.631%	85,000	90,007
Kentucky Asset Liability Commission Revenue Bonds Taxable Series 2010
04/01/18	3.165%	165,000	165,457
Los Angeles Unified School District Unlimited General Obligation Bonds Build America Bonds Series 2009
07/01/34	5.750%	115,000	115,512
State of California Unlimited General Obligation Bonds
Taxable Series 2010
11/01/15	3.950%	170,000	174,051
Taxable Build America Bonds Series 2009
04/01/39	7.550%	25,000	28,742

Total Municipal Bonds (Cost: $700,670)			$724,409

Issuer	Shares	Value

Preferred Stocks 0.6%
FINANCIALS 0.6%
Commercial Banks 0.6%
Citigroup Capital XIII, 7.875% (c)	4,810	$133,622

5

Preferred Stocks (continued)
FINANCIALS (CONTINUED)
TOTAL FINANCIALS	133,622
Total Preferred Stocks (Cost: $130,014)	$133,622

	Shares	Value

Money Market Fund 3.8%
Columbia Short-Term Cash Fund, 0.166% (d)(e)	855,797	$855,797
Total Money Market Fund (Cost: $855,797)		$855,797
Total Investments
(Cost: $21,264,418) (f)		$22,310,757(g)
Other Assets & Liabilities, Net		168,254
Net Assets		$22,479,011

6

Credit Default Swap Contracts Outstanding at June 30, 2011

Buy Protection

Counterparty	Reference Entity	Expiration Date	Pay Fixed Rate	Notional Amount	Market Value	Unamortized Premium (Paid) Received	Periodic Payments Receivable (Payable)	Unrealized Appreciation	Unrealized Depreciation
Barclays Capital	Home Depot, Inc.	June 20, 2016	1.000%	$350,000	$ (6,717)	$6,227	$ (107)	$-	$(597)
Barclays Capital	Toll Brothers, Inc.	June 20, 2016	1.000	390,000	14,679	(15,557)	(119)	-	(997)
JPMorgan	D.R. Horton, Inc.	June 20, 2016	1.000	320,000	20,513	(16,826)	(98)	3,589	-
JPMorgan	D.R. Horton, Inc.	June 20, 2016	1.000	80,000	5,128	(4,203)	(20)	906	-
JPMorgan	Macy’s, Inc.	June 20, 2016	1.000	190,000	(61)	(3,866)	(58)	-	(3,985)
Morgan Stanley	Limited Brands, Inc.	June 20, 2016	1.000	190,000	9,371	(6,946)	(58)	2,367	-
Total								$ 6,862	$ (5,579)

At June 30, 2011, $99,000 was held in a margin deposit account as collateral to cover initial margin requirements on open interest rate futures contracts.

Futures Contracts Outstanding at June 30, 2011

	Number of
	Contracts	Notional	Expiration	Unrealized	Unrealized
Contract Description	Long (Short)	Market Value	Date	Appreciation	Depreciation
U.S. Treasury Note, 10-year	(2)	489,313	Sept. 2011	$3,244	$ –
U.S. Treasury Ultra Bond, 30-year	(2)	252,500	Sept. 2011	3,181	–
Total				$ 6,425	$ –

7

Notes to Portfolio of Investments

(a)	Represents a foreign security. At June 30, 2011, the value of foreign securities, excluding short-term securities, represented 18.88% of net assets.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the value of these securities amounted to $2,524,222 or 11.23% of net assets.

(c)	Variable rate security. The interest rate shown reflects the rate as of June 30, 2011.
(d)	The rate shown is the seven-day current annualized yield at June 30, 2011.
(e)	Investments in affiliates during the three months ended June 30, 2011:

Issuer	Beginning Cost	Purchase Cost	Sales Cost/ Proceeds from Sales	Realized Gain/Loss	Ending Cost	Dividends or Interest Income	Value
Columbia Short-Term Cash Fund	$-	$1,011,575	$(155,778)	$-	$855,797	$10	$855,797

(f)

At June 30, 2011, the cost of securities for federal income tax purposes was approximately $21,264,418 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

	Unrealized Appreciation	$1,140,000
	Unrealized Depreciation	(94,000)
	Net Unrealized Appreciation	$1,046,000

8

(g)

Securities are valued using policies described below:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities are valued at the last price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and asked prices on such exchanges or markets.

Short-term securities purchased within 60 days to maturity are valued at the amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Investments in other open-end investment companies, including money market funds, are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Swap transactions are valued through an independent pricing services or broker, or if neither is available, through an internal model based upon observable inputs.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosedby major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                                         Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the

9

measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                                         Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                                         Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2011:

	Fair value at June 30, 2011
	Level 1	Level 2	Level 3
Description(a)	quoted prices	other	significant	Total
	in active	significant	unobservable
	markets for	observable	inputs
	identical assets	inputs(b)

Bonds
Corporate Bonds & Notes	$-	$19,367,461	$-	$19,367,461
U.S. Treasury Obligations	617,510	-	-	617,510
Foreign Government Obligations	-	611,958	-	611,958
Municipal Bonds	-	724,409	-	724,409
Total Bonds	617,510	20,703,828	-	21,321,338
Equity Securities
Preferred Stocks
Financials	-	133,622	-	133,622
Total Equity Securities	-	133,622	-	133,622

10

Other
Affiliated Money Market Fund(c)	855,797	-	-	855,797
Total Other	855,797	-	-	855,797
Investments in Securities	1,473,307	20,837,450	-	22,310,757
Derivatives(d)
Assets
Futures Contracts	6,425	-	-	6,425
Swap Contracts	-	6,862	-	6,862
Liabilities
Swap Contracts	-	(5,579)	-	(5,579)
Total	$1,479,732	$20,838,733	$-	$22,318,465

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2011.

(d) Derivative instruments are valued at unrealized appreciation (depreciation).

The following table is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Corporate Debt
Securities
Balance as of March 31, 2011	$65,674
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)*	-
Sales	-
Purchases	-
Issuances	-
Settlements	-
Transfers into Level 3	-
Transfers out of Level 3	(65,674)
Balance as of June 30, 2011	$-

*Change in unrealized appreciation (depreciation) relating to securities held at June 30, 2011 was $0.

Transfers in and/or out of Level 3 are determined based on the fair value at the beginning of the period for security positions held throughout the period.

11

INVESTMENT PORTFOLIO
June 30, 2011 (Unaudited)	Mortgage- and Asset- Backed Portfolio

		Par ($)	Value ($)*
Mortgage-Backed Securities — 68.7%
Federal Home Loan Mortgage Corp.
	4.000% 12/01/40	1,830,586	1,831,711
	5.500% 05/01/38	41,726	45,137
	5.500% 01/01/40	3,879,900	4,200,734
	5.500% 05/01/40	2,582,004	2,795,514
	5.500% 06/01/40	1,264,625	1,367,420
	6.000% 04/01/40	2,002,562	2,202,011
	6.500% 11/01/32	5,819	6,594
Federal National Mortgage Association
	4.000% 11/01/40	1,905,611	1,911,278
	4.000% 12/01/40	1,175,922	1,178,217
	4.000% 01/01/41	1,987,475	1,990,280
	4.000% 02/01/41	497,389	498,090
	4.000% 03/01/41	995,809	997,215
	4.500% 04/01/39	217,942	226,896
	4.500% 04/01/40	257,545	267,723
	4.500% 05/01/40	2,785,579	2,906,730
	4.500% 06/01/40	1,569,660	1,631,204
	4.500% 07/01/40	1,374,465	1,428,356
	4.500% 08/01/40	1,980,068	2,051,516
	4.500% 09/01/40	2,355,955	2,440,966
	4.500% 03/01/41	1,488,052	1,546,397
	4.500% 04/01/41 (a)	2,664,623	2,769,932
	5.000% 06/01/40	3,862,688	4,111,972
	5.000% 07/01/40	5,204,747	5,549,278
	5.000% 08/01/40	2,485,526	2,645,933
	5.500% 08/01/37	113,333	123,342
	5.500% 06/01/38	2,371,624	2,575,890
	5.500% 07/01/39	2,811,280	3,053,741
	6.000% 09/01/36	900,351	994,759
	6.000% 11/01/38	682,030	751,663
	6.500% 10/01/37	183,144	207,508
	7.000% 02/01/32	6,718	7,764
Government National Mortgage Association
	4.500% 06/15/39	3,379,682	3,581,055
	4.500% 03/15/41	6,852,957	7,246,288
	7.000% 03/15/31	1,403	1,643
	Total Mortgage-Backed Securities (cost of $64,148,129)		65,144,757

1

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — 24.9%
Bear Stearns Commercial Mortgage Securities
	4.740% 03/13/40	95,848	100,126
	5.200% 01/12/41 (07/01/11) (b)(c)	70,000	75,245
	5.201% 12/11/38	474,847	511,101
	5.700% 06/11/50	870,000	945,640
	5.905% 06/11/40 (07/01/11) (b)(c)	1,000,000	1,084,449
Citigroup/Deutsche Bank Commercial Mortgage Trust
	5.322% 12/11/49	1,551,667	1,642,603
Commercial Mortgage Pass Through Certificates
	5.365% 07/10/37 (07/01/11) (b)(c)	235,000	254,840
Credit Suisse Mortgage Capital Certificates
	5.471% 02/15/39 (07/01/11) (b)(c)	46,183	48,819
	6.014% 06/15/38 (07/01/11) (b)(c)	690,000	758,250
GMAC Commercial Mortgage Securities, Inc.
	5.654% 05/10/40 (07/01/11) (b)(c)	80,000	85,972
Greenwich Capital Commercial Funding Corp.
	4.799% 08/10/42 (07/01/11) (b)(c)	140,000	149,566
	5.444% 03/10/39	620,000	665,072
GS Mortgage Securities Corp. II
	4.753% 03/10/44 (d)	265,000	272,276
	5.162% 12/10/43 (07/01/11) (b)(c)(d)	330,000	347,582
JPMorgan Chase Commercial Mortgage Securities Corp.
	4.070% 11/15/43 (d)	145,000	140,172
	4.388% 07/15/46 (d)	1,000,000	979,938
	4.717% 02/16/46 (d)	895,000	903,708
	4.985% 01/12/37	85,000	88,923
	4.999% 10/15/42 (07/01/11) (b)(c)	700,000	718,168
	5.255% 07/12/37	30,000	31,809
	5.371% 12/15/44 (07/01/11) (b)(c)	650,000	708,307
	5.440% 06/12/47	425,000	454,223
	5.552% 05/12/45	865,000	942,000
	5.741% 02/12/49 (07/01/11) (b)(c)	900,000	976,789
LB-UBS Commercial Mortgage Trust
	4.810% 01/15/36 (07/11/11) (b)(c)	554,190	581,460
	5.020% 08/15/29 (07/11/11) (b)(c)	170,000	181,645
	5.430% 02/15/40	1,365,000	1,454,798
	5.866% 09/15/45 (07/11/11) (b)(c)	1,350,000	1,464,896

2

		Par ($)	Value ($)
Commercial Mortgage-Backed Securities — (continued)
Morgan Stanley Capital I
	4.970% 12/15/41	280,000	298,065
	5.033% 09/15/47 (07/01/11) (b)(c)(d)	365,000	380,631
	5.332% 12/15/43	844,566	912,447
Wachovia Bank Commercial Mortgage Trust
	4.748% 02/15/41	245,401	259,210
	5.012% 12/15/35	515,000	550,517
	5.308% 11/15/48	115,000	124,197
	5.380% 10/15/44 (07/01/11) (b)(c)	895,000	975,919
	5.490% 12/15/44 (07/01/11) (b)(c)	30,000	30,951
	5.765% 07/15/45 (07/01/11) (b)(c)	1,250,000	1,369,688
Wells Fargo Commercial Mortgage Trust
	4.393% 11/15/43 (d)	825,000	821,778
WF-RBS Commercial Mortgage Trust
	4.375% 03/15/44 (d)	800,000	795,452
	4.869% 02/15/44 (07/01/11) (b)(c)(d)	540,000	553,535
	Total Commercial Mortgage-Backed Securities (cost of $23,140,819)		23,640,767
Asset-Backed Securities — 5.1%
BMW Vehicle Lease Trust
	0.820% 04/15/13	100,000	100,144
Chrysler Financial Auto Securitization Trust
	6.250% 05/08/14 (d)	100,000	102,652
Citibank Credit Card Issuance Trust
	6.300% 06/20/14	375,000	393,320
	6.950% 02/18/14	38,000	39,371
CitiFinancial Auto Issuance Trust
	2.590% 10/15/13 (d)	350,000	353,630
CNH Equipment Trust
	1.170% 05/15/15	165,000	165,481
Daimler Chrysler Auto Trust
	5.280% 03/08/13	99,292	100,830
Ford Credit Auto Lease Trust
	0.910% 07/15/13 (d)	645,000	645,510
	1.000% 07/15/14	572,000	571,981
Franklin Auto Trust
	5.360% 05/20/16	56,935	57,615
GE Capital Credit Card Master Note Trust
	3.690% 07/15/15	1,085,000	1,115,864

3

		Par ($)	Value ($)
Asset-Backed Securities — (continued)
Harley-Davidson Motorcycle Trust
	1.160% 02/15/15	100,000	100,231
Honda Auto Receivables Owner Trust
	0.700% 04/21/14	105,000	105,069
Nissan Auto Lease Trust
	1.120% 12/15/13	150,000	150,706
SACO I, Inc.
	0.586% 04/25/35 (07/25/11) (b)(c)	13,515	5,474
Structured Asset Securities Corp.
	4.740% 12/25/34 (07/01/11) (b)(c)	424,644	428,124
Volkswagen Auto Lease Trust
	0.770% 01/22/13	338,243	338,476
Volkswagen Auto Loan Enhanced Trust
	5.470% 03/20/13	26,885	27,187
	Total Asset-Backed Securities (cost of $4,821,953)		4,801,665
Collateralized Mortgage Obligations — 0.6%
AGENCY — 0.5%
FHLMC Multi-family Structured Pass Through Certificates
	4.186% 12/25/20 (07/01/11) (b)(c)	475,000	486,085
AGENCY TOTAL			486,085
NON - AGENCY — 0.1%
Morgan Stanley Mortgage Loan Trust
	0.406% 02/25/47 (07/25/11) (b)(c)	636,597	124,754
NON-AGENCY TOTAL			124,754
	Total Collateralized Mortgage Obligations (cost of $1,111,487)		610,839
Government Obligation — 0.0%
U.S. GOVERNMENT OBLIGATION — 0.0%
U.S. Treasury Note
	1.875% 06/30/15 (a)	20,000	20,469
U.S. GOVERNMENT OBLIGATION TOTAL			20,469
	Total Government Obligation (cost of $20,150)		20,469

4

	Par ($)	Value ($)
Short-Term Obligation — 1.1%
Repurchase agreement with Fixed Income Clearing Corp., dated 06/30/11, due 07/01/11 at 0.010%, collateralized by a U.S. Government Agency obligation maturing 11/10/20, market value $1,022,031 (repurchase proceeds $999,000)	999,000	999,000

Total Short-Term Obligation (cost of $999,000)		999,000

Total Investments — 100.4% (cost of $94,241,538)(e)(f)		95,217,497

Other Assets & Liabilities, Net — (0.4)%		(395,377)

Net Assets — 100.0%		94,822,120

5

Notes to Investment Portfolio:

* Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Asset-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quotation.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par upon reaching 60 days to maturity. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the last quoted market price for the security.  The determination of fair value often requires significant judgment.  To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums.  Multiple inputs from various sources may be used to determine value.

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Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value.  The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.  Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

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The following table is a summary of the inputs used to value the Portfolio’s investments as of June 30, 2011:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Mortgage-Backed Securities	$—	$65,144,757	$—	$65,144,757
Total Commercial Mortgage-Backed Securities	—	23,640,767	—	23,640,767
Total Asset-Backed Securities	—	4,801,665	—	4,801,665
Total Collateralized Mortgage Obligations	—	610,839	—	610,839
Total Government Obligation	20,469	—	—	20,469
Total Short-Term Obligation	—	999,000	—	999,000
Total Investments	20,469	95,197,028	—	95,217,497
Unrealized Appreciation on Open Futures Contracts	4,702	—	—	4,702
Total	$25,171	$95,197,028	$—	$95,222,199

The Portfolio’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Certain short-term obligations may be valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

There were no significant transfers of financial assets between Levels 1 and 2 during the period.

(a) A portion of these securities, with a market value of $119,224, is pledged as collateral for open futures contracts.
(b) Parenthetical date represents the next reset date for the security.
(c) The interest rate shown on floating rate or variable rate securities reflects the rate at June 30, 2011.

(d)         Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities, which are not illiquid, amounted to $6,302,338, which represents 6.6% of net assets.

(e) Cost for federal income tax purposes is $94,241,538.
(f) Unrealized appreciation and depreciation at June 30, 2011 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,648,180	$(672,221)	$975,959

At June 30, 2011, the Portfolio held the following open short futures contracts:

Interest Rate Risk	Number of Contracts	Value	Aggregate Face Value	Expiration Date	Unrealized Appreciation
10-Year U.S. Treasury Notes	81	$9,908,578	$9,913,280	Sept-2011	$4,702

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Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 19, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	August 19, 2011

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	August 19, 2011